Heritage
                                                                          Series
                                                                           Trust

[GRAPHIC]


         From Our Family to Yours: The Intelligent Creation of Wealth.

Aggressive Growth Fund
Eagle International Equity Portfolio
Growth Equity Fund
Mid Cap Stock Fund
Small Cap Stock Fund
Technology Fund
Value Equity Fund


                               Semiannual Report
                     (Unaudited) and Investment Performance
                     Review for the Six-Month Period Ended
                                 April 30, 2001


                                [HERITAGE LOGO]

                                ----------------
                                Series Trust(TM)
                                ----------------

                             Heritage Series Trust
                               Semiannual Report
                               Table of Contents




President's Letter ...........................     1
Portfolio Commentary and Investment Portfolio:
   Aggressive Growth Fund
      Portfolio Management Letter ............     3
      Investment Portfolio ...................     4
   Eagle International Equity Portfolio
      Investment Commentary ..................     6
      Investment Portfolio ...................     8
   Growth Equity Fund
      Portfolio Management Letter ............    11
      Investment Portfolio ...................    14
   Mid Cap Stock Fund
      Portfolio Management Letter ............    16
      Investment Portfolio ...................    18
   Small Cap Stock Fund
      Portfolio Management Letters ...........    20
      Investment Portfolio ...................    23
   Technology Fund
      Portfolio Management Letter ............    26
      Investment Portfolio ...................    32
   Value Equity Fund
      Portfolio Management Letter ............    34
      Investment Portfolio ...................    36
Statements of Assets and Liabilities .........    38
Statements of Operations .....................    40
Statements of Changes in Net Assets ..........    41
Financial Highlights .........................    45
Notes to Financial Statements ................    53

                                                                   May 15, 2001


Dear Valued Shareholders:


I am pleased to provide you with the semiannual report for the seven portfolios (the "Funds") of the Heritage Series Trust for the six-month period ended April 30, 2001. The investment and financial information for each Fund is provided in this report. Because many of you have investments in more than one Fund in our Series Trust, this combined report allows us to provide you with the relevant information for each of your Funds in one easy-reference format.


For the six-month period ended April 30, 2001, performance* for the Class A Shares of each Fund was as follows: Aggressive Growth Fund -12.49%; Eagle International Equity Portfolio -13.56%; Growth Equity Fund -20.86%; Mid Cap Stock Fund +4.49%; Small Cap Stock Fund +0.81%; Technology Fund -41.79%; and Value Equity Fund +7.43%. In this very difficult environment, value, small and mid cap stocks strongly outperformed growth stocks, including technology.


The chart below shows the Funds' Class A Shares performance and reflects the current maximum front-end sales load for the 1-, 3-, 5-year and life of each fund for the period ending April 30, 2001.



                                                           Heritage Series Trust
Class A Shares                                Average Annual Return (Periods ended 4/30/01)(a)
--------------                           ----------------------------------------------------------
                                            1-Year        3-Year        5-Year      Life of Fund(b)
                                         -----------   -----------   -----------   ----------------
Aggressive Growth Fund                       -7.37%           --            --           +23.27%
Eagle International Equity Portfolio        -26.87%        -2.04%        +3.71%           +4.87%
Growth Equity Fund                          -28.27%       +14.69%       +22.69%          +22.61%
Mid Cap Stock Fund                           +3.03%       +12.19%           --           +15.29%
Small Cap Stock Fund                         -2.95%        -3.55%        +6.26%          +12.18%
Technology Fund                             -44.59%           --            --           -23.65%
Value Equity Fund                            +9.66%        +1.23%        +8.57%          +12.87%

The period ended April 30, 2001 was marked by a sharp decline in the growth areas of equity markets, led primarily by technology and healthcare. Energy, though volatile with movements in oil and gas prices, did well during the period, as did financial stocks. Generally the economy continues to slow along with corporate earnings, though the Fed has continued to cut interest rates to battle the slowdown and we expect that will continue. We continue to expect an economic recovery by the first part of 2002 and believe the equity markets have already begun a choppy upward movement.
----------------
* These returns are calculated without the imposition of front- or contingent deferred sales charges.
(a) Performance numbers reflect the current maximum front-end sales load for Class A Shares of 4.75%. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance does not guarantee future results.
(b) The inception dates for the Funds' Class A Shares are as follows:
    Aggressive Growth Fund, 08/20/98; Eagle International Equity Portfolio, 12/27/95; Growth Equity Fund, 11/16/95; Mid Cap Stock Fund, 11/06/97;
    Small Cap Stock Fund, 05/07/93; Technology Fund, 11/18/99; Value Equity Fund, 12/30/94.

Individual portfolio manager commentaries for each of the seven Funds included in the Heritage Series Trust follow. These detailed commentaries provide information about the individual performance of these Funds, synopses of market events, and mention of specific sectors and/or holdings that may have significantly impacted fund performance during this semiannual reporting period. We hope that you will find the portfolio managers' reviews and outlooks helpful. Investment portfolios and other important information for all of the Funds follow the managers' commentaries.


On behalf of Heritage, I thank you for your continuing support of the Heritage Family of Funds and for your investment in the Heritage Series Trust. Please call your financial advisor or Heritage at (800) 421-4184 if you have any questions.



                                        Sincerely,


                                        /s/  RICHARD K. RIESS


                                        Richard K. Riess
                                        President

                                                                   May 21, 2001


Dear Fellow Shareholders:

For the six-month period ended April 30, 2001, the Heritage Series Trust--Aggressive Growth Fund (the "Fund") Class A Shares fell 12.5%*, outperforming the Russell 2000 Growth Index, which was down 17.4%, and the Russell 2500 Growth Index, which was down 20.7% for the same period. While we never like to see negative performance, I am pleased that the Fund continues to outperform its benchmarks.

Growth stocks, led by the Technology sector, declined sharply during the six months ended April 30th. Healthcare was also weak. The Energy and Financial Services sectors, with more traditional value stocks, were strong during the period. However, during the month of April, there were some signs of strength in growth stocks. Year-to-date through April 30, 2001, the Russell 2500 Value Index is up 3.61%, while the Russell 2500 Growth Index is down 7.71%. However, in April, the Russell 2500 Growth Index was up 15.2%, substantially better than the Russell 2500 Value Index, which was up 5.69%. The Federal Reserve's interest rate cuts have helped increase investor confidence in growth stocks, which tend to perform relatively well when the Fed is cutting rates. Research from Bear Stearns shows that growth stocks generally outperform the general market for 12 months following a cut in rates.

Our best performer over the past six months was Astropower, a fairly recent addition to the portfolio that produces solar cells, which are semiconductor devices that convert sunlight into electricity. With a strong presence in California, we expect the company to see an increase in demand on the heels of the state's energy crisis. Metlife, a leading provider of insurance and other financial services, continued to perform well; however, we saw signs of slowing growth and sold the stock. Another good performer was ESC Medical Systems, a leading manufacturer of medical laser devices used mostly for aesthetic purposes, as ESCM's recent acquisition of Coherent's medical group combines two leading players in the industry. Finally, Aeroflex, another recent addition, a manufacturer of microelectronics for fiber optic communications and test systems, stands to benefit from the outsourcing trend for fiber optic modules by systems original equipment manufacturers (OEMs) such as Nortel and Lucent.

Our worst performer is Avocent which provides connectivity solutions enabling remote management of multiple network servers. The stock sold off following a poor earnings report by a substantial customer. Our analysis indicated concerns that AVCT could be impacted with a decline in demand, so we sold the position. Informax, which provides software used by biotech researchers, was weak in line with negative sentiment in biotechs. However, there were some management changes announced at the company, which we believe indicates the potential for concerns in a company with a recent IPO, so we sold the stock. New Focus, which makes fiber-optic components for next generation optical networks and test systems, was down with a general weakening in technology demand.

Led by a sharp downturn in technology capital equipment spending, economic growth continues to slow. The Fed has continued to cut interest rates to battle the slowing economy, and may do so again very soon. While the near term earnings outlook is cloudy, we anticipate an earnings recovery and believe that the stock market has begun what will prove to be a choppy recovery. With this in mind we have increased our technology exposure from a low of about 15% at the end of March to 24% on April 30th. We have also purchased the stocks of several gaming equipment providers, which we believe stand to benefit from a replacement cycle currently underway in the industry. After a sharp run up in energy stocks, we have reduced our exposure to this sector, as we believe it could be hurt by an economic slowdown. However, should prices in this sector pull back sharply, we would look to increase our exposure again.

As always, we will continue to do our best for Heritage shareholders.

                                             Sincerely,

                                             /s/  BERT BOKSEN

                                             Bert Boksen
                                             Senior Vice President
                                             Eagle Asset Management, Inc.
                                             Portfolio Manager, Aggressive
                                             Growth Fund
----------
* Calculated without the imposition of front-end or contingent deferred sales charges.

--------------------------------------------------------------------------------
                 Heritage Series Trust - Aggressive Growth Fund

                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
--------------------------------------------------------------------------------


                                                            Market
  Shares                                                    Value
  ------                                                    -----
Common Stocks--90.9%(a)
-----------------------
  Advertising -- 0.6%
  -------------------
    1,000,000  Telespectrum Worldwide Inc.* ...........  $   620,000
                                                          ----------
  Airlines -- 0.7%
  ----------------
       30,000  Atlantic Coast Airlines Holdings,
                Inc.* .................................      726,000
                                                          ----------
  Analog Semiconductors -- 5.2%
  -----------------------------
       97,500  AstroPower, Inc.* ......................    4,083,300
       35,000  Triquint Semiconductor, Inc.* ..........    1,016,050
                                                          ----------
                                                           5,099,350
                                                          ----------
  Banks -- 0.7%
  -------------
       25,000  North Fork Bancorporation ..............      663,750
                                                          ----------
  Biotechnology -- 0.7%
  ---------------------
       79,100  Collateral Therapeutics, Inc.* .........      653,366
                                                          ----------
  Commercial Services -- 5.3%
  ---------------------------
      150,000  Cendant Corporation* ...................    2,661,000
       80,000  Moody's Corporation ....................    2,512,000
                                                          ----------
                                                           5,173,000
                                                          ----------
  Electric -- 1.5%
  ----------------
       25,000  Calpine Corporation* ...................    1,424,750
                                                          ----------
  Electrical Components & Equipment -- 1.7%
  -----------------------------------------
      107,000  Artesyn Technologies, Inc.* ............    1,622,120
                                                          ----------
  Electronics -- 13.0%
  --------------------
      112,500  Coherent, Inc.* ........................    4,443,750
      100,000  DDi Corporation* .......................    2,457,000
       70,000  Gentex Corporation* ....................    1,890,000
       40,000  Rockford Corporation* ..................      282,400
       80,000  Sawtek, Inc.* ..........................    1,968,000
       50,000  Varian, Inc.* ..........................    1,616,000
                                                          ----------
                                                          12,657,150
                                                          ----------
  Entertainment -- 5.7%
  ---------------------
      100,000  Alliance Gaming Corporation* ...........    2,308,000
       32,000  International Game Technology...........    1,789,760
       50,000  Shuffle Master, Inc.* ..................    1,485,000
                                                          ----------
                                                           5,582,760
                                                          ----------
  Healthcare Products -- 9.5%
  ---------------------------
       25,000  Baxter International, Inc. .............    2,278,750
       70,000  Dentsply International Inc. ............    2,742,600
      155,000  ESC Medical Systems Ltd.* ..............    4,223,750
                                                          ----------
                                                           9,245,100
                                                          ----------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks (continued)
-------------------------
  Healthcare Services -- 2.2%
  ---------------------------
      120,000  Health Management Associates,
                Inc., Class "A" .........;.............    2,150,400
                                                          ----------
  Insurance -- 2.2%
  -----------------
       39,500  AMBAC Financial Group, Inc. ............    2,125,495
                                                          ----------
  Leisure Time -- 4.4%
  --------------------
       40,000  Carnival Corporation, Class "A" ........    1,060,000
      260,000  Multimedia Games, Inc.* ................    3,237,000
                                                          ----------
                                                           4,297,000
                                                          ----------
  Memory & Commodity Semiconductors -- 2.2%
  -----------------------------------------
       55,000  Integrated Device Technology Inc.*          2,154,350
                                                          ----------

  Oil & Gas -- 2.2%
  -----------------
       25,000  Ensco International Inc. ...............      972,500
       25,000  Spinnaker Exploration Company* .........    1,137,500
                                                          ----------
                                                           2,110,000
                                                          ----------
  Oil & Gas Services -- 5.2%
  --------------------------
       38,200  Oceaneering International Inc.* ........      909,160
      130,000  Veritas DGC Inc.* ......................    4,225,000
                                                          ----------
                                                           5,134,160
                                                          ----------
  Pharmaceuticals -- 3.4%
  -----------------------
      150,000  Praecis Pharmaceuticals, Inc.* .........    3,291,000
                                                          ----------
  Printing & Publishing -- 3.3%
  -----------------------------
       70,000  Houghton Miffin Company ................    3,185,700
                                                          ----------
  Real Estate -- 1.6%
  -------------------
       55,000  LNR Property Corporation ...............    1,567,500
                                                          ----------
  Retail -- 5.4%
  --------------
       80,000  Circuit City Stores-Circuit City
                Group .................................    1,204,000
       70,000  Gadzooks, Inc.* ........................    1,417,500
      275,000  Office Depot, Inc.* ....................    2,612,500
                                                          ----------
                                                           5,234,000
                                                          ----------
  Software -- 6.6%
  ----------------
       30,000  Adobe Systems Inc. .....................    1,347,600
       40,000  Barra Inc* .............................    1,841,600
      130,000  Datastream Systems, Inc.* ..............    1,176,500
      135,000  InforMax, Inc.* ........................      506,250
      560,000  INSpire Insurance Solutions, Inc.* .....      302,400
       25,000  Micromuse, Inc.* .......................    1,237,500
                                                          ----------
                                                           6,411,850
                                                          ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                 Heritage Series Trust - Aggressive Growth Fund

                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks (continued)
-------------------------
  Telecommunications -- 7.6%
  --------------------------
      130,000  Acterna Corporation* ...................  $ 1,435,200
      170,000  Aeroflex, Inc.* ........................    2,534,700
      100,000  Corvis Corporation* ....................      685,000
      100,000  EMS Technologies, Inc.* ................    1,451,000
      200,000  Telefonakliebolaget LM Ericsson,
                Sponsored ADR .........................    1,286,000
                                                          ----------
                                                           7,391,900
                                                          ----------
Total Common Stocks
 (cost $79,429,509)....................................   88,520,701
                                                          ----------
Repurchase Agreement--11.1%(a)
------------------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated April 30,
2001
@ 4.42% to be repurchased at $10,864,334 on
May 1, 2001, collateralized by $9,765,000
United States Treasury Bonds, 6.87% due
August 15, 2025, (market value $11,080,139
including interest) (cost $10,863,000).................   10,863,000
                                                          ----------
Total Investment Portfolio
 (cost $90,292,509) (b), 102.0% (a)....................   99,383,701
Other Assets and Liabilities, net, (2.0%) (a) .........   (1,934,890)
                                                          ----------
Net Assets, 100.0% ....................................  $97,448,811
                                                          ==========

----------------------
 *  Non-income-producing security.
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $9,091,192 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $13,668,838 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $4,577,646.

ADR -- American Depository Receipt.


    The accompanying notes are an integral part of the financial statements.

                                                                    May 21, 2001


INVESTMENT COMMENTARY from MARTIN CURRIE, INC.
Eagle International Equity Portfolio (the "Fund")


For the period under review, international markets have remained under pressure from the weakness in the technology, media and telecom ("TMT stocks") sectors, related profit warnings and volatility in Nasdaq. Increasing nervousness over the extent of the slowdown in the U.S. economy has spilled over into other markets, emphasised by the change in the interest rate cycle. The end of 2000 saw a sharp sell down of Japanese securities and the yen as the economy showed signs of slowing again. While markets rallied in January as technology bounced, February and March were again weak as the first quarter reporting season in the U.S. impacted on forecasts for international stocks. It took the surprise half point cut by the Federal Reserve in April to restore some confidence. Most significantly, Japanese stocks have started to outperform, year to date, reflecting dramatic political changes and a real impetus for restructuring. The Yen, however, has weakened, and the Euro, despite some strengthening earlier in the period, has remained volatile. The Morgan Stanley Capital International Europe, Australia, Far East Index (the "MSCI EAFE Index" or "Index") fell by 7.9% over the six-months to April 30, 2001, while the Fund's Class A shares fell by 13.56%*. This underperformance reflects a difficult fourth quarter 2000 for the Fund, with our overweight position in Japan, relative to the Index, and holdings in European global technology plays impacting returns.


The period under review has also seen a change in number of stocks held within the Fund, moving from a broader list of 120 stocks to a shorter more concentrated portfolio of 40 holdings in early January. The Fund continues to reflect the asset allocation and sector bias of Martin Currie, and all stocks are chosen from the broader Martin Currie Europe, Australia and Far East universe. The high volume of transactions results from this change to the portfolio.


Japan (23.8% of net assets at April 30, 2001) performed poorly over the early part of the period, beset by gloomy economic news and a weak currency. It took substantial pressure on the government and a new prime minister to push the MSCI Japan Index higher in April, with expectation of real change in the structure of government, the economy and, importantly, the financial system now likely. Additions were made to existing quality holdings, while a number of holdings were sold in January - in line with a general reduction of risk across the whole of the portfolio. Sales included Daiwa House, Secom, Canon, Fuji Photo Film and Fujitsu, and some smaller companies, Toppan Printing and Benesse. Despite the sales, the Fund remains overweight relative to its peer group. We are attracted to tangible signs of corporate change, the unwinding of cross share ownership, and the relative value now found in Japanese equities. The portfolio is hedged, with 30% of its Japanese assets protected against a weakening Yen.


Part of the proceeds of the Japanese reduction funded additions to the Pan European (UK and Continental Europe) portfolio (60.3% of net assets at April 30, 2001). But with increasing uncertainty over earnings in TMT related sectors, risk was reduced at the sector level, with switches into more defensive stocks. Sales included Sema, Energis, Marconi, Sage, Cable and Wireless (UK), Alcatel (France), Ericsson (Sweden) and Telefonica (Spain). Purchases included Man Group and Shell (UK), Deutsche Post (Germany) and Eni Spa (Italy) - a move away from technology and telecoms into interest rate sensitives and energy. While the European economies have remained relatively resilient to the U.S. downturn, corporate profits have been affected, leaving markets and valuations vulnerable in the short term to news on the U.S. economy and corporate profits. In this environment, we remain underweight the MSCI EAFE Index.


Asia (6.9% of net assets at April 30, 2001) also received funds from the sale of Japanese assets, leaving the Fund overweight to the Index. However, with a more limited stock list, the focus was on Hong Kong, and interest rate sensitive stocks. Holdings were built up in Hong Kong Exchanges, Henderson Land, and Wharf Holdings.

----------------
* Calculated without the imposition of front-end or contingent deferred sales charges.

Asia, as with Emerging Markets (4.4% of net assets as of April 30, 2001), is a beneficiary of falling U.S. interest rates, and in general has performed well. Our focus in smaller markets has been on Mexico, (America Movil) and South Africa (Barloworld).


Outlook


International markets are not immune to the slowdown in the U.S. economy and its impact on corporate profits. But much is now reflected in market levels. Falling interest rates in the U.S. have been followed by a number of cuts around the world, with Asia and smaller markets reacting positively. With a new and vigorous government in place in Japan, there is growing momentum for radical change, and a chance to really restructure the banking system and uncompetitive industries such as construction and transport. Any revaluation of the Japanese equity market will help the Index decouple from the U.S. market.


On behalf of all of us at Martin Currie, Inc., thank you for your continuing confidence in us. We look forward to reporting to you again after the end of the Fund's fiscal year.

--------------------------------------------------------------------------------
          Heritage Series Trust - Eagle International Equity Portfolio

                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
--------------------------------------------------------------------------------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks--92.8%(a)
-----------------------
  Denmark -- 2.5%
  ---------------
       15,000  ISS A/S* ...............................  $  873,587
                                                          ----------

  France -- 8.0%
  --------------
       13,378  Aventis SA .............................    1,036,219
        7,021  AXA Societe Anonyme ....................      828,508
       13,709  Vivendi Universal ......................      949,346
                                                          ----------
                                                           2,814,073
                                                          ----------
  Germany -- 6.9%
  ---------------
       45,993  Deutsche Post AG* ......................      784,316
        5,934  Ergo-Versicherungsgruppe AG ............      858,449
       30,847  IM Internationalmedia AG* ..............      792,089
                                                          ----------
                                                           2,434,854
                                                          ----------
  Hong Kong -- 6.9%
  -----------------
      170,000  Henderson Land Development
                Ltd. ..................................      780,356
      430,000  Hong Kong Exchanges and Clearing
                Ltd. ..................................      771,894
      380,000  Wharf Holdings Ltd. ....................      896,525
                                                          ----------
                                                           2,448,775
                                                          ----------
  Ireland -- 2.5%
  ---------------
       17,100  Elan Corporation PLC, Sponsored
                ADR* ..................................      857,565
                                                          ----------
  Italy -- 5.9%
  -------------
       10,987  Autogrill SPA ..........................      123,802
      151,930  ENI - Ente Nazionale Idrocarburi........    1,040,655
      150,254  Telecom Italia SPA .....................      937,189
                                                          ----------
                                                           2,101,646
                                                          ----------
  Japan -- 21.2%
  --------------
      174,000  Asahi Kasei Corporation ................      895,593
       21,000  Honda Motor Company, Ltd. ..............      844,657
      226,000  Mitsubishi Heavy Industries Ltd ........      923,643
          118  Nippon Telegraph and Telephone
                Corporation ...........................      749,646
       46,000  Nomura Securities Company, Ltd..........      971,634
        5,000  Rohm Company Ltd. ......................      882,127
       10,500  Sony Corporation .......................      785,174
       69,000  Sumitomo Electric Industries, Ltd.......      853,251
       21,000  Yamanouchi Pharmaceutical
                Company Ltd. ..........................      581,233
                                                          ----------
                                                           7,486,958
                                                          ----------
  Mexico -- 2.1%
  --------------
       40,000  America Movil SA de CV, Series
                "L", Sponsored ADR* ...................      736,000
                                                          ----------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks (continued)
-------------------------
  Netherlands -- 13.0%
  --------------------
       41,634  ASM Lithography Holding NV* ............    1,100,805
       13,312  Buhrmann NV ............................      220,749
       27,420  Koninklijke Philips Electronics NV .....      805,513
       46,895  Ordina NV* .............................      934,090
       39,539  TNT Post Group NV ......................      931,400
       14,158  VNU NV .................................      588,515
                                                          ----------
                                                           4,581,072
                                                          ----------
  South Africa -- 2.3%
  --------------------
      120,000  Barloworld Ltd .........................      829,390
                                                          ----------
  Spain -- 2.6%
  -------------
       65,705  Banco Bilbao Vizcaya Argentaria, S.A. ..      933,914
                                                          ----------
  Sweden -- 1.1%
  --------------
       42,425  Skandinaviska Enskilda Banken AB .......      392,977
                                                          ----------
  Switzerland -- 1.7%
  -------------------
        1,000  Synthes-Stratec Inc. ...................      596,017
                                                          ----------
  UK -- 16.1%
  -----------
       76,000  3i Group PLC ...........................    1,367,673
       23,984  GlaxoSmithKline PLC* ...................      633,690
       27,000  HSBC Holdings PLC ......................      355,723
       87,000  MAN Group PLC ..........................    1,058,378
      110,000  Shell Transport &
                Trading Company, PLC ..................      918,167
      449,333  Vodafone Group PLC .....................    1,364,282
                                                          ----------
                                                           5,697,913
                                                          ----------
Total Common Stocks
 (cost $33,336,582)....................................   32,784,741
                                                          ----------

  Principal                                                Market
   Amount                                                  Value
   ------                                                  -----
Convertible Preferred Shares -- 2.6%(a)
---------------------------------------
  Japan -- 2.6%
  -------------
  105,000,000  Sanwa International Finance
                (Bermuda), 1.25%, 01/08/05(b)*.........      926,233
                                                          ----------
Total Convertible Preferred Shares
 (cost $902,233).......................................      926,233
                                                          ----------
Total Investment Portfolio excluding
 repurchase agreement (cost $34,238,815)...............   33,710,974
                                                          ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
          Heritage Series Trust - Eagle International Equity Portfolio

                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------


                                                   Market
                                                   Value
                                               -------------
Repurchase Agreement--2.9%(a)
-----------------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated
April 30, 2001 @ 4.42% to be
repurchased at $1,022,125 on
May 1, 2001, collateralized by
$1,030,000 United States Treasury Notes,
5.50% due August 31, 2001, (market value
$1,046,989 including interest)
(cost $1,022,000)......................................  $ 1,022,000
                                                          ----------
Total Investment Portfolio
 (cost $35,260,815) (c), 98.3% (a) ....................   34,732,974
Other Assets and Liabilities, net, 1.7% (a) ...........      618,032
                                                          ----------
Net Assets, 100.0% .......................               $35,351,006
                                                          ==========

----------------------
 *  Non-income producing security.
(a) Percentages indicated are based on net assets.
(b) Principal amount is stated in Japanese Yen.
(c) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized depreciation of $527,841 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $1,780,811 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $2,308,652.

ADR -- American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
          Heritage Series Trust - Eagle International Equity Portfolio

                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------

                                                  Market     % of Net
Industry Diversification                          Value       Assets
------------------------                          -----       ------
Common Stocks
  Auto Manufacturers .......................  $   844,656       2.4%
  Banks ....................................    1,682,612       4.8%
  Broadcasting .............................      794,322       2.2%
  Chemicals ................................      895,595       2.5%
  Commercial Services ......................      873,585       2.4%
  Distribution/Wholesale ...................      220,749       0.6%
  Diversified Manufacturer .................      923,639       2.6%
  Electrical Components & Equipment ........      853,254       2.4%
  Electronics ..............................      805,512       2.3%
  Financial Services .......................    5,461,927      15.5%
  Healthcare Products ......................      596,017       1.7%
  Home Furnishings .........................      785,174       2.2%
  Insurance ................................    1,686,957       4.8%
  Memory & Commodity Semiconductors ........      882,127       2.5%
  Multimedia ...............................      949,347       2.7%
  Oil & Gas ................................    1,958,830       5.5%
  Pharmaceuticals ..........................    3,108,704       8.8%
  Printing & Publishing ....................      588,515       1.7%
  Real Estate ..............................      780,351       2.2%
  Retail ...................................      121,569       0.4%
  Semiconductor Equipment ..................    1,100,807       3.1%
  Telecommunications .......................    3,787,105      10.7%
  Transportation ...........................    1,715,714       4.9%
  Venture Capital ..........................    1,367,673       3.9%
Convertible Preferred Shares ...............
  Banks ....................................      926,233       2.6%
Repurchase Agreement .......................    1,022,000       2.9%
                                              -----------      -----
Total Investments ..........................  $34,732,974      98.3%
                                              ===========      =====

--------------------------------------------------------------------------------
                    Open Forward Foreign Currency Contracts

                                 April 30, 2001
                                  (unaudited)
--------------------------------------------------------------------------------

          Contract                    In             Delivery    Gross Unrealized
         To Deliver              Exchange For          Date        Depreciation
--------------------------   ---------------------   ---------  ----------------
JPY         314,387,920      USD       2,565,706     07/10/01       $ (29,706)
                                                                    ----------
Net Unrealized Depreciation                                         $ (29,706)
                                                                    ==========
------------------------
JPY -- Japanese Yen
USD -- United States Dollar



    The accompanying notes are an integral part of the financial statements.

                                                                   May 23, 2001



Dear Fellow Shareholders:


The Heritage Series Trust - Growth Equity Fund (the "Fund") has held up well relative to the comparable market Indices given the current market volatility. For the six-month period ending April 30, 2001, the Fund's Class A shares returned -20.86%(a). On a relative basis, the performance of the Fund has been solid. The Class A Shares of the Fund outperformed the Standard & Poor's Barra Growth (S&P Barra Growth) and Russell 1000 Growth Indices on a year-to-date, trailing six-month and trailing one-year basis.



                           Year to Date*   Trailing 6 Months*   Trailing 1-Year*
                           -------------   ------------------   ----------------
   Growth Equity Fund(a)       -9.27%           -20.86%              -24.69%
   S&P 500 Composite           -5.01%           -12.07%              -12.98%
   Russell 1000 Growth        -10.89%           -26.43%              -32.25%
   S&P Barra Growth           -10.03%           -23.07%              -29.15%

----------------
* All periods ending April 30, 2001.


The Fund has compared very favorably among its mutual fund peers as well. The Fund's Class A shares were rated five stars(b) by Morningstar Inc., based on 4,363 domestic equity funds for the overall period ending April 30, 2001. On a three-year basis, Morningstar(c) ranks the Fund's Class A shares in the top six percentile out of 582 large growth funds for the period ending April 30, 2001. For the five-year period ending April 30, 2001, Morningstar(c) ranks the Fund's Class A shares in the first percentile of its large growth peer group (370 funds). In addition, Lipper Analytic Services(c) ranked the Fund's Class A shares in the first percentile out of 568 large-cap, growth equity funds for the two-year period ending April 30, 2001. Over the past two years, we are pleased to have outperformed in up markets and to have properly managed our downside risk.


We continue to focus on risk-adjusted returns, i.e. - providing higher upside returns with a minimum of downside risk. We seek to control the risk in the portfolio through careful stock selection and disciplined industry exposure. As part of this risk control strategy, the Fund consists of large-cap, blue chip companies. While our investing philosophy may not be as aggressive on the upside (when compared to those who normally overweight certain sectors, e.g., technology), it is in challenging markets where we have demonstrated its inherent value.


Market Environment
------------------

The global macroeconomic environment is worse today than it was six months ago. In the U.S., what started out as a trickle has turned into a torrent as a number of companies across all sectors report earnings/ revenues that are declining, noticeable cutbacks in orders, and/or layoffs of employees. Japan continues to face an economic crisis, especially with the reluctance of the Japanese consumer to increase spending and

----------------
(a) Calculated without the imposition of front-end or contingent deferred sales charges. Please see the initial letter by Richard K. Riess for a full statement of returns.
(b) Morningstar, Inc. brings both performance and risk together into one evaluation. These ratings are subject to change every month. The top 10% of domestic equity funds receive five stars. The Fund's Class A shares also received a five star rating from Morningstar for the three- and five-year periods ending April 30, 2001 out of 4,363 and 2,683 domestic equity funds, respectively. The performance numbers used for the rating did take into account front-end sales charges. Past performance is no guarantee of future results.
(c) Rankings from Morningstar and Lipper Analytic Services are based strictly on performance and do not take into account the imposition of either front-end or contingent deferred sales charges. Lipper Analytic Services ranked the Fund in the 44th, 4th and 1st percentile for the 1-, 3- and 5-year periods ending April 30, 2001 out of 740, 466 and 285 large-cap growth funds, respectively. For the one year period ended April 30, 2001, Morningstar ranked the Fund's Class A shares in the 45th percentile out of 854 large growth funds. Past performance is no guarantee of future results.

a weakened banking system. Although growth in Europe is projected to be in the range of two percent, it is by no means clear that Europe can pick up the slack for any prolonged global weakness. In addition, the U.S. dollar has been surprisingly strong in 2001. A strong U.S. dollar makes American goods more expensive overseas. Many of the best-known U.S. multi-nationals may find growth in overseas markets to be much weaker than expected, and as a result, their earnings may be hobbled even further in 2001.


Energy has been an especially hot topic in the news media over the past six months. The recent events in California with rolling electricity blackouts across the state have caused a public outcry and created an atmosphere of uncertainty among individuals, private businesses, and investors. While California is working to rectify the situation, its economy is by no means assured smooth sailing without increasing electricity rates, improving conservation efforts, and building more power plants. Until some (or all) of these actions occur, California's situation will probably remain unstable for some time. When one considers the importance and size of California's economy (if separated from the U.S., it would rank approximately sixth on a list of the world's largest economies), the rest of the U.S. economy has good reason to be concerned about any disruption in California's economic and electricity status.



Higher energy costs continue to have an effect on the country at large in 2001. Both crude oil and natural gas continue to act as a drag on the overall economy. A colder and more severe winter in the U.S. exacerbated this situation. Higher costs for energy act as an indirect tax that cuts across all areas of the economy.


Portfolio Review
----------------

While technology remains the single largest sector weighting in the Fund, we continued to trim this weighting to reduce the portfolio's risk exposure. We remain firm believers in the long-term growth prospects of technology and continue to hold EMC, Intel, Texas Instruments, Cisco Systems, and Celestica.


Microsoft and Dell were positive for the Fund. With so many dot-coms crashing in the marketplace, the steadiness and reliability of Microsoft's business and increased traction of its Windows 2000 platform proved attractive to many investors. Dell has demonstrated new signs of life. The company, which had been punished by investors throughout much of the latter half of 2000, has held up remarkably well. The firm has done a much better job of meeting Wall Street's expectations in recent months.


The financial sector was not immune to recent market events. In the case of Goldman Sachs and Citigroup, these companies revised their earnings downward to reflect the recent slowdown in capital markets activities. For American Express, estimates were revised downward for two reasons. First, its travel division began to experience a slowdown in the charge card business. Second, AMEX's financial advisor division suffered from lower equity asset valuations and a charge due to a deterioration in its high yield portfolio. Despite the lack of negative news about AIG's fundamental story and earnings outlook, the company has been caught up in investors' overall pessimism on the financial sector.


In health care, we increased our weighting in this sector to lower the overall risk profile of the Fund. Companies such as Medtronic, Merck, Pfizer, Pharmacia, and Genentech all declined without any fundamental change in their businesses. However, Baxter and Johnson & Johnson were positive for the portfolio.


A number of our consumer/retail holdings, including Anheuser-Busch, Kroger, and Procter & Gamble, were off just slightly for the past six months. Gannett, International Game Technology, Waste Management, Home Depot, and Wal-Mart were positive for the Fund. The Fund's AOL Time Warner weighting was a flat performer for the portfolio as the merger finally received the blessing of the federal regulators. The firm has announced stepped up efforts to cut costs and to cross-market products to AOL Time Warner subscribers.

Conclusion
----------

We continue to look favorably upon the cuts in interest rates by the Federal Reserve (the "Fed"). Since January, the Fed has cut rates by 2.5%. The Fed recognizes the seriousness of any potential economic slowdown in the U.S. economy. While the Fed has been aggressive in cutting interest rates, it is important to remember that these actions will take time to work their way through the overall economy. Our view remains that it may not be until later this year, perhaps in the late third quarter or fourth quarter, before we see a change in business fundamentals. In the meantime, the reduction in interest rates should eventually benefit growth stocks in general.


At the same time, we believe the market will continue to readjust expectations and valuations in the equity markets. Our investment philosophy and process remains unchanged - to invest in those companies with the stronger-than-average revenue and earnings growth. Also, we remain convinced that the real risk to individual investors is attempting to "time" the best period to invest in the market. We thank you for investing with us and look forward to working with you in the years to come.



                                        Sincerely,

                                        /s/  ASHI PARIKH

                                        Ashi Parikh
                                        Managing Director
                                        Eagle Asset Management, Inc.
                                        Portfolio Manager, Growth Equity Fund

--------------------------------------------------------------------------------
                   Heritage Series Trust - Growth Equity Fund

                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
--------------------------------------------------------------------------------


                                                           Market
  Shares                                                   Value
  ------                                                   -----

Common Stocks--99.6%(a)
-----------------------
  Analog Semiconductors -- 2.2%
  -----------------------------
       34,600  Maximum Integrated Products* ...........   $1,768,060
      141,000  National Semiconductor
                Corporation* ..........................    4,060,800
                                                          ----------
                                                           5,828,860
                                                          ----------
  Beverages -- 3.7%
  -----------------
       34,750  Adolph Coors Company, Class "B".........    1,807,000
      198,700  Anheuser-Busch Companies, Inc. .........    7,946,013
                                                          ----------
                                                           9,753,013
                                                          ----------
  Biotechnology -- 1.8%
  ---------------------
       17,500  Amgen Inc.* ............................    1,069,950
       55,700  Genentech Inc.* ........................    2,924,250
       14,000  IDEC Pharmaceuticals
                Corporation* ..........................      688,800
                                                          ----------
                                                           4,683,000
                                                          ----------
  Broadcasting -- 2.8%
  --------------------
      102,900  AT&T - Liberty Media Group,
                Class "A" .............................    1,646,400
       35,700  Clear Channel Communications,
                Inc.* .................................    1,992,060
       86,900  Comcast Corporation, Class "A" .........    3,815,779
                                                          ----------
                                                           7,454,239
                                                          ----------
  Computers -- 5.4%
  -----------------
      273,150  Dell Computer Corporation* .............    7,181,114
      179,200  EMC Corporation ........................    7,096,320
                                                          ----------
                                                          14,277,434
                                                          ----------
  Cosmetics/Personal Care -- 1.4%
  -------------------------------
       62,500  Procter & Gamble Company ...............    3,753,125
                                                          ----------
  Diversified Manufacturer -- 2.3%
  --------------------------------
       89,800  General Electric Company ...............    4,357,994
       13,700  Minnesota Mining &
                Manufacturing Company .................    1,630,437
                                                          ----------
                                                           5,988,431
                                                          ----------
  Electronics -- 2.3%
  -------------------
       23,700  Applied Biosystems Group-
                Applera Corporation ...................      759,822
       59,900  Celestica, Inc.* .......................    3,060,890
       85,150  Solectron Corporation* .................    2,167,068
                                                          ----------
                                                           5,987,780
                                                          ----------
  Entertainment -- 1.5%
  ---------------------
       67,500  International Game Technology ..........    3,775,275
                                                          ----------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks (continued)
-------------------------
  Financial Services -- 7.4%
  --------------------------
       47,900  American Express Company ...............    2,032,876
      169,833  Citigroup Inc. .........................    8,347,292
       13,200  Freddie Mac ............................      868,560
       26,300  Goldman Sachs Group, Inc ...............    2,395,930
       49,900  Lehman Brothers Holdings, Inc. .........    3,630,225
       34,700  Merrill Lynch & Company, Inc. ..........    2,140,990
                                                          ----------
                                                          19,415,873
                                                          ----------
  Food -- 1.6%
  ------------
      189,600  Kroger Company .........................    4,283,064
                                                          ----------
  Healthcare Products -- 6.4%
  ---------------------------
       46,800  Baxter International, Inc. .............    4,265,820
       86,000  Guidant Corporation ....................    3,526,000
       63,350  Johnson & Johnson ......................    6,112,008
       67,700  Medtronic, Inc. ........................    3,019,420
                                                          ----------
                                                          16,923,248
                                                          ----------
  Insurance -- 2.4%
  -----------------
       77,787  American International
                Group, Inc. ...........................    6,362,977
                                                          ----------
  Internet -- 1.1%
  ----------------
      178,200  DoubleClick Inc.* ......................    2,198,988
       38,550  YAHOO! Inc.* ...........................      777,939
                                                          ----------
                                                           2,976,927
                                                          ----------
  Leisure Time -- 0.2%
  --------------------
       13,500  Harley-Davidson, Inc. ..................      622,215
                                                          ----------
  Lodging -- 0.6%
  ---------------
       46,400  Harrah's Entertainment, Inc.* ..........    1,600,800
                                                          ----------
  Logic Semiconductors -- 9.3%
  ----------------------------
       46,800  Advanced Micro Devices, Inc.* ..........    1,450,800
       57,750  Altera Corporation* ....................    1,460,498
      319,200  Intel Corporation ......................    9,866,472
      206,600  LSI Logic Corporation* .................    4,229,102
      125,850  Texas Instruments Inc. .................    4,870,395
       55,200  Xilinx, Inc.* ..........................    2,620,344
                                                          ----------
                                                          24,497,611
                                                          ----------
  Memory & Commodity Semiconductors -- 1.9%
  -----------------------------------------
      131,650  Cypress Semiconductor
                Corporation* ..........................    2,975,290
      108,300  Fairchild Semiconductor
                International Inc., Class "A" .........    1,960,230
                                                          ----------
                                                           4,935,520
                                                          ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   Heritage Series Trust - Growth Equity Fund

                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks (continued)
-------------------------
  Multimedia -- 6.2%
  ------------------
      248,750  AOL Time Warner Inc.* ..................  $12,561,875
       39,800  Gannett Company ........................    2,569,090
       30,000  Gemstar-TV Guide International,
                Inc.* .................................    1,245,600
                                                          ----------
                                                          16,376,565
                                                          ----------
  Pharmaceuticals -- 13.8%
  ------------------------
       23,650  Allergan, Inc. .........................    1,797,400
       56,400  American Home Products
                Corporation ...........................    3,257,100
       43,800  Bristol-Myers Squibb Company............    2,452,800
       26,000  Forest Laboratories, Inc.
                Class "A" .............................    1,589,900
       96,100  Merck & Company, Inc. ..................    7,300,716
      224,400  Pfizer, Inc. ...........................    9,716,520
      125,800  Pharmacia Corporation ..................    6,574,308
       91,500  Praecis Pharmaceuticals, Inc.* .........    2,007,510
       11,300  Protein Design Labs, Inc.* .............      726,025
       21,700  Schering-Plough Corporation ............      836,318
                                                          ----------
                                                          36,258,597
                                                          ----------
  Printing & Publishing -- 0.3%
  -----------------------------
       17,500  Tribune Company ........................      737,450
                                                          ----------
  Retail -- 6.6%
  --------------
       32,700  Costco Wholesale Corporation ...........    1,142,211
      179,150  Home Depot, Inc. .......................    8,437,965
      147,900  Wal-Mart Stores, Inc. ..................    7,652,346
                                                          ----------
                                                          17,232,522
                                                          ----------
  Semiconductor Equipment -- 3.8%
  -------------------------------
       40,900  Applied Materials Inc.* ................    2,233,140
       27,700  KLA-Tencor Corporation* ................    1,522,391
      234,050  Mattson Technology Inc.* ...............    4,112,258
       37,000  Novellus Systems Inc.* .................    2,040,550
                                                          ----------
                                                           9,908,339
                                                          ----------
  Software -- 8.2%
  ----------------
      296,850  Microsoft Corporation* .................   20,111,588
       82,200  Oracle Corporation* ....................    1,328,352
                                                          ----------
                                                          21,439,940
                                                          ----------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks (continued)
-------------------------
  Telecommunications -- 4.5%
  --------------------------
      219,650  Cisco Systems, Inc.*....................    3,729,657
      317,850  Corvis Corporation*.....................    2,177,273
      174,900  Nokia Corporation, Sponsored
                ADR, Class "A" ........................    5,979,831
                                                          ----------
                                                          11,886,761
                                                          ----------
  Transportation -- 1.9%
  ----------------------
       82,300  United Parcel Service, Inc.,
                Class "B" .............................    4,728,135
                                                          ----------
Total Common Stocks
 (cost $239,295,163) ..................................  261,687,701
                                                         -----------
Repurchase Agreement -- 3.1%(a)
-------------------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated
April 30, 2001 @ 4.42% to be repurchased
at $8,242,012 on May 1, 2001,
collateralized by $7,410,000 United
States Treasury Bonds, 6.875% due
August 15, 2025, (market value
$8,407,970 including interest)
(cost $8,241,000) .....................................    8,241,000
                                                          ----------
Total Investment Portfolio
 (cost $247,536,163) (b), 102.7% (a) ..................  269,928,701
Other Assets and Liabilities, net, (2.7%) (a)..........   (7,122,874)
                                                          ----------
Net Assets, 100.0% .................................... $262,805,827
                                                          ==========
----------------------
 *   Non-income producing security.
(a)  Percentages indicated are based on net assets.
(b)  The aggregate identified cost for federal income tax
     purposes is $256,503,196. Market value includes net
     unrealized appreciation of $13,425,505 which consists of
     aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost
     of $27,004,260 and aggregate gross unrealized
     depreciation for all securities in which there is an excess of tax cost over market value of $13,578,755.
ADR -- American Depository Receipt



    The accompanying notes are an integral part of the financial statements.

                                                                    May 10, 2001

Dear Fellow Shareholders:


We are pleased to present the semi-annual report for the Heritage Series Trust-Mid Cap Stock Fund (the "Fund") for the six-month period ended April 30, 2001. For this period, the Fund's Class A shares returned 4.49%*. Thus, as shown below, the Fund outperformed the Russell-Mid Cap Index and the Standard & Poor's 400 Mid Cap Index ("S&P 400 Mid Cap Index") by over 9.35% and 5.90%, respectively.



                                                   6 Months
                                                 ended 4/30/01
                                                --------------
        Heritage Mid Cap Stock Fund .........         4.49%
        S&P 400 Mid Cap Index ...............        -1.41%
        Russell Mid Cap Index ...............        -4.86%


We are extremely pleased with the Fund's performance, especially in light of the market conditions we have faced over the last six months. We believe that the market has shown investors the importance of diversification. Our balanced approach plays very well into this theme due to its diversification of growth and value stocks.


We have mentioned in past letters that the Fund's rating agencies placed us in either the pure growth (Morningstar) or pure value (Lipper) categories**. Since that time, Lipper Inc. has moved the Fund into the Midcap Core peer group while Morningstar Inc. continues to place us in the Midcap Growth category. Regardless, the Fund continues to perform well in both style categories. For the 1-year period ended April 30, 2001, the Fund's Class A shares were ranked by Morningstar Inc. in the top 4th percentile out of 485 MidCap Growth funds. For the same period, Lipper Analytical Services, Inc. ranked our Fund in the top 15th percentile out of 152 Midcap Core Equity funds. We are also proud to announce that for the period ended April 30, 2001 the Fund has received Morningstar's highest honor of an overall 5-star rating. While Morningstar's and Lipper's ranking is strictly based on performance in a specific peer group and does not take into account front- and contingent deferred sales charges, the Morningstar star rating was based on 4,363 domestic equity funds, includes front- and contingent deferred sales charges and takes into account both performance and risks. Only the top 10% of domestic equity funds receive a five star rating.


Volatility in the market has caused us to make some changes to our management style. As we mentioned in October, the Fund's turnover has exceeded 150%. We believe that our trading style is a prudent one in that we take advantage of over-exaggerated short-term moves in our holdings. We have found that often times moves in stocks outweigh the fundamentals. Our fundamental approach to stock-picking allows us to step in and out of stocks with confidence in times of volatility.


Our top performing stocks over the last six months fell into four sectors: technology, health care, capital goods, and consumer cyclicals. In technology, we benefited from strong performance in our software picks, including Epiq Systems, Synopsys, and Advent Software. We believe these companies outperformed their software peers because of their niche businesses. Epiq, for example, sells software that automates the bankruptcy filing process. We have already seen evidence that bankruptcy filings have risen due to the weakening economy. In health care, our biggest winner was Varian Medical, which manufactures medical equipment used in the treatment of cancer with radiation. We also benefited from strong performance by our health care companies, including Manor Care, Lincare and Apogent.


Our negative performing stocks were spread across all sectors. They included Penton Media, SBA Communications, Amphenol, and Avocent. Both Amphenol and Avocent fell victim to the sell-off in technology stocks, although Avocent was hit particularly hard because of customer concentration with Sun Microsystems. We sold Avocent, but kept Amphenol which we continue to like.
----------------
* Calculated without the imposition of front-end or contingent deferred sales charges.
** Past performance does not guarantee future results.

Since our annual letter in October of last year, we have witnessed some dramatic changes in the market. The economy continues to show signs of weakness and corporate earnings growth continues to slow. Investors still seem to prefer value over growth, although we have witnessed recent signs of renewed interest in growth stocks. We believe that investors will be extremely selective in the future, gravitating towards companies with favorable risk-reward characteristics. This strategy should benefit our approach of investing in companies with solid balance sheets, strong competitive positions within an industry, and reasonable valuations.


We continue to believe that diversification is most important in this volatile market. Our approach has been to barbell the portfolio. We continue to own stable stocks that served us well in 2000. Most of our health care (Lincare, Labcorp, Patterson Dental, Apogent), business services (Iron Mountain, Factset, Corporate Executive Board, Barra), capital goods (Moog, Alliant Techsystems) and financial (Federated, Radian, Ambac) holdings fall into this category. On the other side of the bell we own some cyclical stocks - most of which are beaten down technology stocks (DDI, Amphenol, Vishay.) On the one hand, we are paying reasonable valuations for good earnings visibility (stable stocks). On the other hand, we are paying low valuations for low visibility (cyclical stocks). We believe that it is quite possible that both stable stocks, as well as cyclical stocks will do well in the current environment. Therefore, we believe our approach is a prudent one.


As always, we strive to produce strong results for our shareholders. Thank you for your support.


                                        Sincerely,

                                        /s/  TODD L. MCCALLISTER

                                        Todd L. McCallister
                                        Senior Vice President
                                        Eagle Asset Management, Inc.
                                        Portfolio Manager, Mid Cap Stock Fund

--------------------------------------------------------------------------------
                   Heritage Series Trust - Mid Cap Stock Fund

                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
--------------------------------------------------------------------------------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks -- 93.6%(a)
-------------------------
  Advertising -- 2.1%
  -------------------
       19,000  Catalina Marketing Corporation*           $   664,240
       11,300   Lamar Advertising Company* ............      436,745
                                                          ----------
                                                           1,100,985
                                                          ----------
  Aerospace/Defense -- 6.2%
  -------------------------
        9,800  Alliant Techsystems, Inc.* .............      923,160
       16,000  Embraer Empresa Brasileira de
               Aeronautica SA, Sponsored ADR ..........      716,960
       10,500  L-3 Communications Holdings, Inc.* .....      811,125
       16,000  Moog Inc., Class "A" ...................      545,600
       15,500  Titan Corporation* .....................      258,850
                                                          ----------
                                                           3,255,695
                                                          ----------
  Biotechnology -- 2.0%
  ---------------------
       30,000  Diversa Corporation* ...................      508,500
        8,000  Invitrogen Corporation* ................      564,080
                                                          ----------
                                                           1,072,580
                                                          ----------
  Broadcasting -- 4.3%
  --------------------
       30,000  Charter Communications, Inc.,
                Class "A"* ............................      642,300
       10,000  Insight Communications
                Company, Inc.* ........................      277,500
       30,800  Lodgenet Entertainment
                Corporation* ..........................      593,515
       29,200  USA Networks, Inc.* ....................      731,460
                                                          ----------
                                                           2,244,775
                                                          ----------
  Commercial Services -- 6.4%
  ---------------------------
       20,000  Corporate Executive Board
                Company* ..............................      664,800
       22,750  Iron Mountain Inc.* ....................      822,412
       21,000  ITT Educational Services, Inc. .........      747,600
       19,000  Moody's Corporation ....................      596,600
       15,000  Valassis Communications, Inc. ..........      530,250
                                                          ----------
                                                           3,361,662
                                                          ----------
  Computers -- 5.2%
  -----------------
       14,000  FactSet Research Systems Inc. ..........      497,000
       26,000  Jack Henry & Associates, Inc. ..........      732,940
       13,500  SunGard Data Systems Inc.* .............      746,145
       13,000  Synopsys, Inc.* ........................      746,590
                                                          ----------
                                                           2,722,675
                                                          ----------
  Cosmetics/Personal Care -- 1.0%
  -------------------------------
       30,000  Elizabeth Arden, Inc.* .................      549,000
                                                          ----------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks (continued)
-------------------------
  Distribution/Wholesale -- 1.3%
  ------------------------------
       21,000  SCP Pool Corporation* ..................      661,500
                                                          ----------
  Diversified Manufacturer -- 0.5%
  --------------------------------
        6,500  Roper Industries Inc. ..................      271,700
                                                          ----------
  Electronics -- 7.4%
  -------------------
       16,600  Amphenol Corporation Class "A"* ........      698,860
       22,350  DDi Corporation* .......................      549,140
       18,000  Orbotech Ltd. ..........................      619,920
       14,500  PerkinElmer, Inc. ......................      970,195
       25,500  Tektronix, Inc. ........................      617,100
       18,500  Vishay Intertechnology, Inc.* ..........      461,575
                                                             -------
                                                           3,916,790
                                                           ---------
  Entertainment -- 5.8%
  ---------------------
       19,000  Argosy Gaming Company* .................      530,100
       21,000  GTECH Holdings Corporation*.............      684,600
        9,000  International Game Technology ..........      503,370
       16,500  Shuffle Master, Inc.* ..................      490,050
       39,000  Six Flags, Inc. ........................      855,660
                                                          ----------
                                                           3,063,780
                                                          ----------
  Financial Services -- 1.1%
  --------------------------
       20,000  Federated Investors, Inc.,
                Class "B" .............................      583,000
                                                          ----------
  Healthcare Products -- 7.3%
  ---------------------------
       36,000  Apogent Technologies, Inc.* ............      828,000
       29,000  Edwards Lifesciences Corporation* ......      627,850
       53,300  Kensey Nash Corporation* ...............      678,509
       15,500  Patterson Dental Company* ..............      473,680
       23,333  Sybron Dental Specialties, Inc.*........      466,660
       10,800  Varian Medical Systems Inc. ............      744,120
                                                          ----------
                                                           3,818,819
                                                          ----------
  Healthcare Services -- 6.0%
  ---------------------------
       16,000  Horizon Health Corporation* ............      136,800
        3,500  Laboratory Corporation of
                America Holdings* .....................      493,500
        9,000  Lincare Holdings, Inc.* ................      448,830
       49,000  Manor Care Inc.* .......................    1,136,800
        6,500  RightChoice Managed Care, Inc.*.........      263,900
        7,800  Universal Health Services, Inc.,
                Class "B"* ............................      700,128
                                                          ----------
                                                           3,179,958
                                                          ----------
  Insurance -- 10.4%
  ------------------
       15,750  AMBAC Financial Group, Inc. ............      847,508
       20,500  Brown & Brown, Inc. ....................      869,200


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   Heritage Series Trust - Mid Cap Stock Fund

                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks (continued)
-------------------------
  Insurance -- (continued)
  ------------------------
       35,000  CNA Surety Corporation .................  $   477,750
        5,600  Everest Re Group, Ltd. .................      357,560
       11,000  PartnerRe Ltd. .........................      539,330
        7,500  Protective Life Corporation ............      224,400
       14,000  Radian Group Inc. ......................    1,085,000
        8,500  RenaissanceRe Holdings Ltd. ............      543,150
       12,000  Stancorp Financial Group ...............      548,760
                                                          ----------
                                                           5,492,658
                                                          ----------
  Leisure Time -- 1.2%
  --------------------
       51,000  Multimedia Games, Inc.* ................      634,950
                                                          ----------
  Miscellaneous Manufacturer -- 2.3%
  ----------------------------------
       15,500  Aptargroup Inc. ........................      489,490
       28,150  Quixote Corporation ....................      702,906
                                                          ----------
                                                           1,192,396
                                                          ----------
  Multimedia -- 1.0%
  ------------------
       22,000  Corus Entertainment Inc., Class
                Class "B"* ............................      510,180
                                                          ----------
  Oil & Gas -- 0.9%
  -----------------
       13,000  Newfield Exploration Company* ..........      468,000
                                                          ----------
  Oil & Gas Services -- 2.8%
  --------------------------
       24,000  Core Laboratories N.V.,
                Sponsored ADR* ........................      573,120
       25,000  Universal Compression Holdings, Inc.* ..      900,000
                                                          ----------
                                                           1,473,120
                                                          ----------
  Pharmaceuticals -- 2.4%
  -----------------------
       20,500  Medicis Pharmaceutical* ................    1,018,850
        7,000  Syncor International Corporation*.......      246,820
                                                          ----------
                                                           1,265,670
                                                          ----------
  Printing & Publishing -- 1.8%
  -----------------------------
       18,000  Information Holdings Inc.* .............      388,800
       31,000  John Wiley & Sons, Inc.,
                Class "A" .............................      578,150
                                                          ----------
                                                             966,950
                                                          ----------
  Retail -- 0.9%
  --------------
       10,000  BJ's Wholesale Club, Inc.* .............      453,000
                                                          ----------
  Savings & Loans -- 1.6%
  -----------------------
       14,000  Golden West Financial Corporation ......      821,800
                                                          ----------


                                                            Market
  Shares                                                    Value
  ------                                                    -----
Common Stocks (continued)
-------------------------
  Software -- 7.4%
  ----------------
       14,900  Advent Software, Inc.* .................      834,102
        9,500  Barra Inc.* ............................      437,380
       24,950  EPIQ Systems, Inc.* ....................      609,030
       20,000  JDA Software Group, Inc.* ..............      299,400
       28,000  National Data Corporation ..............      802,200
       14,500  National Instruments
                Corporation* ..........................      507,500
       18,200  ProBusiness Services, Inc.* ............      410,410
                                                          ----------
                                                           3,900,022
                                                          ----------
  Telecommunications -- 3.1%
  --------------------------
       17,000  Aeroflex, Inc.* ........................      253,470
       22,000  Commonwealth Telephone
                Enterprises Inc. ......................      744,480
       14,000  Western Wireless Corporation,
                Class "A"* ............................      623,420
                                                          ----------
                                                           1,621,370
                                                          ----------
  Transportation -- 1.2%
  ----------------------
       12,500  Teekay Shipping Corporation ............      634,250
                                                          ----------
Total Common Stocks
 (cost $42,400,346)....................................   49,237,285
                                                          ----------
Repurchase Agreement -- 6.5%(a)
-------------------------------
Repurchase Agreement with State Street Bank
and Trust Company, dated April 30, 2001
@ 4.42% to be repurchased at $3,437,422 on
May 1, 2001, collateralized by $3,090,000
United States Treasury Bonds, 6.875% due
August 15, 2025, (market value $3,506,158
including interest) (cost $3,437,000) .................    3,437,000
                                                          ----------
Total Investment Portfolio
 (cost $45,837,346) (b), 100.1% (a)....................   52,674,285
Other Assets and Liabilities, net, (0.1%) (a) .........      (32,946)
                                                          ----------
Net Assets, 100.0% ....................................  $52,641,339
                                                          ==========
----------------------
 *  Non-income producing security.
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax
    purposes is substantially the same. Market value includes
    net unrealized appreciation of $6,836,939 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of
    $7,342,853 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $505,914.
ADR -- American Depository Receipt.


    The accompanying notes are an integral part of the financial statements.

                                                                   May 22, 2001


Dear Fellow Shareholders:

For the six-month period ending April 30, 2001, the Heritage Series Trust - Small Cap Stock Fund (the "Fund") Class A shares were up 0.8%*, outperforming the Russell 2000, which was down 1.8%, for the same period.

In general, stocks have been weak in the six months ended April 30, 2001, particularly in growth sectors such as Technology and Healthcare, although the Energy and Financial Services sectors, with more traditional value stocks, were strong during the period. However, during the month of April, stocks rebounded, with growth stocks posting better returns. Year-to-date through April 30, 2001, the Russell 2000 Value Index is up 5.65%, while the Russell 2000 Growth Index is down 4.82%. In April, however, the Russell 2000 Growth Index was up 12.2%, substantially better than the Russell 2000 Value Index, which was up 4.63%. The Federal Reserve's interest rate cuts have helped to ease fears of a slowing economy, boosting the stock market in the process.

Our "Growth At A Reasonable Price" philosophy has worked, and we have, for the most part, avoided the relatively expensive growth stocks that have been hurt particularly badly. We also saw three of our companies acquired: Citadel Communications, Xircom and Sunglass Hut, Citadel being our best performer for the period. Strayer Education was up, benefiting from a new management team and a new growth strategy, as well as strong demand for education, particularly in technical fields. Edwards Lifesciences has performed well, with strong sales growth in its products to treat late-stage cardiovascular disease. Pawnshop operator Cash America was strong, seeing solid growth in its countercyclical lending operations.

Our worst performer was Artesyn Technologies, a leading producer of electronic products and power systems, which lowered expectations for forward revenues and earnings. However, we believe this was due to short-term issues, and we expect the company's growth to resume by the fourth calendar quarter. Gene therapy firm Collateral Therapeutics was down in a weak biotech market, even though clinical trial and research results for the company's products continue to be excellent. Informax, which provides software used by biotech researchers, was also weak in line with negative sentiment in biotechs. However, there were some management changes announced at the company, which we believe indicates the potential for concerns in a company with a recent IPO, so we sold the stock.

We continue to see signs of slowing economic growth, but the Federal Reserve has been aggressively cutting interest rates to battle the trend. We believe the stock market has begun to recover in advance of an earnings recovery, which will likely come in the next 2-3 quarters. We continue to look for bargains in beaten-up technology names. We have also purchased securities of several gaming equipment providers, which we believe stand to benefit from a replacement cycle currently underway in the industry. In addition, research from Prudential Securities suggests that small cap stocks tend to outperform large cap stocks for two to three years after outperforming them in a down year, which we saw happen in 2000. As economic conditions improve, we expect to see small caps continue to perform relatively well. Remember, the big correction in small caps occurred in 1998-99.

As always we will endeavor to do our best for our shareholders.


                                         Sincerely,

                                         /s/  BERT BOKSEN

                                         Bert Boksen
                                         Senior Vice President
                                         Eagle Asset Management, Inc.
                                         Portfolio Manager, Small Cap Stock Fund
----------------
* Calculated without the imposition of front-end or contingent deferred sales charges.

                                                                   May 14, 2001



Dear Fellow Shareholders:


During the six-month period ended April 30, 2001, the Heritage Series Trust-Small Cap Stock Fund (the "Fund") Class A Shares returned 0.8%* versus -1.8% for the Russell 2000 Index.


It is with great determination that we face the remainder of the year. While the environment remains challenging, we believe that opportunities and values exist to make a good year for our portfolios realistically possible.


The economy is apparently lumbering along in a slow growth mode. The picture for corporate profits is not great, as the economy is strong enough to put cost pressures on corporate income statements but weak enough so that companies cannot offset the cost increases with volume gains. Thus, we are likely to have a year of no-growth in corporate profits.


Interestingly, many of the more popular "new economy" technology companies that offered terrific growth potential as we approached the new millennium are reporting earnings disappointments and lowering forward looking guidance. Alas, investors are learning that these companies are also vulnerable to economic slowdowns.


So, it will be a difficult economic year. In our opinion, it does not pay to be too bearish on the U.S. economy. We are the economic powerhouse of the world and the current slow-down is likely to be measured in months, not years. Thus, as we look back several years from now, this period should be a short term "blip" in the long term growth of our economy and those who used this period to pick stocks in sound companies selling at sensible valuations will have been rewarded.


The important point, though, is that we believe the universe of attractive stocks is not to be found in technology, communications or NASDAQ. Although these stocks are down a lot, they are still not absolutely cheap. In addition, many of the companies are reporting disappointing earnings and one could make the case that these stocks and the NASDAQ should never have been at the levels they were at in March of 2000.


The fact of the matter is that funds flowed into these stocks simply because they were going up. Now, most investors are overweighted in these stocks, they are losing money and they will want to reduce exposure during rallies. So, NASDAQ could be affected by mutual fund and wrap program redemptions for years to come.


When one looks outside technology, though, one finds a whole universe of stocks that are attractively priced and which have been performing well since March of 1999.


What is happening is that quietly, but consistently, fund flows are going out of technology into the rest of the stock market. In 2000, more stocks were up then down and the S&P Midcap Index, S&P Small Cap Index and Russell Value Index were all up double digits. Money is flowing to where the relative value is. Many of these stocks went down as NASDAQ soared, with investors selling them to feed the NASDAQ rally. Now the reverse is happening. Investors are buying these stocks because they are attractively priced and they have been the better performers over the last two years.


----------------
* Calculated without the imposition of front-end or contingent deferred sales charges.

So relative value is back. Buy low/sell high is back. It is a sane, rational market. Value is competitive with growth. Growth at a reasonable price makes more sense than growth at any price. Generally, stocks of companies that make money are going up while stocks of companies that lose money are going down. Of course, past performance is no guarantee of future results.


Our firm's research oriented approach to investing is rewarded in this environment. Specifically, our Fund was rewarded for investments in the financial sector, which included shares of Capital Crossing Bank, Investors Financial Services, Doral Financial Corp., and Investment Technology Group Inc. Although these stocks were great performers for the Fund, we have begun to divest some of our positions as we believe that they are reaching their market highs. Previously related to the financial sector was Kansas City Southern Industries, who spun off its financial services division in July 2000 to concentrate on its core business as a transportation company. We are pleased with our continued investment in Kansas City Southern Industries as it's performance turned around very nicely during this reporting period reflecting the markets perceived success of their new strategy. Our research also led us to an investment in Sola International Inc., a manufacturer and international distributor of eyeglass lenses, whose market value has more then tripled since we acquired it in early December.


Like many other funds, our Fund was not spared from the effects of the dot-com crash, which has plagued the Nasdaq Stock Market for the last year. While we kept our distance from investing directly in dot-com companies, some of our holdings were battered in the crash. A good example is Penton Media, while their revenues grew by 49% for the quarter ended March 31, 2001, the stock suffered due to their investments in Internet companies. Teletech Holdings is another investment that lost value even with improving revenues due to its indirect ties with Internet commerce. Startek Inc., on the other hand, was hurt because many of its customers are technology companies whose valuations have been greatly reduced and in turn have cut spending. Even though these securities have exhibited negative performance during the period, we continue to maintain our positions as we believe that their valuations will improve. In this vein, during April we have taken the opportunity to increase our position in American Tower, a wireless infrastructure company, who we believe will rally and return to its previous valuation.


We will continue to work hard to deliver prudent risk-adjusted returns for the Fund.

                                         Sincerely,

                                         /s/  JAMES D. AWAD

                                         James D. Awad
                                         Chairman
                                         Awad Asset Management, Inc.
                                         Portfolio Manager, Small Cap Stock Fund

--------------------------------------------------------------------------------
                  Heritage Series Trust - Small Cap Stock Fund
                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
--------------------------------------------------------------------------------




                                                            Market
  Shares                                                    Value
  ------                                                    -----
Common Stocks--90.9%(a)
-----------------------
  Advertising -- 1.2%
  -------------------
      100,500  Penton Media Inc. ......................  $ 1,979,850
                                                          ----------
  Analog Semiconductors -- 1.2%
  -----------------------------
       45,000  AstroPower, Inc.* ......................    1,884,600
                                                          ----------
  Banks -- 6.5%
  -------------
      110,900  Capital Crossing Bank* .................    1,746,675
       30,000  Colonial BancGroup, Inc. ...............      373,500
       75,500  Investors Financial Services
                Corporation ...........................    5,401,270
       85,000  North Fork Bancorporation ..............    2,256,750
       70,000  TrustCo Bank Corporation NY ............      857,500
                                                          ----------
                                                          10,635,695
                                                          ----------
  Beverages -- 1.3%
  -----------------
       32,500  Constellation Brands, Inc.* ............    2,120,625
                                                          ----------
  Biotechnology -- 0.4%
  ---------------------
       61,000  Collateral Therapeutics, Inc.* .........      503,860
       35,800  Variagenics, Inc.* .....................      171,840
                                                          ----------
                                                             675,700
                                                          ----------
  Broadcasting -- 1.2%
  --------------------
      316,400  Spanish Broadcasting System,
                Class "A" .............................    1,936,368
                                                          ----------
  Building Materials -- 1.6%
  --------------------------
       55,800  Martin Marietta Materials, Inc. ........    2,565,125
                                                          ----------
  Chemicals -- 0.5%
  -----------------
       14,000  OM Group, Inc. .........................      765,800
                                                          ----------
  Commercial Services -- 12.8%
  ----------------------------
      142,500  Hall Kinion & Associates Inc.* .........    1,161,375
      215,000  Hooper Holmes, Inc. ....................    2,203,750
       60,000  Iron Mountain Inc.* ....................    2,169,000
       89,900  Korn/Ferry International* ..............    1,618,200
      121,400  Nova Corporation* ......................    2,750,924
      160,000  Spherion Corporation* ..................    1,307,200
      114,800  StarTek, Inc.* .........................    1,901,088
       22,000  Steiner Leisure, Ltd.* .................      306,240
       34,000  Strayer Education, Inc. ................    1,417,800
      126,000  Teletech Holdings Inc.* ................      859,320
       60,000  Valassis Communications, Inc. ..........    2,121,000
       90,000  Viad Corporation .......................    2,237,400
       65,000  Wackenhut Corporation,
               Class "B" ..............................      786,500
                                                          ----------
                                                          20,839,797
                                                          ----------
  Computers -- 1.6%
  -----------------
       51,000  FactSet Research Systems Inc. ..........    1,810,500
      138,875  Printronix, Inc.* ......................      736,038
                                                          ----------
                                                           2,546,538
                                                          ----------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks (continued)
-------------------------
  Distribution/Wholesale -- 2.6%
  ------------------------------
       90,000  Hughes Supply, Inc. ....................    1,360,800
      100,000  United Stationers Inc. .................    2,847,000
                                                          ----------
                                                           4,207,800
                                                          ----------
  Diversified Manufacturer -- 0.6%
  --------------------------------
       30,000  Aptargroup Inc. ........................      947,400
                                                          ----------
  Electric -- 2.9%
  ----------------
       69,900  Allete .................................    1,703,463
       88,000  Avista Corporation .....................    1,751,200
       76,500  Sierra Pacific Resources ...............    1,224,765
                                                          ----------
                                                           4,679,428
                                                          ----------
  Electrical Components & Equipment -- 1.0%
  -----------------------------------------
      110,000  Artesyn Technologies, Inc.* ............    1,667,600
                                                          ----------

  Electronics -- 8.9%
  -------------------
       77,200  Coherent, Inc.* ........................    3,049,400
       65,500  DDi Corporation* .......................    1,609,335
      203,000  Gentex Corporation* ....................    5,481,000
       13,500  OYO Geospace Corporation* ..............      305,100
       45,800  Sawtek, Inc.* ..........................    1,126,680
       90,000  Universal Electronics, Inc.* ...........    1,724,400
       39,000  Varian, Inc.* ..........................    1,260,480
                                                          ----------
                                                          14,556,395
                                                          ----------
  Entertainment -- 2.6%
  ---------------------
       30,800  Alliance Gaming Corporation* ...........      710,864
       42,500  Anchor Gaming* .........................    2,316,250
       44,500  Shuffle Master, Inc.* ..................    1,321,650
                                                          ----------
                                                           4,348,764
                                                          ----------
  Environmental Control -- 0.2%
  -----------------------------
       70,800  IMCO Recycling, Inc. ...................      407,100
                                                          ----------
  Financial Services -- 4.7%
  --------------------------
       91,000  Doral Financial Corporation ............    2,948,400
       70,000  Investment Technology Group Inc. .......    3,412,500
       30,000  Jefferies Group Inc. ...................      964,500
      100,000  Wit Soundview Group, Inc.* .............      298,000
                                                          ----------
                                                           7,623,400
                                                          ----------
  Food -- 1.3%
  ------------
       80,000  Corn Products International, Inc.           1,960,000
       28,900  Del Monte Foods Company* ...............      239,870
                                                          ----------
                                                           2,199,870
                                                          ----------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                  Heritage Series Trust - Small Cap Stock Fund
                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------




                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks (continued)
-------------------------
  Healthcare Products -- 4.9%
  ---------------------------
      123,456  Angiosonics, Inc. (b) ..................  $    14,815
      100,000  Edwards Lifesciences
                Corporation* ..........................    2,165,000
       62,000  ESC Medical Systems Ltd.* ..............    1,689,500
       38,000  Novoste Corporation* ...................      772,540
      330,000  Sola International Inc.* ...............    3,296,700
                                                          ----------
                                                           7,938,555
                                                          ----------
  Healthcare Services -- 0.7%
  ---------------------------
       90,000  Horizon Health Corporation* ............      769,500
       11,300  IMPATH, Inc.* ..........................      353,464
                                                          ----------
                                                           1,122,964
                                                          ----------
  Home Furnishings -- 0.5%
  ------------------------
      110,000  Applica Incorporated ...................      737,000
                                                          ----------
  Insurance -- 2.7%
  -----------------
       89,375  Annuity And Life Re (Holdings), Ltd. ...    2,667,844
      105,000  Presidential Life Corporation ..........    1,812,300
                                                          ----------
                                                           4,480,144
                                                          ----------
  Machinery -- 0.6%
  -----------------
       32,000  Cognex Corporation* ....................      944,320
                                                          ----------
  Metal Fabricate/Hardware -- 1.4%
  --------------------------------
       88,000  Kaydon Corporation .....................    2,254,560
                                                          ----------
  Mining -- 0.4%
  --------------
       20,000  Stillwater Mining Company* .............      611,400
                                                          ----------
  Oil & Gas -- 1.8%
  -----------------
       47,500  Patterson Energy Inc.* .................    1,637,325
       27,000  Spinnaker Exploration Company* .........    1,228,500
                                                          ----------
                                                           2,865,825
                                                          ----------
  Oil & Gas Services -- 1.2%
  --------------------------
       60,000  Veritas DGC Inc.* ......................    1,950,000
                                                          ----------
  Pharmaceuticals -- 1.5%
  -----------------------
       23,000  Medicis Pharmaceutical* ................    1,143,100
       58,000  Praecis Pharmaceuticals, Inc.* .........    1,272,520
       44,444  SurVivaLink Corporation (b) ............       58,666
                                                          ----------
                                                           2,474,286
                                                          ----------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks (continued)
-------------------------
  Printing & Publishing -- 3.6%
  -----------------------------
       49,500  Houghton Mifflin Company ...............    2,252,745
      198,200  John Wiley & Sons, Inc.,
                Class "A" .............................    3,696,430
                                                          ----------
                                                           5,949,175
                                                          ----------
  REITS -- 0.3%
  -------------
       25,000  Meristar Hospitality Corporation........      502,500
                                                          ----------
  Retail -- 4.3%
  --------------
      255,000  Cash America International, Inc.........    2,040,000
       60,000  Genesco Inc.* ..........................    1,716,000
       55,400  MSC Industrial Direct Company, Inc. ....      889,170
      131,000  Regis Corporation ......................    2,423,500
                                                          ----------
                                                           7,068,670
                                                          ----------
  Savings & Loans -- 1.0%
  -----------------------
       35,000  Commercial Federal Corporation..........      766,500
       20,000  ITLA Capital Corporation* ..............      360,000
       50,000  Waypoint Financial Corporation .........      513,000
                                                          ----------
                                                           1,639,500
                                                          ----------
  Semiconductor Equipment -- 0.8%
  -------------------------------
       85,500  Axcelis Technologies, Inc.* ............    1,283,355
                                                          ----------
  Software -- 3.6%
  ----------------
       67,500  Avid Technology, Inc.* .................    1,171,125
       36,000  Barra Inc* .............................    1,657,440
       16,500  Cerner Corporation* ....................      742,995
      135,000  Datastream Systems, Inc.* ..............    1,221,750
       15,500  Fair, Isaac and Company, Inc. ..........    1,076,010
                                                          ----------
                                                           5,869,320
                                                          ----------
  Telecommunications -- 5.7%
  --------------------------
       66,000  Aeroflex, Inc.* ........................      984,060
       80,000  American Tower Corporation,
                Class "A" .............................    2,144,000
       96,000  Commscope, Inc.* .......................    1,812,480
      120,000  EMS Technologies Inc* ..................    1,741,200
       25,000  MasTec, Inc.* ..........................      366,500
      100,000  Plantronics, Inc.* .....................    1,956,000
       30,000  REMEC, Inc.* ...........................      328,800
                                                          ----------
                                                           9,333,040
                                                          ----------
  Transportation -- 2.8%
  ----------------------
       82,000  EGL, Inc.* .............................    1,944,220
      210,000  Kansas City Southern Industries, Inc. ..    2,690,100
                                                          ----------
                                                           4,634,320
                                                          ----------
 Total Common Stocks (cost $129,847,320)                 148,246,789
                                                         -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                  Heritage Series Trust - Small Cap Stock Fund
                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------


  Principal                                                Market
  Amount                                                   Value
  ------                                                   -----
Convertible Bonds -- 0.1%(a)
----------------------------
  Healthcare Products -- 0.1%
  ---------------------------
    1,000,000  Angeion Corporation, 7.5%,
                04/15/03(b) ........................... $    100,000
                                                        ------------
Total Convertible Bonds (cost $1,000,000)                    100,000
                                                        ------------
Total Investment Portfolio excluding
 repurchase agreement
 (cost $130,847,320) ..................................  148,346,789
                                                        ------------
Repurchase Agreement -- 7.7%(a)
-------------------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated April 30,
2001 @ 4.42% to be repurchased at
$12,523,537 on May 1, 2001, collateralized by
$11,255,000 United States Treasury Bonds,
6.875% due August 15, 2025, (market value
$12,776,086 including interest) (cost
$12,522,000)...........................................   12,522,000
                                                        ------------
Total Investment Portfolio
 (cost $143,369,320) (c), 98.7% (a)....................  160,868,789
Other Assets and Liabilities, net, 1.3% (a) ...........    2,151,517
                                                        ------------
Net Assets,100.0% ..................................... $163,020,306
                                                        ============

----------------------
 * Non-income producing security.
(a) Percentages indicated are based on net assets.
(b) Private placement and illiquid securities are fair valued according to procedures adopted by the Board of Trustees.
(c) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $17,499,469, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $33,229,012 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $15,729,543.

REITS -- Real Estate Investment Trusts.

    The accompanying notes are an integral part of the financial statements.

                                                                   May 23, 2001


Dear Fellow Shareholders:


The Heritage Series Trust - Technology Fund (the "Fund") has not escaped the extreme market volatility in the technology sector. The Fund's Class A Shares produced a total return of -41.79%* for the six-month period ending April 30, 2001. Over this same time period, the Goldman Sachs Technology Index (the "GSTI") declined -39.18%, while the NASDAQ Composite ("NASDAQ") was down -37.19%, and the Standard & Poor's 500 Composite Price Index ("S&P 500") returned -12.07%. On a year-to-date basis ending April 30, 2001, the Fund's Class A shares returned -13.30%* while the GSTI has declined -13.72%. The NASDAQ finished down -14.34% and the S&P 500 declined -5.01% over the same period. While the performance of the Fund was off during the past six months, we are pleased to have outperformed most of our technology fund competitors on a relative basis over the past year. On a one-year basis, Morningstar(a) ranks the Fund's Class A shares in the 23rd percentile out of 231 specialty-technology funds for the period ending April 30, 2001. According to Lipper Analytics(a), the Class A shares also outperformed most of our peers in the Science and Technology objective, ranking in the 24th percentile out of 234 funds for the one-year period ending April 30, 2001.


Market Overview


Several events have occurred to bring us to the present situation. First, the end of the Internet-driven valuation bubble continues to negatively affect the investing mood and environment of the wider public. Second, there has been a gradual slowdown of the global economy. While the U.S. economy may not technically be in a recession, the effects of this overall weakness have had a noticeable impact on spending levels in the technology sector. Third, we are now clearly investing in an environment where technology capital budgets are being more rigorously scrutinized at every level. Finally, we are progressing through an inventory digestion period in the technology sector following excess technology component overbuilding in 2000. End-demand fundamentals simply do not change overnight; thus, a sudden reduction in orders in many technology sub-sectors reinforces our conviction that key purchasers are reducing internal inventory levels as parts become more readily available. The decline in business activity has been exaggerated because it comes in the aftermath of severe parts shortages that existed only six months ago. These shortages drove excessive ordering in anticipation of demand that did not materialize in the face of the economic slowdown.


These developments drive us to be more cautious on companies with difficult year-over-year growth comparisons (a byproduct of what now appears to be above-trend line growth in information technology spending in 2000), high expectations, and high relative valuations. In this market environment, we are focused on building positions in companies with significantly lowered expectations, reasonable valuations, and good downside support based on traditional balance sheet measures such as Price/Book and Price/Cash.


As many of the negative factors we mentioned are transitory, we believe now is the time to take a more aggressive investment approach with regard to technology stocks. Expectations have been taken down to very low levels for both forward earnings and forward-looking fundamentals, especially in cyclically depressed areas of technology such as semiconductors, personal computers, PC software, and Internet-related advertising. It is our strong belief that technology investors have the best opportunity for upside when both expectations and valuations are at low or reasonable levels. We believe this accurately describes the state of many technology stocks today.



----------------
 * Calculated without the imposition of front-end or contingent deferred sales charges. Please see the initial letter by Richard K. Riess for a full statement of returns.

(a) Rankings from Morningstar and Lipper Analytic Services are based strictly on performance and do not take into account the imposition of either front-end or contingent deferred sales charges. Past performance is no guarantee of future results.

Portfolio Performance


During the past six months, a few dominant themes emerged and allowed us to take advantage of market conditions to implement several moves in the Fund.


1. Reducing exposure to companies most vulnerable to a prolonged IT spending slowdown. We believe many hardware-focused companies and some diversified, large-cap technology companies will remain most vulnerable to this impending slowdown - especially those with difficult growth comparisons after an unusually strong performance over the last 12-18 months.


2. Avoiding diversified providers of communications infrastructure equipment. We believe the rationalization of capacity in the communications service provider industry will take longer than most observers expect, and we would only invest in focused companies with a dominant position in critical niche technologies.


3. Increasing exposure to semiconductors, Internet media, and niche-driven technology companies. We believe these three groups should be less vulnerable to macroeconomic and IT spending concerns, especially at current valuation levels. In addition, these groups should be some of the first to benefit as the economy recovers.


4. Focusing on technology products and services that are likely to consume an increasing share of corporate IT capital budgets - especially niche technologies that may evolve to a position of mainstream adoption. Examples include data storage, network security, and wireless networking.


One effect of these portfolio adjustments has been our shift toward selected mid-cap technology stocks and away from some large-cap technology holdings. This shift is reflective of a more aggressive posture in the face of substantially reduced expectations. In our view, many smaller technology firms have the potential to grow more rapidly than larger, more diversified technology companies over the next 18-24 months.


Over the past six months, declines in technology stocks occurred across the board affecting the hardware, software, communications, Internet, and semiconductor industries. One sub-sector that contributed positively to the Fund's performance was the business services segment.


Hardware proved to be a difficult area in which to invest. Over the past six months, we sold Solectron and Sun Microsystems from the portfolio. These sales were designed primarily to reduce our overall hardware weighting and to reposition the Fund. We added to our existing positions in EMC and Brocade Communications, however. It is our belief that storage spending will be among the first areas of technology capital investment to recover later in 2001 as the macroeconomic climate improves or simply stops deteriorating. In our view, EMC has a 20%-25% revenue and earnings growth opportunity over the next three to five years as spending on storage hardware and software continues to consume an increasing share of corporate technology budgets. EMC's stable of Global 1000 customers will likely resume aggressive storage-related spending to support the management of continued strong growth in data and transaction volumes. If this thesis holds true, EMC shares should prove to represent an excellent value at current levels. EMC remains one of our favorite large-cap technology stocks.


With respect to Brocade, the firm's fiber channel switches should continue to dominate corporations' Storage Area Network (SAN) architectures for the foreseeable future. At current valuation levels, we do not believe the stock price appropriately reflects the 40%-50% annual revenue and earnings growth opportunity available to Brocade over the next several years. Consequently, we have added to our exposure in the midst of general market weakness.


Our position in the software industry hurt us since our last update. We experienced declines in E.piphany, Veritas Software, and i2 Technologies. We exited our position in Veritas. With difficult growth comparisons and a potential near-term recession in IT spending, we believe high valuation levels present a further potential downside risk. Another name that we sold from the Fund was i2 Technologies. Although the company's long-term revenue opportunity in e-business infrastructure and supply chain management tools remains substantial, its competitive environment continues to evolve rapidly in a direction that we believe may lead to more aggressive pricing and subsequent margin pressure for all market participants. With i2's recent acquisition of RightWorks, we believe the company has made a deliberate move to compete directly with Ariba and CommerceOne in the market for automated procurement software. In the near term, this move is likely to extend selling cycles as the customer base has a wider variety of more complex software solutions to evaluate. Longer evaluation cycles usually lead to more discounting, especially in today's environment of slowing IT spending. We believe these conditions put i2's earnings estimates at risk for the foreseeable future.


While many technology stocks declined dramatically over the past six months, Microsoft has held up remarkably well. Microsoft's healthy core business, continuing strong cash flow, and increased traction of its Windows 2000 and Windows XP platforms continue to make it an attractive investment. We believe the stock still has material upside potential from current levels.


Elsewhere in software, we established a position in Intuit. This company is the dominant leader in the market for personal and small business finance software and sells leading products for tax planning and filing, personal financial management, and small business accounting. We believe the company has an opportunity for continued strong earnings-per-share (EPS) growth of 20%-25% in 2002 as operating margins expand and new business initiatives gain traction in the marketplace. Intuit has a seasoned management team and a healthy balance sheet with nearly $7.00 per share in cash and investments. We believe current valuation levels provide investors with the opportunity for meaningful upside over the next 12-24 months.


Symantec is another software name we recently purchased in the Fund. The company is a leading provider of anti-virus, network security, and system optimization software for consumers and corporations. Symantec has a strong balance sheet (with over $9 per share in cash and no debt) and what we believe is a healthy product pipeline with significant product upgrade momentum possible in the second half of 2001. Notably, security software remains a high priority of most corporate software purchasers even in a slowing macroeconomic environment. On the consumer side, the release of Microsoft's Windows XP operating system in the latter part of this year should help drive Symantec's growth in this customer segment. We believe the risk/reward profile is quite favorable in Symantec shares at current valuation levels of 18x forward EPS estimates and approximately 11x trailing cash flow (EBITDA - earnings before interest, taxes, depreciation, and amortization).


We also recently began building a position in software provider Vignette. We believe Vignette will be a long-term winner in the market for e-commerce enabling software. The company has superior technology, the right industry partnerships, an extremely strong balance sheet, and a healthy installed base of high quality corporate customers. We also strongly believe the recent addition of Tom Hogan--former SVP of worldwide sales and operation at Siebel Systems and an 18-year veteran of IBM--as President and COO significantly deepens the company's management team and validates the market opportunity. In our opinion, the recent downdraft in the stock presents an excellent entry point for long term investors.


Over the past six months, the Fund experienced negative performance in the communications space. In the face of a worsening environment affecting the telecommunications carriers (tight capital markets, capital spending reductions, delay of network deployments, forthcoming bankruptcies), we trimmed our exposure to the networking/communications sector. With regard to Cisco Systems and JDS Uniphase, we decided to exit these positions and re-visit these names later as revenue and earnings visibility becomes more transparent.


We recently increased our Nokia position in the Fund. In our opinion, Nokia's handset business continues to benefit from market share gains at the expense of competitors (such as Motorola and Ericsson) who continue to execute poorly on the manufacturing front. Similar to Dell Computer, Nokia simply manufactures its products much more quickly and at much lower cost than its competitors, allowing the company to simultaneously preserve attractive profit margins and gain market share. Growth in the handset market overall has temporarily stalled in the face of a slowing global economy and the lack of a compelling reason to upgrade. However, we believe the construction of wireless networks that accommodate high-speed data transmissions (2.5G and 3G networks) will drive a strong replacement cycle that should re-ignite unit growth. We believe Nokia's ability to gain market share during the current downturn will serve it well as this replacement cycle unfolds. As a leading provider of wireless infrastructure equipment, Nokia will also benefit from the construction of wireless networks in front of this replacement cycle. At approximately 30x EPS estimates, we believe now is the time for long-term investors to aggressively accumulate Nokia shares.


In addition, we recently purchased Qualcomm for the Fund. We believe Qualcomm's long-term revenue opportunities in CDMA chipsets for next generation wireless handsets and base stations are substantially greater than is reflected in the current stock price. Many large wireless carriers and handset manufacturers have adopted Qualcomm's standard design, and royalty revenues associated with these arrangements should help generate strong growth for several years to come. On a P/E basis, Qualcomm is not a cheap stock in the absolute sense. However, we believe the company's growth opportunity and operating model (high margin royalty revenue streams are the dominant earnings driver) make the stock a relative bargain for long term investors.


The Internet area did not perform as well as we would have liked. One name that we eliminated from the Fund was Verisign. We believed there was substantial risk of negative structural changes to the company's Internet registration business (to be mandated by the Internet Corp. for Assigned Names and Numbers [ICANN]). At current valuation levels, we believe there is further risk to Verisign's stock price if any negative fundamental developments emerge. Another Internet name we exited from was OpenWave. The primary driver behind this transaction was our belief that deployment of mobile data services by wireless communications carriers is likely to be significantly delayed due to a slowing economy and consequent declines in wireless subscriber growth rates. We will revisit the stock once we believe the valuation fully reflects these conditions, as we remain confident that OpenWave will take a significant share of the market for wireless data infrastructure software once this segment resumes a normal growth trajectory.


During this past six-month period, we added to our position in AOL Time Warner in the Fund. AOL Time Warner finally received the blessing of federal regulators. The company has announced stepped up efforts to cut costs and to cross-market products to its subscribers. We think the value of this global media franchise remains woefully underestimated by investors. AOL's powerful brand has demonstrated strong pricing power in its online services business, and the company's media divisions should benefit greatly from a cyclical upturn in the general economy.


We also added DoubleClick to our Internet industry weighting. In our opinion, the fundamental outlook for DoubleClick is likely to improve substantially by the end of 2001 as the Internet ad spending environment gradually recovers. The Internet ad delivery market is often said to be composed of "AOL, Yahoo!, Microsoft, and everyone else". DoubleClick represents "everyone else" and claims nearly half of the Fortune 500 as customers. With lowered expectations, a strong management team, a healthy balance sheet, and a highly profitable economic model, we believe the current stock price levels represent attractive entry points for long-term investors.


The semiconductor sector did not perform well since our last update. Our major semiconductor holding here, Intersil, contributed negatively. In the case of PMC-Sierra, we sold this holding as there was no apparent near-term valuation floor based on traditional Price/Book and Price/Cash metrics. With year-over-year growth potentially turning negative, we believe significant risk remains in the stock if the macroeconomic climate does not improve in the very near term. The company is also heavily exposed to the worsening fundamentals in the telecommunications industry.

Overall, we have added to our exposure in the semiconductor space. For example, we established positions in Adaptec and Chartered Semiconductor. Adaptec is a leading supplier of low-end storage components for small and mid-sized local area networks. The company's traditional Small Computer Systems Interface
(SCSI) business can be characterized as a slow growing cash flow generator. Key future growth drivers include Fibre Channel Host Bus Adapter (HBA) products, where the company will compete with Emulex and QLogic. Adaptec has a significant market share opportunity as the industry makes the transition to a higher transport speed (from 1 gigabit to 2 gigabit). Another likely catalyst is the spin-off of the company's Roxio CD Read/Write software unit, which we expect to occur some time in the June quarter. Finally, the company has a very healthy balance sheet with approximately $6.25 per share in cash as of December 31, 2000. The company has a very experienced management team, and we fully expect them to exploit this healthy capital position through the current downturn.


Chartered Semiconductor is a leading semiconductor foundry; as such, its core business is manufacturing chips for companies that do not choose to build and operate their own semiconductor manufacturing facilities. The firm's primary industry focus is telecommunications-related semiconductors, and top customers include Agere Systems, Agilent, Broadcom, Conexant, Intel, and PMC-Sierra. Although Chartered Semiconductor's business remains weak in the near term, we believe orders and factory utilization rates will bottom in the next three-to-six months. With Chartered Semiconductor trading at less than 6x trailing operating cash flow (as approximated by EBITDA), we believe the stock offers a very attractive risk/reward profile at current levels.


We also added to our position in Intersil. This firm is a leading semiconductor company with solid businesses in analog/mixed signal components (focused on communications end markets) and discrete power management products (focused on PCs, mobile phones, and other handheld devices). Intersil's industry-leading PRISM chipset for wireless networking represents the greatest upside potential for the company. With PRISM, Intersil has become the leading supplier of chipsets that support Wireless Local Area Networking (WLAN) applications. Key Intersil customers include Cisco, Compaq, Dell, Intel, Nokia, and Siemens.


We believe WLAN technology will proliferate dramatically over the next 2-3 years. With its industry-leading product portfolio, Intersil has the potential to dominate this market from a semiconductor perspective. We believe accelerating growth in Intersil's potential WLAN market opportunity would more than offset the company's exposure to a potentially maturing semiconductor cycle.


The business services area was the sole positive performing sub-sector for the Fund over the past six months. The majority of the solid performance came from one holding, Sabre Group. Sabre's primary business is distributing travel reservations and travel-related information electronically. Using Sabre's computer reservation system, travel agencies, corporate travel departments, and individual subscribers can access information about and book reservations with airlines and other providers of travel services. Sabre is the clear leader in this business with a global market share in excess of 40%. We believe Sabre is attractively valued, trading at less than 9X 2001 cash flow and 17X 2001 EPS. In our view, Sabre's management is capable of integrating GetThere (an Internet marketplace company focused on business-to-business travel services) with the rest of its operations. Once the acquisition is completed, we believe Sabre is capable of meeting or exceeding its revenue and earnings-per-share growth targets.


In addition to Sabre, we have built positions in EDS and Computer Sciences in the computer services space. We believe both offer attractive valuations and good prospects for continued revenue, earnings, and cash flow growth.


Outlook


The Fund's recent shift toward a more aggressive investment posture - including a migration toward selected mid-cap technology stocks and away from some large-cap technology holdings - is reflective of our belief in an eventual healthy fundamental recovery in the technology sector.

Nonetheless, there is no question that the technology sector faces substantially reduced expectations and earnings performance in the near term. In our view, now is the time to be optimistic when the consensus is on the other side of the boat. It is our belief that Wall Street's 2002 earnings estimates for many technology companies have been reduced too far, especially given the increasingly critical role technology will play in enhancing the productivity and growth of the global economy. With cuts in interest rates by the Federal Reserve (2.5% thus far in 2001), the passage of a stimulative tax package in Congress, an increasingly accommodative European central bank, a coming end to the inventory correction in many technology product markets, and an anticipated resumption of normal IT spending patterns by corporations, we believe the current downturn in the technology space will correct itself in due time like many spending pauses of the past. Subsequently, we expect a return to more reasonable earnings estimates and valuation levels that more appropriately reflect the attractive growth prospects of some (but not all) industries within the technology sector. With this in mind, we remain as committed as ever to selecting those securities we believe have the best potential for capital appreciation over the intermediate and longer term.



                                        Sincerely,


                                        /s/  DUANE A. EATHERLY

                                        Duane A. Eatherly, CFA
                                        Eagle Asset Management, Inc.
                                        Portfolio Manager, Technology Fund

--------------------------------------------------------------------------------
                    Heritage Series Trust - Technology Fund
                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
--------------------------------------------------------------------------------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks--99.7%(a)
-----------------------
  Analog Semiconductors -- 3.6%
  -----------------------------
       20,000  Cirrus Logic, Inc.* ....................  $   325,200
       20,000  Maxim Integrated Products* .............    1,022,000
       10,000  Microtune, Inc.* .......................      120,500
       86,100  Virata Corporation* ....................    1,170,960
                                                          ----------
                                                           2,638,660
                                                          ----------
  Broadcasting -- 0.7%
  --------------------
       10,000  Charter Communications, Inc.,
                Class "A"* ............................      214,100
        5,000  Clear Channel Communications,
                Inc.* .................................      279,000
                                                          ----------
                                                             493,100
                                                          ----------
  Commercial Services -- 0.8%
  ---------------------------
       20,000  Plexus Corporation* ....................      614,400
                                                          ----------
  Communication Semiconductors -- 4.8%
  ------------------------------------
       45,000  ANADIGICS, Inc.* .......................      798,750
       54,500  Broadcom Corporation, Class "A" ........    2,265,020
       40,000  Conexant Systems Inc.* .................      430,000
                                                          ----------
                                                           3,493,770
                                                          ----------
  Computers -- 18.4%
  ------------------
       15,500  Apple Computer, Inc. ...................      395,095
       75,000  Brocade Communications
                Systems Inc.* .........................    2,849,250
       15,000  Computer Sciences Corporation*..........      534,450
       20,000  Electronic Data Systems
                Corporation ...........................    1,290,000
       60,000  EMC Corporation ........................    2,376,000
       40,000  Gateway Inc* ...........................      760,000
       24,500  International Business Machines
                Corporation ...........................    2,820,930
      125,000  Palm, Inc.* ............................    1,001,250
       52,500  Sandisk Corporation* ...................    1,410,150
                                                          ----------
                                                          13,437,125
                                                          ----------
  Electrical Components & Equipment -- 0.8%
  -----------------------------------------
       40,000  American Power Conversion
                Corporation* ..........................      566,000
                                                          ----------
  Electronics -- 2.5%
  -------------------
       15,000  Celestica, Inc.* .......................      766,500
       25,000  Jabil Circuit, Inc.* ...................      726,000
       10,000  Orbotech Ltd. ..........................      344,400
                                                          ----------
                                                           1,836,900
                                                          ----------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks (continued)
-------------------------
  Financial Services -- 0.6%
  --------------------------
       50,000  E*TRADE Group, Inc.* ...................      470,000
                                                          ----------
  Internet -- 11.0%
  -----------------
       95,000  CNET Networks, Inc.* ...................    1,165,650
      125,000  DoubleClick Inc.* ......................    1,542,500
      111,800  E.piphany, Inc.* .......................    1,015,144
      100,000  RealNetworks, Inc.* ....................      920,000
       35,000  Symantec Corporation* ..................    2,268,350
      170,000  Vignette Corporation* ..................    1,139,000
                                                          ----------
                                                           8,050,644
                                                          ----------
  Leisure Time -- 4.9%
  --------------------
       70,400  Sabre Holdings Corporation* ............    3,510,144
                                                          ----------
  Logic Semiconductors -- 4.7%
  ----------------------------
       82,500  Intersil Holding Corporation* ..........    2,659,800
       20,000  Texas Instruments Inc. .................      774,000
                                                          ----------
                                                           3,433,800
                                                          ----------
  Memory & Commodity Semiconductors -- 6.4%
  -----------------------------------------
       90,000  Chartered Semiconductor,
                Sponsored ADR* ........................    2,879,100
       20,000  Cypress Semiconductor Corporation* .....      452,000
       27,500  Fairchild Semiconductor
                International Inc., Class "A"* ........      497,750
       15,000  International Rectifier Corporation* ...      832,500
                                                          ----------
                                                           4,661,350
                                                          ----------
  Multimedia -- 7.3%
  ------------------
      105,000  AOL Time Warner Inc.* ..................    5,302,500
                                                          ----------
  Semiconductor Equipment -- 7.3%
  -------------------------------
       17,500  Applied Materials Inc.* ................      955,500
       10,000  Axcelis Technologies, Inc.* ............      150,100
       15,000  KLA-Tencor Corporation* ................      824,400
       35,000  Lam Research Corporation* ..............    1,036,000
       45,000  Mattson Technology Inc.* ...............      790,650
       90,000  Therma-Wave, Inc.* .....................    1,523,700
                                                          ----------
                                                           5,280,350
                                                          ----------
  Software -- 11.6%
  -----------------
       35,000  Cadence Design Systems, Inc.* ..........      724,500
       30,000  Intuit, Inc.* ..........................      961,200
      100,400  Microsoft Corporation* .................    6,802,100
                                                          ----------
                                                           8,487,800
                                                          ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    Heritage Series Trust - Technology Fund
                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks (continued)
-------------------------
  Telecommunications -- 14.3%
  ---------------------------
      173,400  Adaptec, Inc.* .........................  $ 1,949,016
       45,000  ADTRAN, Inc.* ..........................    1,230,750
       77,000  Cabletron Systems, Inc.* ...............    1,207,360
       30,000  Foundry Networks, Inc.* ................      445,500
      105,000  Nokia Corporation, Sponsored
                ADR, Class "A" ........................    3,589,950
       35,000  QUALCOMM, Inc.* ........................    2,007,600
                                                          ----------
                                                          10,430,176
                                                          ----------
Total Common Stocks
 (cost $62,943,381)....................................   72,706,719
                                                          ----------
Put Options -- 0.5% (a)*
------------------------
       15,000  GSTI Multimed Network Index,
                May 2001 @ $200........................      165,000
       15,000  GSTI Software Index, May 2001 @ $200 ...       73,500
        7,500  Philadelphia Semiconductor
                Index, May 2001 @ $600 ................      123,750
                                                          ----------
                                                             362,250
                                                          ----------
Total Put Options (cost $618,125) .....................      362,250
                                                          ----------
Total Investment Portfolio excluding
 repurchase agreement (cost $63,561,506)...............   73,068,969
                                                          ----------
Repurchase Agreement -- 0.9%(a)
-------------------------------
Repurchase Agreement with State Street Bank
and Trust Company, dated April 30, 2001
@ 4.42% to be repurchased at $677,083 on
May 1, 2001, collateralized by $610,000 United
States Treasury Bonds, 6.87% due August 15,
2025 (market value $692,154 including interest)
(cost $677,000)........................................      677,000
                                                          ----------
Total Investment Portfolio
  (cost $64,238,506) (b), 101.1% (a)...................   73,745,969
Other Assets and Liabilities, net, (1.1%) (a) .........     (791,984)
                                                          ----------
Net Assets, 100.0% ....................................  $72,953,985
                                                         ===========

----------------------
 *  Non-income producing security.
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is $79,808,808. Market value includes net unrealized depreciation of $6,062,839 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $5,982,986 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $12,045,825.

ADR -- American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                                                   May 18, 2001
Dear Fellow Shareholders:

In just one year's time, $5 trillion dollars of shareholder wealth - money that might easily have been used to pay for new homes, new cars or children's education - has been obliterated. This represents an enormous sum of money considering that the value of the entire stock market in 1980 was only roughly $1 trillion or one fifth of the recent loss of wealth. Although the stock market has been swift and severe in punishing those investors who brazenly ignored its past lessons about overspeculation, we have been fortunate to have thus far escaped its wrath having achieved solid positive returns for our clients in the same one-year downward spiral of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

We are very pleased to report that the Value Equity Fund's (the "Fund") Class A shares outperformed the indexes by a wide margin. Its performance for the six-month and latest twelve-month periods ended April 30, 2001 was +7.43%* and +15.13%*, respectively. This compares to returns of -0.14% and +6.42% for the Russell 1000 Value Index for the same periods. The S&P 500 declined -12.07% and -12.98% while the Dow Jones Industrial Average declined -1.31% and gained 1.7% for the comparable periods. All told, our Fund outperformed the popular stock market averages during this very difficult period.


Large-Cap Equity Review

Our above-index performance over the past six months was the result of good relative performance in several sectors such as consumer durables, energy, finance and retailers, in addition to avoiding several poorly performing groups such as health services and health technology.

We continued to increase our exposure to financials in the past quarter with the addition of MBNA, a leading credit card company that we believe is the gold standard in underwriting, based on the creditworthiness of its loan portfolio. Also purchased was American General, a diversified financial company with strong positions in annuity sales and life insurance. Apparently, we were not the only ones to recognize the underlying value of this company since it is now the subject of a bidding war between AIG and Prudential Insurance of the UK. In addition, we recently purchased Mellon Financial, a leading bank in Pennsylvania that generates over 65% of its income from fee-based businesses, including asset management, and is selling at an unusually large discount to the market and its banking industry peer group.

Energy stocks have been extremely volatile in the past quarter, fluctuating with the prices of oil and gas. We currently own both Phillips Petroleum and Tosco, (which is being purchased by Phillips). We think the deal is a plus for both companies. It will add Tosco's excellent management team to the combined refining operations of the two companies. Baker Hughes, an oil and gas drilling services company, was sold after recording a large gain and replaced with Transocean Sedco, a leading drilling company. Recent reports by most international energy companies point towards significant increases in exploration and production budgets which we believe will have a huge impact on the earnings of the drillers.

Several stocks reached our price targets and were sold this past quarter. They include Computer Associates, Lexmark, and Staples. In addition we sold several stocks whose fundamentals did not meet our expectations: Dana, an auto parts supplier, continues to have operating problems; and Millennium Chemicals has restructuring issues that we do not believe will be resolved quickly. We recently sold Sherwin-Williams stock when it became a defendant in a lawsuit filed by the State of Rhode Island based on the hazards of paint containing lead and the costs for removal.




----------------
 * Calculated without the imposition of front-end or contingent deferred sales charges. Please see the initial letter by Richard K. Riess for a full statement of returns.

We added several other new positions this quarter based upon attractive fundamentals and depressed prices. Clear Channel, the largest radio station and outdoor advertising company, was selling at a very low price/book and a relatively attractive price/earnings multiple based on its 'cash earnings' and potential earnings growth. Boeing, one of the leading defense contractors and the leading passenger jet manufacturer, should benefit from the likelihood that the Bush administration will be increasing defense expenditures over the next several years. In addition, we purchased Constellation Energy Group, a Baltimore based utility that is planning to spin off its non-regulated operations later this year. Also, we purchased TJX Companies, the world's largest retailer of off-priced soft goods. We believe that the slowdown in the economy should drive consumers to lower-priced goods and TJX's purchasing expertise should be enhanced by a slowdown at traditional retailers and a subsequent inventory buildup. The slaughter of most technology stocks over the past year has brought a number of these companies into our radar screen. We recently purchased Corning, a major participant in the fiber optic and optical cable industry. Investors are shunning anything to do with telecommunications manufacturing, but we believe that the long-term outlook for this industry will be quite good once the current consolidation and fallout has been completed. And we believe that strong companies such as Corning typically use these rough periods to improve their product lines and competitive position.


As we pointed out in our last report, we continue to expect several quarters of difficult earnings comparisons. However, we are focusing on the latter part of this year when we believe the economy and earnings will begin to recover and comparisons will be easier. We will continue to fine tune the portfolio in the months ahead as we look for signs that the economy has bottomed and that we should take a more aggressive tack.


We trust that our fellow shareholders are pleased with the results of the Fund over the past year as we continue to follow our strict investment process and discipline. The portfolio, in our opinion, is well-positioned to take advantage of the market recovery that we envision as an economic recovery begins to take shape. Plus, we continue to research new investment opportunities to enhance future performance.


Sincerely,                                  Sincerely,

/s/  JEROME D. FISCHER                      /s/ RUSSELL S. TOMPKINS

Jerome D. Fischer                           Russell S. Tompkins
Managing Partner                            Managing Partner
Director of Equity Research                 Chief Operating Officer
Osprey Partners Investment                  Osprey Partners Investment
 Management, LLC                              Management, LLC
Portfolio Manager, Value Equity Fund        Portfolio Manager, Value Equity Fund

--------------------------------------------------------------------------------
                   Heritage Series Trust - Value Equity Fund
                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
--------------------------------------------------------------------------------


                                                           Market
  Shares                                                   Value
  ------                                                   -----
Common Stocks--93.5%(a)
-----------------------
  Aerospace/Defense -- 2.0%
  -------------------------
       10,300  Boeing Company .........................  $   636,540
                                                          ----------
  Auto Manufacturers -- 1.9%
  --------------------------
       20,600  Ford Motor Company .....................      607,288
                                                          ----------
  Banks -- 11.7%
  --------------
       16,500  FleetBoston Financial Corporation ......      633,105
       15,200  Mellon Financial Corporation ...........      622,136
       22,900  National City Corporation ..............      623,109
       20,700  Regions Financial Corporation...........      630,315
       16,400  Union Planters Corporation .............      623,364
       13,300  Wells Fargo & Company ..................      624,701
                                                          ----------
                                                           3,756,730
                                                          ----------
  Broadcasting -- 1.9%
  --------------------
       10,700  Clear Channel
                Communications, Inc.* .................      597,060
                                                          ----------
  Chemicals -- 3.9%
  -----------------
       14,000  E.I. du Pont de Nemours & Company ......      632,660
       17,700  Rohm & Haas Company ....................      608,349
                                                           ---------
                                                           1,241,009
                                                          ----------
  Computers -- 5.3%
  -----------------
       23,400  Compaq Computer Corporation ............      409,500
       20,200  Hewlett-Packard Company ................      574,286
       15,400  NCR Corporation* .......................      723,954
                                                          ----------
                                                           1,707,740
                                                          ----------
  Cosmetics/Personal Care -- 2.0%
  -------------------------------
       10,700  Kimberly-Clark Corporation .............      635,580
                                                          ----------
  Distribution/Wholesale -- 0.9%
  ------------------------------
       11,200  Genuine Parts Company ..................      302,400
                                                          ----------
  Electric -- 4.4%
  ----------------
       14,700  Constellation Energy Group, Inc. .......      701,778
       16,100  TXU Corporation ........................      707,756
                                                          ----------
                                                           1,409,534
                                                          ----------
  Electronics -- 6.3%
  -------------------
       25,600  Arrow Electronics Inc. .................      716,800
       21,200  Koninklijke Philips Electronics N.V. ...      652,960
       14,300  Parker Hannifin Corporation ............      666,666
                                                          ----------
                                                           2,036,426
                                                          ----------


                                                           Market
  Shares                                                   Value
  ------                                                   ------
Common Stocks (continued)
-------------------------
  Financial Services -- 10.7%
  ---------------------------
       19,500  Citigroup Inc. .........................      958,425
        9,900  Freddie Mac ............................      651,420
       19,000  MBNA Corporation .......................      677,350
       10,400  Merrill Lynch & Company, Inc. ..........      641,680
        8,400  Morgan Stanley Dean Witter & Company ...      527,436
                                                          ----------
                                                           3,456,311
                                                          ----------
  Food -- 3.2%
  ------------
       31,500  ConAgra Foods, Inc. ....................      655,515
       20,000  Sensient Technologies Corporation ......      360,000
                                                          ----------
                                                           1,015,515
                                                          ----------
  Housewares -- 2.3%
  ------------------
       27,000  Newell Rubbermaid Inc. .................      727,920
                                                          ----------
  Insurance -- 2.2%
  -----------------
       16,500  American General Corporation ...........     719,565
                                                          ----------
  Machinery -- 2.0%
  -----------------
       16,000  Deere & Company ........................      657,120
                                                          ----------
  Mining -- 4.1%
  --------------
       15,600  Alcoa Inc. .............................      645,840
        8,300  Rio Tinto PLC, Sponsored ADR ...........      670,640
                                                          ----------
                                                           1,316,480
                                                          ----------
  Oil & Gas -- 11.0%
  ------------------
        5,500  Chevron Corporation ....................      531,080
       22,340  Conoco Inc., Class "B" .................      679,583
        8,200  Phillips Petroleum Company .............      488,720
       21,000  Tosco Corporation ......................      967,050
       16,800  Transocean Sedco Forex Inc. ............      911,904
                                                          ----------
                                                           3,578,337
                                                          ----------
  Pipelines -- 0.2%
  -----------------
       13,734  Williams Communications Group* .........       62,078
                                                          ----------
  Retail -- 4.0%
  -------------
       22,500  McDonald's Corporation .................      618,750
       21,000  TJX Companies, Inc. ....................      657,930
                                                          ----------
                                                           1,276,680
                                                          ----------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   Heritage Series Trust - Value Equity Fund
                              Investment Portfolio
                                 April 30, 2001
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------


                                                            Market
  Shares                                                    Value
  ------                                                    -----
  Telecommunications -- 11.4%
  ---------------------------
       15,600  BellSouth Corporation ...........         $   654,576
                                                          ----------
       31,000  Cable & Wireless PLC, Sponsored ADR ....      680,450
       14,100  Corning, Inc. ...................             309,777
       16,200  SBC Communications, Inc. ........             668,250
       11,848  Verizon Communications Inc.......             652,469
       16,700  Williams Companies, Inc. ........             704,239
                                                          ----------
                                                           3,669,761
                                                          ----------
  Transportation -- 2.1%
  ----------------------
       22,100  CNF, Inc. ..............................      677,586
                                                          ----------
Total Common Stocks (cost $27,751,516).................   30,087,660
                                                          ----------

Repurchase Agreement--8.0%(a)
-----------------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated April 30,
2001 @ 4.42% to be repurchased at
$2,564,315 on May 1, 2001, collateralized by
$2,305,000 United States Treasury Bonds,
6.875% due August 15, 2025, (market value
$2,616,515 including interest) (cost
$2,564,000)............................................    2,564,000
                                                          ----------
Total Investment Portfolio
 (cost $30,315,516) (b), 101.5% (a)....................   32,651,660
Other Assets and Liabilities, net, (1.5%) (a)..........     (498,022)
                                                          ----------
Net Assets, 100.0% ....................................  $32,153,638
                                                          ==========

----------------------
 *  Non-income producing security.
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $2,336,144, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $3,151,534 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $815,390.

ADR -- American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             Heritage Series Trust
                      Statements of Assets and Liabilities
                                 April 30, 2001
                                  (unaudited)
--------------------------------------------------------------------------------

                                                                             Aggressive
                                                                               Growth
                                                                                Fund
                                                                          ----------------
Assets
------
Investments, at market value (identified cost $79,429,509,
 $34,238,815, $239,295,163 and $42,400,346, respectively) (Note 1) ......   $ 88,520,701
Repurchase agreement, at market value (identified cost is the same as
 market value) (Note 1) .................................................     10,863,000
Cash ....................................................................             13
Foreign Currency (Cost $75,275) .........................................             --
Receivables:
 Investments sold .......................................................      1,874,912
 Fund shares sold .......................................................        262,587
 Dividends and interest .................................................          6,584
 Foreign taxes recoverable ..............................................             --
Deferred organization expenses (Note 1) .................................             --
Deferred state qualification expenses (Note 1) ..........................         11,752
Prepaid insurance .......................................................          2,846
                                                                            ------------
    Total assets ........................................................   $101,542,395
                                                                            ============
Liabilities
-----------
Payables (Note 4):
 Investments purchased ..................................................   $  3,785,484
 Fund shares redeemed ...................................................        117,693
Accrued management fee ..................................................         66,121
Accrued distribution fees ...............................................         49,161
Accrued shareholder servicing fee (Note 4) ..............................         32,400
Accrued fund accounting fee (Note 4) ....................................         18,000
Unrealized depreciation of forward currency contracts ...................             --
Other accrued expenses ..................................................         24,725
                                                                            ------------
    Total liabilities ...................................................   $  4,093,584
                                                                            ------------
Net assets, at market value .............................................   $ 97,448,811
                                                                            ============
Net Assets
----------
Net assets consist of:
 Paid-in capital (Note 5) ...............................................   $ 96,140,898
 Undistributed net investment loss (Notes 1 and 5) ......................       (352,192)
 Accumulated net realized gain (loss) (Notes 1 and 5) ...................     (7,431,087)
 Net unrealized appreciation (depreciation) on investments and other
  assets and liabilities denominated in foreign currencies ..............      9,091,192
                                                                            ------------
Net assets, at market value .............................................   $ 97,448,811
                                                                            ============
Net assets, at market value
 Class A Shares .........................................................   $ 44,105,109
 Class B Shares .........................................................     17,087,496
 Class C Shares .........................................................     36,256,206
 Eagle Shares ...........................................................             --
                                                                            ------------
    Total ...............................................................   $ 97,448,811
                                                                            ============
Shares of beneficial interest outstanding
 Class A Shares .........................................................      2,139,532
 Class B Shares .........................................................        849,287
 Class C Shares .........................................................      1,801,876
 Eagle Shares ...........................................................             --
                                                                            ------------
    Total ...............................................................      4,790,695
                                                                            ============
Net Asset Value -- offering and redemption price per share
 (Notes 1 and 2) Class A Shares .........................................   $      20.61
                                                                            ============
 Maximum offering price per share (100/95.25 of $20.61, $21.58,
  $32.77 and $19.79).....................................................   $      21.64
                                                                            ============
 Class B Shares .........................................................   $      20.12
                                                                            ============
 Class C Shares .........................................................   $      20.12
                                                                            ============
 Eagle Shares ...........................................................



                                                                               Eagle
                                                                           International      Growth         Mid Cap
                                                                              Equity          Equity          Stock
                                                                             Portfolio         Fund           Fund
                                                                          -------------- --------------- --------------
Assets
------
Investments, at market value (identified cost $79,429,509,
 $34,238,815, $239,295,163 and $42,400,346, respectively) (Note 1) ......  $33,710,974    $ 261,687,701   $49,237,285
Repurchase agreement, at market value (identified cost is the same as
 market value) (Note 1) .................................................    1,022,000        8,241,000     3,437,000
Cash ....................................................................           47              663           575
Foreign Currency (Cost $75,275) .........................................       75,275               --            --
Receivables:
 Investments sold .......................................................    3,992,412       10,051,185     1,236,235
 Fund shares sold .......................................................      125,708          863,152       624,668
 Dividends and interest .................................................       63,951           54,939         4,921
 Foreign taxes recoverable ..............................................       39,034               --            --
Deferred organization expenses (Note 1) .................................           --               --         7,754
Deferred state qualification expenses (Note 1) ..........................       24,135           10,865        14,134
Prepaid insurance .......................................................        1,601            4,269         2,134
                                                                           -----------    -------------   -----------
    Total assets ........................................................  $39,055,137    $ 280,913,774   $54,564,706
                                                                           ===========    =============   ===========
Liabilities
-----------
Payables (Note 4):
 Investments purchased ..................................................  $ 3,307,572    $  16,655,993   $ 1,674,381
 Fund shares redeemed ...................................................      251,978        1,008,964       150,815
Accrued management fee ..................................................       48,444          151,692        21,797
Accrued distribution fees ...............................................       23,567          139,995        22,294
Accrued shareholder servicing fee (Note 4) ..............................       12,945           90,051        17,000
Accrued fund accounting fee (Note 4) ....................................        9,500           18,400        15,200
Unrealized depreciation of forward currency contracts ...................       29,706               --            --
Other accrued expenses ..................................................       20,419           42,852        21,880
                                                                           -----------    -------------   -----------
    Total liabilities ...................................................  $ 3,704,131    $  18,107,947   $ 1,923,367
                                                                           -----------    -------------   -----------
Net assets, at market value .............................................  $35,351,006    $ 262,805,827   $52,641,339
                                                                           ===========    =============   ===========
Net Assets
----------
Net assets consist of:
 Paid-in capital (Note 5) ...............................................  $36,608,456    $ 297,485,333   $43,994,271
 Undistributed net investment loss (Notes 1 and 5) ......................     (342,828)      (1,269,224)     (281,723)
 Accumulated net realized gain (loss) (Notes 1 and 5) ...................     (352,986)     (55,802,820)    2,091,852
 Net unrealized appreciation (depreciation) on investments and other
  assets and liabilities denominated in foreign currencies ..............     (561,636)      22,392,538     6,836,939
                                                                           -----------    -------------   -----------
Net assets, at market value .............................................  $35,351,006    $ 262,805,827   $52,641,339
                                                                           ===========    =============   ===========
Net assets, at market value
 Class A Shares .........................................................  $ 7,718,852    $ 107,974,556   $30,477,210
 Class B Shares .........................................................      662,976       39,493,134     5,883,989
 Class C Shares .........................................................    6,945,044      115,338,137    16,280,140
 Eagle Shares ...........................................................   20,024,134               --            --
                                                                           -----------    -------------   -----------
    Total ...............................................................  $35,351,006    $ 262,805,827   $52,641,339
                                                                           ===========    =============   ===========
Shares of beneficial interest outstanding
 Class A Shares .........................................................      357,612        3,295,233     1,539,661
 Class B Shares .........................................................       31,999        1,272,631       306,904
 Class C Shares .........................................................      335,257        3,717,803       848,997
 Eagle Shares ...........................................................      956,222               --            --
                                                                           -----------    -------------   -----------
    Total ...............................................................    1,681,090        8,285,667     2,695,562
                                                                           ===========    =============   ===========
Net Asset Value -- offering and redemption price per share
 (Notes 1 and 2) Class A Shares .........................................  $     21.58    $       32.77   $     19.79
                                                                           ===========    =============   ===========
 Maximum offering price per share (100/95.25 of $20.61, $21.58,
  $32.77 and $19.79).....................................................  $     22.66    $       34.40   $     20.78
                                                                           ===========    =============   ===========
 Class B Shares .........................................................  $     20.72    $       31.03   $     19.17
                                                                           ===========    =============   ===========
 Class C Shares .........................................................  $     20.72    $       31.02   $     19.18
                                                                           ===========    =============   ===========
 Eagle Shares ...........................................................  $     20.94
                                                                           ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             Heritage Series Trust
                      Statements of Assets and Liabilities
                                 April 30, 2001
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------

                                                                               Small Cap                          Value
                                                                                 Stock         Technology        Equity
                                                                                  Fund            Fund            Fund
                                                                            --------------- ---------------- --------------
Assets
------
Investments, at market value (identified cost $130,847,320, $63,561,506 and
 $27,751,516, respectively) (Note 1) ......................................  $148,346,789    $  73,068,969    $30,087,660
Repurchase agreement, at market value (identified cost is the same as
 market value) (Note 1) ...................................................    12,522,000          677,000      2,564,000
Cash ......................................................................           549              951             11
Receivables:
 Investments sold .........................................................     3,386,284        3,772,084             --
 Fund shares sold .........................................................        57,383           88,324        198,658
 Dividends and interest ...................................................        29,331              699         42,591
Deferred state qualification expenses (Note 1) ............................        25,044           17,215         15,870
Prepaid insurance .........................................................         4,269            2,846          2,134
                                                                             ------------    -------------    -----------
    Total assets ..........................................................  $164,371,649    $  77,628,088    $32,910,924
                                                                             ============    =============    ===========
Liabilities
-----------
Payables (Note 4):
 Investments purchased ....................................................  $    714,556    $   4,402,313    $   645,251
 Fund shares redeemed .....................................................       371,270          104,395         31,101
Accrued management fee ....................................................       105,395           39,559         21,640
Accrued distribution fees .................................................        66,549           33,550         15,954
Accrued shareholder servicing fee (Note 4) ................................        51,200           49,200         11,000
Accrued fund accounting fee (Note 4) ......................................        18,359           17,600         14,400
Other accrued expenses ....................................................        24,014           27,486         17,940
                                                                             ------------    -------------    -----------
    Total liabilities .....................................................  $  1,351,343    $   4,674,103    $   757,286
                                                                             ------------    -------------    -----------
Net assets, at market value ...............................................  $163,020,306    $  72,953,985    $32,153,638
                                                                             ============    =============    ===========
Net Assets
----------
Net assets consist of:
 Paid-in capital (Note 5) .................................................  $135,240,239    $ 127,777,806    $28,889,189
 Undistributed net investment loss (Notes 1 and 5) ........................      (473,375)        (679,254)       (14,124)
 Accumulated net realized gain (loss)
  (Notes 1 and 5) .........................................................    10,753,973      (63,652,030)       942,429
 Net unrealized appreciation on investments ...............................    17,499,469        9,507,463      2,336,144
                                                                             ------------    -------------    -----------
Net assets, at market value ...............................................  $163,020,306    $  72,953,985    $32,153,638
                                                                             ============    =============    ===========
Net assets, at market value
 Class A Shares ...........................................................  $103,317,111    $  35,923,271    $15,310,809
 Class B Shares ...........................................................    10,372,526       14,034,161      2,099,895
 Class C Shares ...........................................................    49,330,669       22,996,553     14,742,934
                                                                             ------------    -------------    -----------
    Total .................................................................  $163,020,306    $  72,953,985    $32,153,638
                                                                             ============    =============    ===========
Shares of beneficial interest outstanding
 Class A Shares ...........................................................     3,929,184        3,825,988        741,800
 Class B Shares ...........................................................       415,205        1,511,735        103,124
 Class C Shares ...........................................................     1,973,711        2,476,858        724,090
                                                                             ------------    -------------    -----------
    Total .................................................................     6,318,100        7,814,581      1,569,014
                                                                             ============    =============    ===========
Net Asset Value -- offering and redemption price per share
 (Notes 1 and 2) Class A Shares ...........................................  $      26.29    $        9.39    $     20.64
                                                                             ============    =============    ===========
 Maximum offering price per share (100/95.25 of $26.29, $9.39 and
  $20.64)..................................................................  $      27.60    $        9.86    $     21.67
                                                                             ============    =============    ===========
 Class B Shares ...........................................................  $      24.98    $        9.28    $     20.36
                                                                             ============    =============    ===========
 Class C Shares ...........................................................  $      24.99    $        9.28    $     20.36
                                                                             ============    =============    ===========


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             Heritage Series Trust
                            Statements of Operations
                 For the Six-Month Period Ended April 30, 2001
                                  (unaudited)
--------------------------------------------------------------------------------

                                                                  Eagle
                                              Aggressive      International         Growth
                                                Growth            Equity            Equity
                                                 Fund           Portfolio            Fund
                                          ----------------- ----------------- -----------------
Investment Income
-----------------
Income:
 Dividends ..............................   $     180,174     $   165,931(a)    $     686,480
 Interest ...............................         347,173          23,786             289,480
                                            -------------     -----------       -------------
    Total income ........................         527,347         189,717             975,960
Expenses (Notes 1 and 4):
 Management fee .........................         421,095         191,952           1,025,705
 Distribution fee (Class A Shares) ......          54,821           9,146             140,550
 Distribution fee (Class B Shares) ......          85,052           3,486             200,078
 Distribution fee (Class C Shares) ......         174,475          36,574             605,330
 Distribution fee (Eagle Shares) ........              --         115,310                  --
 Shareholder servicing fees .............          35,328              --             116,669
 Shareholder servicing fees
  (Class A Shares) ......................              --           4,756                  --
 Shareholder servicing fees
  (Class B Shares) ......................              --             453                  --
 Shareholder servicing fees
  (Class C Shares) ......................              --           4,755                  --
 Shareholder servicing fees
  (Eagle Shares) ........................              --           1,153                  --
 Custodian fee ..........................          14,759          68,376(b)           28,586
 Fund accounting fee (Note 4) ...........          27,212              --(b)           27,520
 Professional fees ......................          19,970          22,022              21,847
 Amortization of state qualification
  expenses ..............................          25,238          25,933              35,502
 Federal registration expenses ..........           4,374              --              15,718
 Organization expenses ..................              --              --                  --
 Reports to shareholders ................           9,673          18,145              18,709
 Trustees' fees and expenses ............           5,605           3,105               5,605
 Other ..................................           1,937           1,088               3,365
                                            -------------     -----------       -------------
    Total expenses before waiver.........         879,539         506,254           2,245,184
    Fees waived by Manager
      (Note 4) ..........................              --         (38,855)                 --
                                            -------------     -----------       -------------
    Total expenses after waiver .........         879,539         467,399           2,245,184
                                            -------------     -----------       -------------
Net investment income (loss) ............        (352,192)       (277,682)         (1,269,224)
                                            -------------     -----------       -------------
Realized and Unrealized Gain (Loss)
-----------------------------------
 on Investments
 --------------
Net realized gain (loss) from
 investment transactions ................      (4,030,303)       (306,890)        (46,037,098)
Net realized gain from covered call
 options written (Note 1) ...............              --              --             304,989
Net realized gain from foreign
 currency transactions ..................              --         149,775                  --
Net unrealized appreciation
 (depreciation) of investments during
 the period .............................      (9,318,412)     (5,365,597)        (21,990,291)
Net unrealized depreciation from
 foreign currency during the period .....              --         (32,851)                 --
                                            -------------     -----------       -------------
Net gain (loss) on investments ..........     (13,348,715)     (5,555,563)        (67,722,400)
                                            -------------     -----------       -------------
Net increase (decrease) in net assets
 resulting from operations ..............   $ (13,700,907)    $(5,833,245)      $ (68,991,624)
                                            =============     ===========       =============



                                             Mid Cap        Small Cap                         Value
                                              Stock           Stock         Technology        Equity
                                               Fund           Fund             Fund            Fund
                                          ------------- ---------------- ---------------- -------------
Investment Income
-----------------
Income:
 Dividends ..............................  $   49,471    $      362,835   $      14,537    $  299,651
 Interest ...............................      67,366           423,083         164,823        47,924
                                           ----------    --------------   -------------    ----------
    Total income ........................     116,837           785,918         179,360       347,575
Expenses (Notes 1 and 4):
 Management fee .........................     160,077           661,991         420,987       103,504
 Distribution fee (Class A Shares) ......      30,781           126,907          52,552        16,866
 Distribution fee (Class B Shares) ......      23,867            50,196          80,300         6,778
 Distribution fee (Class C Shares) ......      66,444           242,183         133,161        63,765
 Distribution fee (Eagle Shares) ........          --                --              --            --
 Shareholder servicing fees .............      23,468            70,569          55,494        14,591
 Shareholder servicing fees
  (Class A Shares) ......................          --                --              --            --
 Shareholder servicing fees
  (Class B Shares) ......................          --                --              --            --
 Shareholder servicing fees
  (Class C Shares) ......................          --                --              --            --
 Shareholder servicing fees
  (Eagle Shares) ........................          --                --              --            --
 Custodian fee ..........................      13,748            17,099          30,321         7,529
 Fund accounting fee (Note 4) ...........      22,817            27,527          26,350        21,565
 Professional fees ......................      22,735            22,664          20,495        14,889
 Amortization of state qualification
  expenses ..............................      21,000            19,022          27,500        21,000
 Federal registration expenses ..........       4,600             2,677             508         1,552
 Organization expenses ..................       2,585                --              --            --
 Reports to shareholders ................       7,287             9,654          17,068         6,550
 Trustees' fees and expenses ............       5,605             5,605           5,606         5,605
 Other ..................................       1,335             3,199           1,957         1,317
                                           ----------    --------------   -------------    ----------
    Total expenses before waiver.........     406,349         1,259,293         872,299       285,511
    Fees waived by Manager
      (Note 4) ..........................      (7,789)               --         (13,685)      (32,496)
                                           ----------    --------------   -------------    ----------
    Total expenses after waiver .........     398,560         1,259,293         858,614       253,015
                                           ----------    --------------   -------------    ----------
Net investment income (loss) ............    (281,723)         (473,375)       (679,254)       94,560
                                           ----------    --------------   -------------    ----------
Realized and Unrealized Gain (Loss)
-----------------------------------
 on Investments
 --------------
Net realized gain (loss) from
 investment transactions ................   2,461,083        11,364,724     (51,586,586)    1,059,555
Net realized gain from covered call
 options written (Note 1) ...............          --                --              --            --
Net realized gain from foreign
 currency transactions ..................          --                --              --            --
Net unrealized appreciation
 (depreciation) of investments during
 the period .............................      99,487       (10,048,092)     (2,216,026)      785,638
Net unrealized depreciation from
 foreign currency during the period .....          --                --              --            --
                                           ----------    --------------   -------------    ----------
Net gain (loss) on investments ..........   2,560,570         1,316,632     (53,802,612)    1,845,193
                                           ----------    --------------   -------------    ----------
Net increase (decrease) in net assets
 resulting from operations ..............  $2,278,847    $      843,257   $ (54,481,866)   $1,939,753
                                           ==========    ==============   =============    ==========

----------
(a) Net of $29,642 foreign withholding taxes.

(b) State Street Bank is the custodian and fund accountant for the Eagle International Equity Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             Heritage Series Trust
                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     For the Six-Month
                                                                                       Period Ended         For the
                                                                                      April 30, 2001       Year Ended
                                                                                        (unaudited)     October 31, 2000
                                                                                    ------------------ -----------------
Aggressive Growth Fund
----------------------
Increase (decrease) in net assets:
Operations:
 Net investment loss ..............................................................   $    (352,192)     $ (1,121,676)
 Net realized gain (loss) from investment transactions ............................      (4,030,303)       11,714,422
 Net unrealized appreciation (depreciation) of investments during the period ......      (9,318,412)       13,699,690
                                                                                      -------------      ------------
 Net increase (decrease) in net assets resulting from operations ..................     (13,700,907)       24,292,436
Distributions to shareholders from:
 Net realized gains Class A Shares, ($3.53 and $2.20 per share, respectively) .....      (6,420,571)       (2,919,240)
 Net realized gains Class B Shares, ($3.53 and $2.20 per share, respectively)......      (2,513,198)       (1,121,963)
 Net realized gains Class C Shares, ($3.53 and $2.20 per share, respectively) .....      (5,059,533)       (1,813,382)
Increase in net assets from Fund share transactions (Note 2) ......................      18,590,838        34,361,964
                                                                                      -------------      ------------
Increase (decrease) in net assets .................................................      (9,103,371)       52,799,815
Net assets, beginning of period ...................................................     106,552,182        53,752,367
                                                                                      -------------      ------------
Net assets, end of period (including accumulated net investment loss
 of $352,192 for the period ended April 30, 2001) .................................   $  97,448,811      $106,552,182
                                                                                      =============      ============


                                                                                For the Six-Month
                                                                                  Period Ended         For the
                                                                                 April 30, 2001       Year Ended
                                                                                   (unaudited)     October 31, 2000
                                                                               ------------------ -----------------
Eagle International Equity Portfolio
------------------------------------
Decrease in net assets:
Operations:
 Net investment loss .........................................................   $    (277,682)     $   (631,763)
 Net realized gain (loss) from investment transactions .......................        (306,890)        4,449,780
 Net realized gain (loss) from foreign currency transactions .................         149,775          (279,483)
 Net unrealized depreciation from foreign currrency during the period ........      (5,365,597)       (4,184,164)
 Net unrealized appreciation (depreciation) of investments during the period .         (32,851)          176,989
                                                                                 -------------      ------------
 Net decrease in net assets resulting from operations ........................      (5,833,245)         (468,641)
Distributions to shareholders from:
 Net realized gains Class A Shares, ($2.31 and $4.44 per share, respectively).        (663,491)       (1,110,521)
 Net realized gains Class B Shares, ($2.31 and $4.44 per share, respectively).         (66,547)          (67,144)
 Net realized gains Class C Shares, ($2.31 and $4.44 per share, respectively).        (701,434)       (1,095,583)
 Net realized gains Eagle Shares, ($2.31 and $4.44 per share, respectively)...      (2,255,643)       (4,404,983)
Increase (decrease) in net assets from Fund share transactions (Note 2) ......      (1,076,340)        5,220,312
                                                                                 -------------      ------------
Decrease in net assets .......................................................     (10,596,700)       (1,926,560)
Net assets, beginning of period ..............................................      45,947,706        47,874,266
                                                                                 -------------      ------------
Net assets, end of period (including accumulated net investment loss
 of $342,828 and $65,145, respectively) ......................................   $  35,351,006      $ 45,947,706
                                                                                 =============      ============


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             Heritage Series Trust
                           Statements of Changes in Net Assets
                                  (continued)
--------------------------------------------------------------------------------

                                                                                     For the Six-Month
                                                                                       Period Ended         For the
                                                                                      April 30, 2001       Year Ended
                                                                                        (unaudited)     October 31, 2000
                                                                                    ------------------ ------------------
Growth Equity Fund
------------------
Increase (decrease) in net assets:
Operations:
 Net investment loss ..............................................................   $  (1,269,224)     $ (3,087,876)
 Net realized gain (loss) from investment transactions ............................     (46,037,098)       49,464,565
 Net realized gain from covered call options written ..............................         304,989                --
 Net unrealized depreciation of investments during the period .....................     (21,990,291)       (4,678,344)
                                                                                      -------------      ------------
 Net increase (decrease) in net assets resulting from operations ..................     (68,991,624)       41,698,345
Distributions to shareholders from:
 Net realized gains Class A Shares, ($8.61 and $5.47 per share, respectively) .....     (22,458,987)       (8,589,182)
 Net realized gains Class B Shares, ($8.61 and $5.47 per share, respectively) .....      (8,155,442)       (2,275,911)
 Net realized gains Class C Shares, ($8.61 and $5.47 per share, respectively) .....     (25,200,057)       (9,939,165)
Increase in net assets from Fund share transactions (Note 2) ......................      67,152,724       141,146,719
                                                                                      -------------      ------------
Increase (decrease) in net assets .................................................     (57,653,386)      162,040,806
Net assets, beginning of period ...................................................     320,459,213       158,418,407
                                                                                      -------------      ------------
Net assets, end of period (including accumulated net investment loss
 of $1,269,224 for the period ended April 30, 2001) ...............................   $ 262,805,827      $320,459,213
                                                                                      =============      ============


                                                                                  For the Six-Month
                                                                                    Period Ended         For the
                                                                                   April 30, 2001       Year Ended
                                                                                     (unaudited)     October 31, 2000
                                                                                 ------------------ -----------------
Mid Cap Stock Fund
------------------
Increase in net assets:
Operations:
 Net investment loss ...........................................................    $   (281,723)      $  (458,220)
 Net realized gain from investment transactions . ..............................       2,461,083         7,368,412
 Net unrealized appreciation of investments during the period ..................          99,487         3,331,490
                                                                                    ------------       -----------
 Net increase in net assets resulting from operations ..........................       2,278,847        10,241,682
Distributions to shareholders from:
 Net realized gains Class A Shares, ($4.11 and $0.30 per share, respectively) ..      (4,133,049)         (254,362)
 Net realized gains Class B Shares, ($4.11 and $0.30 per share, respectively) ..        (818,470)          (37,315)
 Net realized gains Class C Shares, ($4.11 and $0.30 per share, respectively) ..      (2,277,241)         (146,539)
Increase in net assets from Fund share transactions (Note 2) ...................      18,413,604         3,505,422
                                                                                    ------------       -----------
Increase in net assets .........................................................      13,463,691        13,308,888
Net assets, beginning of period ................................................      39,177,648        25,868,760
                                                                                    ------------       -----------
Net assets, end of period (including accumulated net investment loss
 of $281,723 for the period ended April 30, 2001) ..............................    $ 52,641,339       $39,177,648
                                                                                    ============       ===========


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             Heritage Series Trust
                      Statements of Changes in Net Assets
                                  (continued)
--------------------------------------------------------------------------------

                                                                               For the Six-Month
                                                                                 Period Ended         For the
                                                                                April 30, 2001       Year Ended
                                                                                  (unaudited)     October 31, 2000
                                                                              ------------------ -----------------
Small Cap Stock Fund
--------------------
Decrease in net assets:
Operations:
 Net investment loss ........................................................   $    (473,375)     $  (1,297,449)
 Net realized gain from investment transactions .............................      11,364,724         22,917,935
 Net unrealized appreciation (depreciation) of investments during the period      (10,048,092)        21,875,342
                                                                                -------------      -------------
 Net increase in net assets resulting from operations .......................         843,257         43,495,828
Distributions to shareholders from:
 Net realized gains Class A Shares, ($2.95 per share)........................     (10,637,933)                --
 Net realized gains Class B Shares, ($2.95 per share)........................      (1,102,174)                --
 Net realized gains Class C Shares, ($2.95 per share)........................      (5,296,167)                --
Increase (decrease) in net assets from Fund share transactions (Note 2) . ...      10,707,247        (69,954,120)
                                                                                -------------      -------------
Decrease in net assets ......................................................      (5,485,770)       (26,458,292)
Net assets, beginning of period .............................................     168,506,076        194,964,368
                                                                                -------------      -------------
Net assets, end of period (including accumulated net investment loss
 of $473,375 for the period ended April 30, 2001)............................   $ 163,020,306      $ 168,506,076
                                                                                =============      =============


                                                                       For the Six-Month         For the Period
                                                                         Period Ended          November 18, 1999
                                                                        April 30, 2001    (commencement of operations)
                                                                          (unaudited)         to October 31, 2000
                                                                      ------------------ -----------------------------
Technology Fund
---------------
Increase (decrease) in net assets:
Operations:
 Net investment loss ................................................   $    (679,254)           $ (1,869,207)
 Net realized loss from investment transactions .....................     (51,586,586)             (3,051,342)
 Net unrealized appreciation (depreciation) of investments during the
  period ............................................................      (2,216,026)             11,723,489
                                                                        -------------            ------------
 Net increase (decrease) in net assets resulting from operations ....     (54,481,866)              6,802,940
Distributions to shareholders from:
 Net realized gains Class A Shares, ($0.96 per share)................      (3,529,304)                     --
 Net realized gains Class B Shares, ($0.96 per share)................      (1,341,566)                     --
 Net realized gains Class C Shares, ($0.96 per share)................      (2,274,025)                     --
Increase in net assets from Fund share transactions (Note 2) . ......       5,764,727             122,013,079
                                                                        -------------            ------------
Increase (decrease) in net assets ...................................     (55,862,034)            128,816,019
Net assets, beginning of period .....................................     128,816,019                      --
                                                                        -------------            ------------
Net assets, end of period (including accumulated net investment loss
 of $679,254 for the period ended April 30, 2001)....................   $  72,953,985            $128,816,019
                                                                        =============            ============


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             Heritage Series Trust
                      Statements of Changes in Net Assets
                                  (continued)
--------------------------------------------------------------------------------

                                                                                        For the Six-Month
                                                                                          Period Ended         For the
                                                                                         April 30, 2001       Year Ended
                                                                                           (unaudited)     October 31, 2000
                                                                                       ------------------ -----------------
Value Equity Fund
-----------------
Increase (decrease) in net assets:
Operations:
 Net investment income ...............................................................    $    94,560       $    202,532
 Net realized gain from investment transactions ......................................      1,059,555          1,099,301
 Net unrealized appreciation of investments during the period ........................        785,638          2,162,807
                                                                                          -----------       ------------
 Net increase in net assets resulting from operations ................................      1,939,753          3,464,640
Distributions to shareholders from:
 Net investment income Class A Shares, ($0.30 and $0.11 per share, respectively) .....       (182,887)           (83,002)
 Net investment income Class B Shares, ($0.16 per share) .............................         (7,769)                --
 Net investment income Class C Shares, ($0.16 per share) .............................        (92,328)                --
 Net realized gains Class A Shares, ($0.97 and $0.42 per share, respectively) ........       (594,015)          (329,738)
 Net realized gains Class B Shares, ($0.97 and $0.42 per share, respectively) ........        (47,926)           (22,188)
 Net realized gains Class C Shares, ($0.97 and $0.42 per share, respectively) ........       (569,562)          (270,040)
Increase (decrease) in net assets from Fund share transactions (Note 2) ..............      6,206,491         (4,819,930)
                                                                                          -----------       ------------
Increase (decrease) in net assets ....................................................      6,651,757         (2,060,258)
Net assets, beginning of period ......................................................     25,501,881         27,562,139
                                                                                          -----------       ------------
Net assets, end of period (including accumulated net investment loss
 of $14,124 and net investment income of $174,300, respectively) .....................    $32,153,638       $ 25,501,881
                                                                                          ===========       ============


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                Heritage Series Trust - Aggressive Growth Fund
                             Financial Highlights
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.




                                                                            Class A Shares*
                                                   -----------------------------------------------------------------
                                                         For the
                                                        Six-Month
                                                          Period
                                                          Ended                     For the Years Ended
                                                        April 30,                       October 31,
                                                           2001        ---------------------------------------------
                                                       (unaudited)      2000                1999             1998(+)
                                                   -------------------  ----                ----             ------
Net asset value, beginning of period .............    $     27.46      $ 20.80             $  15.35    $      14.29
                                                      -----------      --------            --------    ------------
Income from Investment Operations:
 Net investment loss .............................          (0.03)      (0.24)(a)             (0.15)             --
 Net realized and unrealized gain (loss) on
  investments ....................................          (3.29)       9.10                  5.60            1.06
                                                      -----------      --------            --------    ------------
 Total from Investment Operations ................          (3.32)       8.86                  5.45            1.06
                                                      -----------      --------            --------    ------------
Less Distributions:
 Distributions from net realized gains ...........          (3.53)      (2.20)                   --              --
                                                      -----------      --------            --------    ------------
Net asset value, end of period ...................    $     20.61     $ 27.46              $  20.80    $      15.35
                                                      ===========      ========            ========    ============
Total Return (%) (b) .............................         (12.49)(c)   44.87                 35.50            7.42 (c)
Ratios and Supplemental Data
 Expenses to average daily net assets
  With expenses waived/recovered (%) .............           1.43 (d)    1.57 (a)              1.65            1.65 (d)
  Without expenses waived/recovered (%) ..........             --        1.48                  1.79            3.64 (d)
 Net investment income (loss) to average daily
  net assets (%) .................................           (.32)(d)    (.88)                 (.78)            .08 (d)
 Portfolio turnover rate (%) .....................            134 (c)     252                   195              34 (c)
 Net assets, end of period ($ millions) ..........             44          50                    27              11



                                                                           Class B Shares*
                                                   -----------------------------------------------------------------
                                                         For the
                                                        Six-Month
                                                          Period
                                                          Ended                     For the Years Ended
                                                        April 30,                       October 31,
                                                           2001        ---------------------------------------------
                                                       (unaudited)      2000                1999             1998(+)
                                                   -------------------  ----                ----             ------
Net asset value, beginning of period .............    $     26.98      $ 20.61             $  15.33      $    14.29
                                                      -----------      --------            --------      ----------
Income from Investment Operations:
 Net investment loss .............................          (0.11)       (0.43)(a)            (0.29)          (0.03)
 Net realized and unrealized gain (loss) on
  investments ....................................          (3.22)        9.00                 5.57            1.07
                                                      -----------      --------            --------      ----------
 Total from Investment Operations ................          (3.33)        8.57                 5.28            1.04
                                                      -----------      --------            --------      ----------
Less Distributions:
 Distributions from net realized gains ...........          (3.53)       (2.20)                  --              --
                                                      -----------      --------            --------      ----------
Net asset value, end of period ...................    $     20.12      $ 26.98             $  20.61      $    15.33
                                                      ===========      ========            ========      ==========
Total Return (%) (b) .............................         (12.78)(c)    43.80                34.44            7.28 (c)
Ratios and Supplemental Data
 Expenses to average daily net assets
  With expenses waived/recovered (%) .............           2.18 (d)     2.32 (a)             2.40            2.40 (d)
  Without expenses waived/recovered (%) ..........             --         2.23                 2.54            4.39 (d)
 Net investment income (loss) to average daily
  net assets (%) .................................          (1.08)(d)    (1.64)               (1.53)           (.77)(d)
 Portfolio turnover rate (%) .....................            134 (c)      252                  195              34 (c)
 Net assets, end of period ($ millions) ..........             17           19                   10               4



                                                                           Class C Shares*
                                                   -----------------------------------------------------------------
                                                         For the
                                                        Six-Month
                                                          Period
                                                          Ended                     For the Years Ended
                                                        April 30,                       October 31,
                                                           2001        ---------------------------------------------
                                                       (unaudited)      2000                1999            1998(+)
                                                   -------------------  ----                ----            -------
Net asset value, beginning of period .............    $     26.98      $ 20.61             $  15.33      $    14.29
                                                      -----------      --------            --------      ----------
Income from Investment Operations:
 Net investment loss .............................          (0.11)       (0.43)(a)            (0.29)          (0.03)
 Net realized and unrealized gain (loss) on
  investments ....................................          (3.22)        9.00                 5.57            1.07
                                                      -----------      --------            --------      ----------
 Total from Investment Operations ................          (3.33)        8.57                 5.28            1.04
                                                      -----------      --------            --------      ----------
Less Distributions:
 Distributions from net realized gains ...........          (3.53)       (2.20)                  --              --
                                                      -----------      --------            --------      ----------
Net asset value, end of period ...................    $     20.12      $ 26.98             $  20.61      $    15.33
                                                      ===========      ========            ========      ==========
Total Return (%) (b) .............................         (12.78)(c)    43.80                34.44            7.28 (c)
Ratios and Supplemental Data
 Expenses to average daily net assets
  With expenses waived/recovered (%) .............           2.18 (d)     2.32 (a)             2.40            2.40 (d)
  Without expenses waived/recovered (%) ..........             --         2.22                 2.54            4.39 (d)
 Net investment income (loss) to average daily
  net assets (%) .................................          (1.08)(d)    (1.62)               (1.53)           (.71)(d)
 Portfolio turnover rate (%) .....................            134 (c)      252                  195              34 (c)
 Net assets, end of period ($ millions) ..........             36          38                    16               3

-------
* Per share amounts have been calculated using the monthly average share method.

+ For the period August 20, 1998 (commencement of operations) to October 31,
1998.

(a) The year ended October 31, 2000 includes payment of previously waived management fees to the Manager for Class A, B and C Shares.

(b) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(c) Not annualized.

(d) Annualized.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
          Heritage Series Trust - Eagle International Equity Portfolio
                             Financial Highlights
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.



                                                                           Class A Shares*
                                                            -------------------------------------------
                                                                   For the
                                                                  Six-Month
                                                                    Period
                                                                    Ended          For the Years Ended
                                                                  April 30,            October 31,
                                                                     2001        -----------------------
                                                                 (unaudited)          2000        1999
                                                             -------------------      ----        ----
Net asset value, beginning of period .......................    $     27.41       $  31.56    $  25.43
                                                                -----------       --------    --------
Income from Investment Operations:
 Net investment income (loss) ..............................          (0.10)         (0.22)      (0.09)
 Net realized and unrealized gain (loss) on investments.....          (3.42)          0.51        6.34
                                                                -----------       --------    --------
 Total from Investment Operations ..........................          (3.52)          0.29        6.25
                                                                -----------       --------    --------
Less Distributions:
 Dividends from net investment income ......................             --             --          --
 Distributions from net realized gains .....................          (2.31)         (4.44)      (0.12)
                                                                -----------       --------    --------
 Total Distributions .......................................          (2.31)         (4.44)      (0.12)
                                                                -----------       --------    --------
Net asset value, end of period .............................    $     21.58       $  27.41    $  31.56
                                                                ===========       ========    ========
Total Return (%) (a) .......................................         (13.56)(b)     (1.31)       24.68
Ratios and Supplemental Data
 Expenses to average daily net assets
  With expenses waived (%) .................................           1.90 (d)      1.97         1.97
  Without expenses waived (%) ..............................           2.10 (d)        --         2.02
 Net investment income (loss) to average daily
  net assets (%) ...........................................           (.88)(d)      (.71)        (.32)
 Portfolio turnover rate (%) ...............................             93 (b)        67           78
 Net assets, end of period ($ millions).....................              8            10            8



                                                                           Class A Shares*                      Class B
                                                             -------------------------------------------- -------------------
                                                                                                                For the
                                                                                                               Six-Month
                                                                                                                Period
                                                                         For the Years Ended                     Ended
                                                                             October 31,                        April 30,
                                                             --------------------------------------------         2001
                                                                      1998           1997         1996(+)     (unaudited)
                                                             -------------------------------------------- -------------------
Net asset value, beginning of period .......................  $      23.97   $      22.25   $      21.11     $     26.49
                                                              ------------   ------------   ------------     -----------
Income from Investment Operations:
 Net investment income (loss) ..............................         (0.01)          0.05           0.10           (0.19)
 Net realized and unrealized gain (loss) on investments.....          2.14           2.28           1.04           (3.27)
                                                              ------------   ------------   ------------     -----------
 Total from Investment Operations ..........................          2.13           2.33           1.14           (3.46)
                                                              ------------   ------------   ------------     -----------
Less Distributions:
 Dividends from net investment income ......................         (0.05)         (0.44)            --              --
 Distributions from net realized gains .....................         (0.62)         (0.17)            --           (2.31)
                                                              ------------   ------------   ------------     -----------
 Total Distributions .......................................         (0.67)         (0.61)            --           (2.31)
                                                              ------------   ------------   ------------     -----------
Net asset value, end of period .............................  $      25.43   $      23.97   $      22.25     $     20.72
                                                              ============   ============   ============     ===========
Total Return (%) (a) .......................................          9.04 (c)      10.71 (c)       5.40 (b)      (13.86)(b)
Ratios and Supplemental Data
 Expenses to average daily net assets
  With expenses waived (%) .................................          1.97           1.97           1.97 (d)        2.65 (d)
  Without expenses waived (%) ..............................          2.08           2.23           2.69 (d)        2.85 (d)
 Net investment income (loss) to average daily
  net assets (%) ...........................................          (.02)           .22            .44 (d)       (1.65)(d)
 Portfolio turnover rate (%) ...............................            71             50             59 (b)          93 (b)
 Net assets, end of period ($ millions).....................             7              6              3               1



                                                                          Class B Shares*
                                                             -----------------------------------------
                                                                        For the Years Ended
                                                                            October 31,
                                                             -----------------------------------------
                                                                 2000        1999          1998(++)
                                                                 ----        ----         --------
Net asset value, beginning of period .......................  $  30.83    $  25.03      $    23.95
                                                              --------    --------      ----------
Income from Investment Operations:
 Net investment income (loss) ..............................     (0.43)      (0.30)          (0.16)
 Net realized and unrealized gain (loss) on investments.....      0.53        6.22            1.24
                                                              --------    --------      ----------
 Total from Investment Operations ..........................      0.10        5.92            1.08
                                                              --------    --------      ----------
Less Distributions:
 Dividends from net investment income ......................        --          --              --
 Distributions from net realized gains .....................     (4.44)      (0.12)             --
                                                              --------    --------      ----------
 Total Distributions .......................................     (4.44)      (0.12)             --
                                                              --------    --------      ----------
Net asset value, end of period .............................  $  26.49    $  30.83      $    25.03
                                                              ========    ========      ==========
Total Return (%) (a) .......................................     (2.00)      23.70            4.51 (b)
Ratios and Supplemental Data
 Expenses to average daily net assets
  With expenses waived (%) .................................      2.72        2.72            2.72 (d)
  Without expenses waived (%) ..............................        --        2.77            2.83 (d)
 Net investment income (loss) to average daily
  net assets (%) ...........................................     (1.46)      (1.04)           0.71 (d)
 Portfolio turnover rate (%) ...............................        67          78              71 (b)
 Net assets, end of period ($ millions).....................         1         0.5             0.2

-------
* Per share amounts have been calculated using the monthly average share method.

+ For the period December 27, 1995 (commencement of Class A Shares) to October 31, 1996.

++ For the period January 2, 1998 (commencement of Class B Shares) to October 31, 1998.

(a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(b) Not annualized.

(c) These returns are calculated based on the published net asset value at October 31, 1997.

(d) Annualized.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
          Heritage Series Trust - Eagle International Equity Portfolio
                             Financial Highlights
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.



                                                                               Class C Shares*
                                                          ----------------------------------------------------------
                                                                For the
                                                               Six-Month
                                                                 Period
                                                                 Ended                 For the Years Ended
                                                               April 30,                   October 31,
                                                                  2001        --------------------------------------
                                                              (unaudited)         2000        1999         1998
                                                          ------------------- ----------- ----------- --------------
Net asset value, beginning of period ....................    $     26.48       $  30.83    $  25.03    $      23.73
                                                             -----------       --------    --------    ------------
Income from Investment Operations:
 Net investment loss ....................................          (0.18)         (0.44)      (0.30)          (0.20)
 Net realized and unrealized gain (loss) on
  investments ...........................................          (3.27)          0.53        6.22            2.12
                                                             -----------       --------    --------    ------------
 Total from Investment Operations .......................          (3.45)          0.09        5.92            1.92
                                                             -----------       --------    --------    ------------
Less Distributions:
 Dividends from net investment income ...................             --             --          --              --
 Distributions from net realized gains ..................          (2.31)         (4.44)      (0.12)          (0.62)
                                                             -----------       --------    --------    ------------
 Total Distributions ....................................          (2.31)         (4.44)      (0.12)          (0.62)
                                                             -----------       --------    --------    ------------
Net asset value, end of period ..........................    $     20.72       $  26.48    $  30.83    $      25.03
                                                             ===========       ========    ========    ============
Total Return (%) (a) ....................................         (13.86)(b)      (2.04)      23.70            8.24 (c)
Ratios and Supplemental Data
 Expenses to average daily net assets
  With expenses waived (%) ..............................           2.65 (d)       2.72        2.72            2.72
  Without expenses waived (%) ...........................           2.85 (d)         --        2.77            2.83
 Net investment loss to average daily net assets (%) ....          (1.62)(d)      (1.45)      (1.06)           (.79)
 Portfolio turnover rate (%) ............................             93 (b)         67          78              78
 Net assets, end of period ($ millions)..................              7              8           7               6



                                                                   Class C Shares*
                                                          ---------------------------------
                                                                 For the Years Ended
                                                                     October 31,
                                                          ---------------------------------
                                                               1997             1996(+)
                                                          -------------- ------------------
Net asset value, beginning of period ....................  $      22.12     $    21.11
                                                           ------------     ----------
Income from Investment Operations:
 Net investment loss ....................................         (0.13)         (0.07)
 Net realized and unrealized gain (loss) on
  investments ...........................................          2.25           1.08
                                                           ------------     ----------
 Total from Investment Operations .......................          2.12           1.01
                                                           ------------     ----------
Less Distributions:
 Dividends from net investment income ...................         (0.34)            --
 Distributions from net realized gains ..................         (0.17)            --
                                                           ------------     ----------
 Total Distributions ....................................         (0.51)            --
                                                           ------------     ----------
Net asset value, end of period ..........................  $      23.73     $    22.12
                                                           ============     ==========
Total Return (%) (a) ....................................          9.79 (c)       4.78 (b)
Ratios and Supplemental Data
 Expenses to average daily net assets
  With expenses waived (%) ..............................          2.72           2.72 (d)
  Without expenses waived (%) ...........................          0.03           0.03 (d)
 Net investment loss to average daily net assets (%) ....          (.52)          (.32)(d)
 Portfolio turnover rate (%) ............................            71             59 (b)
 Net assets, end of period ($ millions)..................             4              1



                                                                                Eagle Shares*
                                                          ----------------------------------------------------------
                                                                For the
                                                               Six-Month
                                                                 Period
                                                                 Ended                 For the Years Ended
                                                               April 30,                   October 31,
                                                                  2001        --------------------------------------
                                                              (unaudited)         2000        1999         1998
                                                          ------------------- ----------- ----------- --------------
Net asset value, beginning of period ....................    $     26.72       $  31.04    $  25.17    $      23.83
                                                             -----------       --------    --------    ------------
Income from Investment Operations:
 Net investment loss ....................................          (0.18)         (0.41)      (0.27)          (0.17)
 Net realized and unrealized gain (loss) on
  investments ...........................................          (3.29)          0.53        6.26            2.13
                                                             -----------       --------    --------    ------------
 Total from Investment Operations .......................          (3.47)          0.12        5.99            1.96
                                                             -----------       --------    --------    ------------
Less Distributions:
 Dividends from net investment income ...................             --             --          --              --
 Distributions from net realized gains ..................          (2.31)         (4.44)      (0.12)          (0.62)
                                                             -----------       --------    --------    ------------
 Total Distributions ....................................          (2.31)         (4.44)      (0.12)          (0.62)
                                                             -----------       --------    --------    ------------
Net asset value, end of period ..........................    $     20.94       $  26.72    $  31.04    $      25.17
                                                             ===========       ========    ========    ============
Total Return (%) (a) ....................................         (13.77)(b)      (1.91)      23.85            8.38 (c)
Ratios and Supplemental Data
 Expenses to average daily net assets
  With expenses waived (%) ..............................           2.53 (d)       2.60        2.60            2.60
  Without expenses waived (%) ...........................           2.73 (d)         --        2.65            2.71
 Net investment loss to average daily net assets (%) ....          (1.57)(d)      (1.35)       (.95)           (.67)
 Portfolio turnover rate (%) ............................             93 (b)         67          78              71
 Net assets, end of period ($ millions)..................             20             27          32              33



                                                                Eagle Shares*
                                                          --------------------------
                                                             For the Years Ended
                                                                 October 31,
                                                          --------------------------
                                                               1997          1996
                                                          -------------- -----------
Net asset value, beginning of period ....................  $      22.14   $  20.79
                                                           ------------   --------
Income from Investment Operations:
 Net investment loss ....................................         (0.11)     (0.01)
 Net realized and unrealized gain (loss) on
  investments ...........................................          2.28       1.84
                                                           ------------   --------
 Total from Investment Operations .......................          2.17       1.83
                                                           ------------   --------
Less Distributions:
 Dividends from net investment income ...................         (0.31)     (0.01)
 Distributions from net realized gains ..................         (0.17)     (0.47)
                                                           ------------   --------
 Total Distributions ....................................         (0.48)     (0.48)
                                                           ------------   --------
Net asset value, end of period ..........................  $      23.83   $  22.14
                                                           ============   ========
Total Return (%) (a) ....................................          9.98 (c)   8.93
Ratios and Supplemental Data
 Expenses to average daily net assets
  With expenses waived (%) ..............................          2.60       2.60
  Without expenses waived (%) ...........................          2.86       3.31
 Net investment loss to average daily net assets (%) ....          (.47)      (.02)
 Portfolio turnover rate (%) ............................            50         59
 Net assets, end of period ($ millions)..................            32         22

-------
* Per share amounts have been calculated using the monthly average share method.

+ For the period December 27, 1995 (commencement of Class C Shares) to October 31, 1996.

(a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(b) Not annualized.

(c) These returns are calculated based on the published net asset value at October 31, 1997.

(d) Annualized.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                  Heritage Series Trust - Growth Equity Fund
                             Financial Highlights
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.




                                                                  Class A Shares*
                                     --------------------------------------------------------------------------
                                           For the
                                          Six-Month
                                            Period
                                            Ended                         For the Years Ended
                                          April 30,                           October 31,
                                             2001        ------------------------------------------------------
                                         (unaudited)        2000        1999        1998            1997
                                     -------------------    ----        ----        ----            ----
Net asset value, beginning
 of period .........................    $     50.91       $  43.44    $  28.82    $  23.77      $    17.74
                                        -----------       --------    --------    --------      ----------
Income from Investment
 Operations:
 Net investment loss ...............          (0.09)         (0.39)      (0.20)      (0.11)          (0.07)(a)
 Net realized and unrealized
  gain (loss) on investments........          (9.44)         13.33       14.82        5.48            6.10
                                        -----------       --------    --------    --------      ----------
 Total from Investment
  Operations .......................          (9.53)         12.94       14.62        5.37            6.03
                                        -----------       --------    --------    --------      ----------
Less Distributions:
 Distributions from net
  realized gains ...................          (8.61)         (5.47)         --       (0.32)             --
                                        -----------       --------    --------    --------      ----------
Net asset value, end of period .....    $     32.77       $  50.91    $  43.44    $  28.82      $    23.77
                                        ===========       ========    ========    ========      ==========
Total Return (%) (b) ...............         (20.86)(c)      31.04       50.73       22.84           33.99
Ratios and Supplemental Data
 Expenses to average daily net
  assets
  With expenses
  waived/recovered (%) .............           1.20 (d)       1.19        1.24        1.38            1.61 (a)
  Without expenses
  waived/recovered (%) .............             --             --          --          --            1.54
 Net investment loss to
  average daily net
  assets (%) .......................           (.49)(d)       (.73)       (.56)       (.40)           (.35)
 Portfolio turnover rate (%) .......            116 (c)        392         160          54              50
 Net assets, end of period
  ($ millions)......................            108            135          67          40              24



                                                                              Class B Shares*
                                                        -------------------------------------------------------------
                                                            For the
                                      Class A Shares*       Six-Month
                                     ------------------     Period
                                     For the Years Ended    Ended
                                        October 31,         April 30,           For the Years Ended October 31,
                                     -------------------     2001            -------------------------------------
                                          1996(+)          (unaudited)         2000        1999          1998(++)
                                         -------           -----------         ----        ----          --------
Net asset value, beginning
 of period .........................    $    14.29         $     48.87       $  42.17    $  28.18      $    24.33
                                        ----------         -----------       --------    --------      ----------
Income from Investment
 Operations:
 Net investment loss ...............         (0.03)              (0.21)         (0.77)      (0.47)          (0.23)
 Net realized and unrealized
  gain (loss) on investments........          3.48               (9.02)         12.94       14.46            4.08
                                        ----------         -----------       --------    --------      ----------
 Total from Investment
  Operations .......................          3.45               (9.23)         12.17       13.99            3.85
                                        ----------         -----------       --------    --------      ----------
Less Distributions:
 Distributions from net
  realized gains ...................            --               (8.61)         (5.47)         --              --
                                        ----------         -----------       --------    --------      ----------
Net asset value, end of period .....    $    17.74         $     31.03       $  48.87    $  42.17      $    28.18
                                        ==========         ===========       ========    ========      ==========
Total Return (%) (b) ...............         24.14 (c)          (21.16)(c)      30.05       49.65           15.82 (c)
Ratios and Supplemental Data
 Expenses to average daily net
  assets
  With expenses
  waived/recovered (%) .............          1.65 (d)            1.95 (d)       1.94        1.98            2.11 (d)
  Without expenses
  waived/recovered (%) .............          2.39 (d)              --             --          --              --
 Net investment loss to
  average daily net
  assets (%) .......................          (.19)(d)           (1.24)(d)      (1.48)      (1.30)          (1.10)(d)
 Portfolio turnover rate (%) .......            23 (c)             116 (c)        392         160              54 (c)
 Net assets, end of period
  ($ millions)......................            12                  39             45          16               5



                                                                   Class C Shares*
                                     ----------------------------------------------------------------------------
                                            For the
                                           Six-Month
                                             Period
                                             Ended                          For the Years Ended
                                           April 30,                            October 31,
                                              2001         ------------------------------------------------------
                                          (unaudited)         2000        1999        1998            1997
                                     ---------------------    ----        ----        ----            ----
Net asset value, beginning
 of period .........................     $     48.86        $  42.15    $  28.18    $  23.42      $    17.61
                                         -----------        --------    --------    --------      ----------
Income from Investment
 Operations:
 Net investment loss ...............           (0.21)          (0.76)      (0.47)      (0.31)          (0.24)(a)
 Net realized and unrealized
  gain (loss) on investments........           (9.02)          12.94       14.44        5.39            6.05
                                         -----------        --------    --------    --------      ----------
 Total from Investment
  Operations .......................           (9.23)          12.18       13.97        5.08            5.81
                                         -----------        --------    --------    --------      ----------
Less Distributions:
 Distributions from net
  realized gains ...................           (8.61)          (5.47)         --       (0.32)             --
                                         -----------        --------    --------    --------      ----------
Net asset value, end of period .....     $     31.02        $  48.86    $  42.15    $  28.18      $    23.42
                                         ===========        ========    ========    ========      ==========
Total Return (%) (b) ...............          (21.17)(c)       30.09       49.57       21.93           32.99
Ratios and Supplemental Data
 Expenses to average daily net
  assets
  With expenses
  waived/recovered (%) .............            1.95 (d)        1.94        1.99        2.13            2.36 (a)
  Without expenses
  waived/recovered (%) .............              --              --          --          --            2.29
 Net investment loss to
  average daily net
  assets (%) .......................           (1.24)(d)       (1.48)      (1.31)      (1.15)          (1.14)
 Portfolio turnover rate (%) .......             116 (c)         392         160          54              50
 Net assets, end of period
  ($ millions)......................             115             141          75          39              18



                                      Class C Shares*
                                     ------------------
                                     For the Years Ended
                                        October 31,
                                     ------------------
                                              1996+
                                              ----
Net asset value, beginning
 of period .........................    $    14.29
                                        ----------
Income from Investment
 Operations:
 Net investment loss ...............         (0.15)
 Net realized and unrealized
  gain (loss) on investments........          3.47
                                        ----------
 Total from Investment
  Operations .......................          3.32
                                        ----------
Less Distributions:
 Distributions from net
  realized gains ...................            --
                                        ----------
Net asset value, end of period .....    $    17.61
                                        ==========
Total Return (%) (b) ...............         23.23 (c)
Ratios and Supplemental Data
 Expenses to average daily net
  assets
  With expenses
  waived/recovered (%) .............          2.40 (d)
  Without expenses
  waived/recovered (%) .............          3.14 (d)
 Net investment loss to
  average daily net
  assets (%) .......................          (.96)(d)
 Portfolio turnover rate (%) .......            23 (c)
 Net assets, end of period
  ($ millions)......................             5

-------
* Per share amounts have been calculated using the monthly average share method.

+ For the period November 16, 1995 (commencement of operations) to October 31, 1996.

++ For the period January 2, 1998 (commencement of Class B Shares) to October 31, 1998.

(a) The year ended October 31, 1997 includes payment of previously waived management fees to the Manager for Class A and C Shares.

(b) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(c) Not annualized.

(d) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   Heritage Series Trust - Mid Cap Stock Fund
                             Financial Highlights
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.



                                                                     Class A Shares*
                                              --------------------------------------------------------------
                                                    For the
                                                   Six-Month
                                                 Period Ended                   October 31,
                                                April 30, 2001   ------------------------------------------
                                                  (unaudited)       2000        1999    1998(+)
                                              ------------------    -----       ----    -------
Net asset value, beginning
 of period .................................. $ 23.19             $  16.56    $  14.28   $ 14.29
                                              -------             --------    --------   -------
Income from Investment Operations:
 Net investment loss ........................   (0.10)               (0.24)      (0.18)    (0.15)
 Net realized and unrealized gain (loss) on
  investments ...............................    0.81                 7.17        2.46      0.14
                                              -------             --------    --------   -------
 Total from Investment Operations ...........    0.71                 6.93        2.28     (0.01)
                                              -------             --------    --------   -------
Less Distributions:
 Distributions from net realized gains ......   (4.11)               (0.30)         --        --
                                              -------             --------    --------   -------
Net asset value, end of period .............. $ 19.79             $  23.19    $  16.56   $ 14.28
                                              =======             ========    ========   =======
Total Return (%) (a) ........................    4.49 (b)            42.30       15.97     (0.07)(b)
Ratios and Supplemental Data
 Expenses to average daily net assets
  With expenses waived/recovered (%) ........    1.55 (c)             1.55        1.60      1.60 (c)
  Without expenses waived/recovered (%) .....    1.59 (c)             1.63        1.70      1.86 (c)
 Net investment loss to average daily net
  assets (%) ................................   (1.00)(c)            (1.13)      (1.19)     (.99)(c)
 Portfolio turnover rate (%) ................     124 (b)              265         192       129 (b)
 Net assets, end of period ($ millions)......      30                   23          15        16



                                                                     Class B Shares*                         Class C Shares*
                                              ------------------------------------------------------------- ------------------
                                                    For the                                                   For the
                                                   Six-Month                                                  Six-Month
                                                 Period Ended                                                 Period Ended
                                                April 30, 2001           For the Years Ended                  April 30, 2001
                                                  (unaudited)                October 31,                       (unaudited)
                                              ------------------ -----------------------------------------  -------------------
                                                                 2000           1999      1998(++)
                                                                 ----           ----      --------
Net asset value, beginning
 of period .................................. $ 22.66             $  16.32    $  14.17   $ 14.42            $ 22.67
                                              -------            ---------    --------   -------            -------
Income from Investment Operations:
 Net investment loss ........................   (0.16)               (0.39)      (0.30)    (0.23)             (0.16)
 Net realized and unrealized gain (loss) on
  investments ...............................    0.78                 7.03        2.45     (0.02)              0.78
                                              -------            ---------    --------   -------            -------
 Total from Investment Operations ...........    0.62                 6.64        2.15     (0.25)              0.62
                                              -------            ---------    --------   -------            -------
Less Distributions:
 Distributions from net realized gains ......   (4.11)               (0.30)         --        --              (4.11)
                                              -------            ---------    --------   -------            -------
Net asset value, end of period .............. $ 19.17             $  22.66    $  16.32   $ 14.17            $ 19.18
                                              =======            =========    ========   =======            =======
Total Return (%) (a) ........................    4.15 (b)            41.13       15.17     (1.73)(b)           4.14 (b)
Ratios and Supplemental Data
 Expenses to average daily net assets
  With expenses waived/recovered (%) ........    2.30 (c)             2.30        2.35      2.35 (c)           2.30 (c)
  Without expenses waived/recovered (%) .....    2.34 (c)             2.38        2.45      2.61 (c)           2.34 (c)
 Net investment loss to average daily net
  assets (%) ................................   (1.75)(c)            (1.87)      (1.94)    (1.85)(c)          (1.75)(c)
 Portfolio turnover rate (%) ................     124 (b)              265         192       129 (b)            124 (b)
 Net assets, end of period ($ millions)......       6                    4           2         2                 16



                                                           Class C Shares*
                                              ------------------------------------------
                                                         For the Years Ended
                                                             October 31,
                                              ------------------------------------------
                                                   2000        1999    1998(+)
                                                   ----        ----    -------
Net asset value, beginning
 of period ..................................  $  16.32    $  14.18   $ 14.29
                                               --------    --------   -------
Income from Investment Operations:
 Net investment loss ........................     (0.39)      (0.30)    (0.25)
 Net realized and unrealized gain (loss) on
  investments ...............................      7.04        2.44      0.14
                                               --------    --------   -------
 Total from Investment Operations ...........      6.65        2.14     (0.11)
                                               --------    --------   -------
Less Distributions:
 Distributions from net realized gains ......     (0.30)         --        --
                                               --------    --------   -------
Net asset value, end of period ..............  $  22.67    $  16.32   $ 14.18
                                               ========    ========   =======
Total Return (%) (a) ........................     41.19       15.09     (0.77)(b)
Ratios and Supplemental Data
 Expenses to average daily net assets
  With expenses waived/recovered (%) ........      2.30        2.35      2.35 (c)
  Without expenses waived/recovered (%) .....      2.38        2.45      2.61 (c)
 Net investment loss to average daily net
  assets (%) ................................     (1.88)      (1.95)    (1.75)(c)
 Portfolio turnover rate (%) ................       265         192       129 (b)
 Net assets, end of period ($ millions)......        12           9         9

-------
* Per share amounts have been calculated using the monthly average share method.

+ For the period November 6, 1997 (commencement of operations) to October 31, 1998.

++ For the period January 2, 1998 (commencement of Class B Shares) to October
   31, 1998.

(a)These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(b)Not annualized.

(c)Annualized.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                 Heritage Series Trust - Small Cap Stock Fund
                             Financial Highlights
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.




                                                              Class A Shares*
                               ------------------------------------------------------------------------------


                                     For the
                                    Six-Month
                                     Period
                                      Ended                           For the Years Ended
                                    April 30,                             October 31,
                                      2001        -----------------------------------------------------------
                                   (unaudited)       2000        1999         1998       1997        1996
                               ------------------    ----        ----         ----       ----        ----
Net asset value, beginning
 of period ...................    $    29.17       $  23.21    $  22.62    $   30.39   $  24.08    $  18.86
                                  ----------       --------    --------    ---------   --------    --------
Income from Investment
 Operations:
 Net investment loss (a) .....         (0.04)         (0.12)      (0.04)       (0.06)     (0.02)      (0.05)
 Net realized and
  unrealized gain (loss)
  on investments .............          0.11           6.08        0.63        (5.98)      8.21        6.12
                                  ----------       --------    --------    ---------   --------    --------
 Total from Investment
  Operations .................          0.07           5.96        0.59        (6.04)      8.19        6.07
                                  ----------       --------    --------    ---------   --------    --------
Less Distributions:
 Dividends from net
  investment income ..........            --             --          --           --         --       (0.01)
 Distributions from net
  realized gains .............         (2.95)            --          --        (1.73)     (1.88)      (0.84)
                                  ----------       --------    --------    ---------   --------    --------
 Total Distributions .........         (2.95)            --          --        (1.73)     (1.88)      (0.85)
                                  ----------       --------    --------    ---------   --------    --------
Net asset value, end of
 period ......................    $    26.29       $  29.17    $  23.21    $   22.62   $  30.39    $  24.08
                                  ==========       ========    ========    =========   ========    ========
Total Return (%) (a) .........          0.81 (b)      25.68        2.61       (20.96)     36.68       33.18
Ratios and Supplemental
 Data
 Expenses to average daily
  net assets (%) .............          1.30 (c)       1.30        1.26         1.22       1.25        1.41
 Net investment loss to
  average daily net
  assets (%) .................          (.32)(c)       (.44)       (.18)        (.22)      (.09)       (.21)
 Portfolio turnover
  rate (%) ...................            45 (b)         85          42           52         54          80
 Net assets, end of period
  ($ millions) ...............           103            107         125          174        222          96



                                                      Class B Shares*
                               --------------------------------------------------------------
                                     For the
                                    Six-Month
                                     Period
                                      Ended                   For the Years Ended
                                    April 30,                     October 31,
                                      2001        -------------------------------------------
                                   (unaudited)        2000        1999           1998(+)
                               ------------------     ----        ----           -------
Net asset value, beginning
 of period ...................    $    27.97       $  22.41    $  22.00      $     27.98
                                  ----------       --------    --------      -----------
Income from Investment
 Operations:
 Net investment loss (a) .....         (0.13)         (0.33)      (0.22)           (0.20)
 Net realized and
  unrealized gain (loss)
  on investments .............          0.09           5.89        0.63            (5.78)
                                  ----------       --------    --------      -----------
 Total from Investment
  Operations .................         (0.04)          5.56        0.41            (5.98)
                                  ----------       --------    --------      -----------
Less Distributions:
 Dividends from net
  investment income ..........            --             --          --               --
 Distributions from net
  realized gains .............         (2.95)            --          --               --
                                  ----------       --------    --------      -----------
 Total Distributions .........         (2.95)            --          --               --
                                  ----------       --------    --------      -----------
Net asset value, end of
 period ......................    $    24.98       $  27.97    $  22.41      $     22.00
                                  ==========       ========    ========      ===========
Total Return (%) (a) .........          0.42 (b)      24.81        1.86           (21.37)(b)
Ratios and Supplemental
 Data
 Expenses to average daily
  net assets (%) .............          2.05 (c)       2.05        2.01             1.98 (c)
 Net investment loss to
  average daily net
  assets (%) .................         (1.07)(c)      (1.19)       (.95)            (.93)(c)
 Portfolio turnover
  rate (%) ...................            45 (b)         85          42               52 (b)
 Net assets, end of period
  ($ millions) ...............            10             10           9                9



                                                              Class C Shares*
                               ------------------------------------------------------------------------------


                                     For the
                                    Six-Month
                                     Period
                                      Ended                           For the Years Ended
                                    April 30,                             October 31,
                                      2001        -----------------------------------------------------------
                                   (unaudited)       2000        1999         1998       1997        1996
                               ------------------    ----        ----         ----       ----        ----
Net asset value, beginning
 of period ...................    $    27.98       $  22.42    $  22.01    $   29.83   $  23.84    $  18.79
                                  ----------       --------    --------    ---------   --------    --------
Income from Investment
 Operations:
 Net investment loss (a) .....         (0.13)         (0.32)      (0.22)       (0.26)     (0.23)      (0.22)
 Net realized and
  unrealized gain (loss)
  on investments .............          0.09           5.88        0.63        (5.83)      8.10        6.11
                                  ----------       --------    --------    ---------   --------    --------
 Total from Investment
  Operations .................         (0.04)          5.56        0.41        (6.09)      7.87        5.89
                                  ----------       --------    --------    ---------   --------    --------
Less Distributions:
 Dividends from net
  investment income ..........            --             --          --           --         --          --
 Distributions from net
  realized gains .............         (2.95)            --          --        (1.73)     (1.88)      (0.84)
                                  ----------       --------    --------    ---------   --------    --------
 Total Distributions .........         (2.95)            --          --        (1.73)     (1.88)      (0.84)
                                  ----------       --------    --------    ---------   --------    --------
Net asset value, end of
 period ......................    $    24.99       $  27.98    $  22.42    $   22.01   $  29.83    $  23.84
                                  ==========       ========    ========    =========   ========    ========
Total Return (%) (a) .........          0.42 (b)      24.80        1.86       (21.55)     35.63       32.22
Ratios and Supplemental
 Data
 Expenses to average daily
  net assets (%) .............          2.05 (c)       2.05        2.01         1.97       2.00        2.13
 Net investment loss to
  average daily net
  assets (%) .................         (1.07)(c)      (1.18)       (.94)        (.96)      (.85)       (.94)
 Portfolio turnover
  rate (%) ...................            45 (b)         85          42           52         54          80
 Net assets, end of period
  ($ millions) ...............            49             51          61           84         90          25

-------
* Per share amounts have been calculated using the monthly average share method.

+ For the period January 2, 1998 (commencement of Class B Shares) to October 31, 1998.

(a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(b) Not annualized.

(c) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    Heritage Series Trust - Technology Fund
                             Financial Highlights
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.



                                                                     Class A Shares*
                                                              -----------------------------
                                                                  For the
                                                                 Six-Month       For the
                                                                Period Ended   Period Ended
                                                               April 30, 2001  October 31,
                                                                (unaudited)       2000(+)
                                                              --------------- -------------
                                                                  $ 17.43         $14.29
Net asset value, beginning of period ........................    ----------      --------
Income from Investment Operations:
 Net investment loss ........................................        (0.07)        (0.26)
 Net realized and unrealized gain (loss) on investments .....        (7.01)         3.40
                                                                    ------        ------
 Total from Investment Operations ...........................        (7.08)         3.14
                                                                    ------        ------
Less Distributions:
 Distributions from net realized gains ......................        (0.96)           --
                                                                    ------        ------
Net asset value, end of period . ............................    $    9.39       $ 17.43
                                                                 =========       =======
Total Return (%) (a) (b) ....................................       (41.79)        21.97
Ratios and Supplemental Data
 Expenses to average daily net assets
  With expenses waived/recovered (%) (c) ....................         1.65          1.62
  Without expenses waived/recovered (%) (c) .................         1.68            --
 Net investment loss to average daily net
  assets (%) (c) ............................................        (1.23)        (1.37)
 Portfolio turnover rate (%) (b) ............................          332           441
 Net assets, end of period ($ millions) .....................           36            65



                                                                     Class B Shares*               Class C Shares*
                                                              ----------------------------- -----------------------------
                                                                  For the                       For the
                                                                 Six-Month       For the       Six-Month       For the
                                                                Period Ended   Period Ended   Period Ended   Period Ended
                                                               April 30, 2001  October 31,   April 30, 2001  October 31,
                                                                (unaudited)       2000(+)     (unaudited)      2000(+)
                                                              --------------- ------------- --------------- -------------
                                                                  $ 17.31         $14.29         $17.30         $14.29
Net asset value, beginning of period ........................    ----------       ------        --------        ------
Income from Investment Operations:
 Net investment loss ........................................        (0.11)        (0.40)          (0.11)        (0.40)
 Net realized and unrealized gain (loss) on investments .....        (6.96)         3.42           (6.95)         3.41
                                                                    ------        ------          ------        ------
 Total from Investment Operations ...........................        (7.07)         3.02           (7.06)         3.01
                                                                    ------        ------          ------        ------
Less Distributions:
 Distributions from net realized gains ......................        (0.96)           --           (0.96)           --
                                                                    ------        ------          ------        ------
Net asset value, end of period . ............................    $    9.28       $ 17.31       $    9.28       $ 17.30
                                                                 =========       =======       =========       =======
Total Return (%) (a) (b) ....................................       (42.04)        21.13          (42.00)        21.06
Ratios and Supplemental Data
 Expenses to average daily net assets
  With expenses waived/recovered (%) (c) ....................         2.40          2.37            2.40          2.37
  Without expenses waived/recovered (%) (c) .................         2.43            --            2.43            --
 Net investment loss to average daily net
  assets (%) (c) ............................................        (1.98)        (2.12)          (1.98)        (2.12)
 Portfolio turnover rate (%) (b) ............................          332           441             332           441
 Net assets, end of period ($ millions) .....................           14            24              23            40

-------
* Per share amounts have been calculated using the monthly average share method.

+ For the period November 18, 1999 (commencement of operations) to October 31, 2000.

(a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(b) Not annualized.

(c) Annualized.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   Heritage Series Trust - Value Equity Fund
                              Financial Highlights
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.



                                                                           Class A Shares*
                                          --------------------------------------------------------------------------------
                                                For the
                                               Six-Month
                                                 Period
                                                 Ended                            For the Years Ended
                                               April 30,                              October 31,
                                                  2001       --------------------------------------------------------------
                                              (unaudited)       2000        1999        1998            1997       1996
                                           -----------------    ----        ----        ----            ----       ----
Net asset value, beginning of period .....    $    20.49      $  18.33    $  18.56    $  24.27    $      20.27   $  18.00
                                              ----------      --------    --------    --------    ------------   --------
Income from Investment Operations:
 Net investment income
  (loss) .................................          0.11          0.21        0.12        0.15            0.22 (a)   0.17
 Net realized and unrealized gain
  (loss) on investments ..................          1.31          2.48       (0.07)      (0.76)           5.23       2.76
                                              ----------      --------    --------    --------    ------------   --------
 Total from Investment Operations.........          1.42          2.69        0.05       (0.61)           5.45       2.93
                                              ----------      --------    --------    --------    ------------   --------
Less Distributions:
 Dividends from net investment
  income .................................         (0.30)        (0.11)      (0.16)      (0.20)          (0.15)     (0.11)
 Distributions from net realized
  gains ..................................         (0.97)        (0.42)      (0.12)      (4.90)          (1.30)     (0.55)
                                              ----------      --------    --------    --------    ------------   --------
 Total Distributions .....................         (1.27)        (0.53)      (0.28)      (5.10)          (1.45)     (0.66)
                                              ----------      --------    --------    --------    ------------   --------
Net asset value, end of period ...........    $    20.64      $  20.49    $  18.33    $  18.56    $      24.27   $  20.27
                                              ==========      ========    ========    ========    ============   ========
Total Return (%) (b) .....................          7.43 (c)     15.13        0.24       (3.52)          28.69      16.59
Ratios and Supplemental Data
 Expenses to average daily
  net assets
  With expenses
  waived/recovered (%) ...................          1.45 (d)      1.45        1.45        1.45            1.61 (a)   1.65
  Without expenses
  waived/recovered (%) ...................          1.69 (d)      1.72        1.70        1.58            1.53       1.99
 Net investment income (loss) to
  average daily net assets (%) ...........          1.08 (d)      1.14        0.63        0.74            0.96       0.89
 Portfolio turnover rate (%) .............            52 (c)        95         137         132             155        129
 Net assets, end of period
  ($ millions)............................            15            13          15          18              19         15



                                                                Class B Shares*
                                           ---------------------------------------------------------


                                               For the
                                              Six-Month
                                               Period
                                                Ended                For the Years Ended
                                              April 30,                  October 31,
                                                2001      ------------------------------------------
                                             (unaudited)     2000        1999          1998(+)
                                           --------------    ----        ----          -------
Net asset value, beginning of period .....  $      20.16   $  18.06    $  18.29      $    19.60
                                            ------------   --------    --------      ----------
Income from Investment Operations:
 Net investment income
  (loss) .................................          0.02       0.07       (0.02)           0.02
 Net realized and unrealized gain
  (loss) on investments ..................          1.31       2.45       (0.08)          (1.33)
                                            ------------   --------    --------      ----------
 Total from Investment Operations.........          1.33       2.52       (0.10)          (1.31)
                                            ------------   --------    --------      ----------
Less Distributions:
 Dividends from net investment
  income .................................         (0.16)        --       (0.01)             --
 Distributions from net realized
  gains ..................................         (0.97)     (0.42)      (0.12)             --
                                            ------------   --------    --------      ----------
 Total Distributions .....................         (1.13)     (0.42)      (0.13)             --
                                            ------------   --------    --------      ----------
Net asset value, end of period ...........  $      20.36   $  20.16    $  18.06      $    18.29
                                            ============   ========    ========      ==========
Total Return (%) (b) .....................          7.03 (c)  14.28       (0.56)          (6.68)(c)
Ratios and Supplemental Data
 Expenses to average daily
  net assets
  With expenses
  waived/recovered (%) ...................          2.20 (d)   2.20        2.20            2.20 (d)
  Without expenses
  waived/recovered (%) ...................          2.44 (d)   2.47        2.45            2.33 (d)
 Net investment income (loss) to
  average daily net assets (%) ...........          0.23 (d)   0.40       (0.13)           0.15 (d)
 Portfolio turnover rate (%) .............            52 (c)     95         137             132 (c)
 Net assets, end of period
  ($ millions)............................             2          1           1               1



                                                                          Class C Shares*
                                           -----------------------------------------------------------------------------
                                               For the
                                              Six-Month
                                               Period
                                                Ended                          For the Years Ended
                                              April 30,                            October 31,
                                                2001      --------------------------------------------------------------
                                             (unaudited)     2000        1999        1998            1997       1996
                                           --------------    ----        ----        ----            ----       ----
Net asset value, beginning of period .....  $      20.16   $  18.06    $  18.28    $  23.98    $      20.06   $  17.92
                                            ------------   --------    --------    --------    ------------   --------
Income from Investment Operations:
 Net investment income
  (loss) .................................          0.03       0.07       (0.02)         --            0.05 (a)   0.02
 Net realized and unrealized gain
  (loss) on investments ..................          1.30       2.45       (0.07)      (0.75)           5.20       2.74
                                            ------------   --------    --------    --------    ------------   --------
 Total from Investment Operations.........          1.33       2.52       (0.09)      (0.75)           5.25       2.76
                                            ------------   --------    --------    --------    ------------   --------
Less Distributions:
 Dividends from net investment
  income .................................         (0.16)        --       (0.01)      (0.05)          (0.03)     (0.07)
 Distributions from net realized
  gains ..................................         (0.97)     (0.42)      (0.12)      (4.90)          (1.30)     (0.55)
                                            ------------   --------    --------    --------    ------------   --------
 Total Distributions .....................         (1.13)     (0.42)      (0.13)      (4.95)          (1.33)     (0.62)
                                            ------------   --------    --------    --------    ------------   --------
Net asset value, end of period ...........  $      20.36   $  20.16    $  18.06    $  18.28    $      23.98   $  20.06
                                            ============   ========    ========    ========    ============   ========
Total Return (%) (b) .....................          7.03 (c)  14.28       (0.50)      (4.27)          27.79      15.65
Ratios and Supplemental Data
 Expenses to average daily
  net assets
  With expenses
  waived/recovered (%) ...................          2.20 (d)   2.20        2.20        2.20            2.36 (a)   2.40
  Without expenses
  waived/recovered (%) ...................          2.44 (d)   2.47        2.45        2.33            2.28       2.74
 Net investment income (loss) to
  average daily net assets (%) ...........          0.32 (d)   0.40       (0.12)      (0.01)           0.21       0.13
 Portfolio turnover rate (%) .............            52 (c)     95         137         132             155        129
 Net assets, end of period
  ($ millions)............................            15         12          12          14              13         10

-------
* Per share amounts have been calculated using the monthly average share method.

+ For the period January 2, 1998 (commencement of Class B Shares) to October 31, 1998.

(a) The year ended October 31, 1997 includes payment of previously waived management fees to the Manager for Class A and C Shares.

(b) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(c) Not annualized.

(d) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             Heritage Series Trust
                         Notes to Financial Statements
                                  (unaudited)
--------------------------------------------------------------------------------
Note 1: Significant Accounting Policies. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and presently offers shares in seven series, the Aggressive Growth Fund, the Eagle International Equity Portfolio, the Growth Equity Fund, the Mid Cap Stock Fund, the Small Cap Stock Fund, the Technology Fund and the Value Equity Fund (each, a "Fund" and collectively, the "Funds"). The Aggressive Growth Fund primarily seeks long-term capital appreciation by investing in equity securities of companies that may have significant growth potential. The Eagle International Equity Portfolio primarily seeks capital appreciation through investments in a portfolio of international equity securities. The Growth Equity Fund primarily seeks growth through long-term capital appreciation. The Mid Cap Stock Fund primarily seeks long-term appreciation by investing primarily in equity securities of companies with medium market capitalization that are believed to have above average growth potential. The Small Cap Stock Fund seeks long-term capital appreciation by investing principally in the equity securities of companies with small market capitalization. The Technology Fund primarily seeks long-term capital appreciation through equity investments in companies that rely extensively on technology in their processes, products or services. The Value Equity Fund primarily seeks long-term capital appreciation and, secondarily, seeks current income. The Funds currently offer Class A, Class B and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Additionally, for investments greater than $1 million, those Class A Shares may be subject to a maximum contingent deferred sales charge of 1% upon redemptions made in less than 18 months of purchase. Class B Shares are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price), declining over a six-year period. Class C Shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions made in less than one year of purchase. The Eagle International Equity Portfolio also offers Eagle Class Shares, which are subject to certain minimum investment requirements and are sold without any sales charge. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:


     Security Valuation: Each Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded or the Nasdaq Stock Market. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Eagle International Equity Portfolio calculates its daily net asset value per share. Although the Eagle International Equity Portfolio values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.


     Foreign Currency Transactions: The books and records of the Eagle International Equity Portfolio are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Eagle International Equity Portfolio does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Net realized gain (loss) and unrealized appreciation (depreciation) from foreign currency transactions include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.


     Forward Foreign Currency Contracts: The Eagle International Equity Portfolio may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized appreciation (depreciation) from foreign currency. The Eagle International Equity Portfolio records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.


     Repurchase Agreements: Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.


     Federal Income Taxes: Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Each Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

--------------------------------------------------------------------------------
                             Heritage Series Trust
                         Notes to Financial Statements
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------
     Distribution of Net Realized Gains: Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

     State Qualification Expenses: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

     Option Accounting Principles: When a Fund writes a covered call option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a written option is based on the last offering price on the principal exchange on which such option is traded. The Fund receives a premium on the sale of an option, but gives up the opportunity to profit from any increase in stock value above the exercise price of the option. If an option that a Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option that a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.

     Purchased Options: Certain Funds of the Trust are authorized to enter into options contracts to manage exposure to market, interest rate or currency fluctuations. Contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with the use of options is imperfect correlation between the change in the value of the options and the market value of the security held, possibility of an illiquid market and the inability of the counter-party to meet the terms of their contracts.

     Expenses: Each Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian fee, distribution fees, etc., while other expenses such as insurance expense, are allocated proportionately among the Trust. Expenses of each Fund are allocated to each class of shares based upon their relative percentage of net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees and shareholders service fees with respect to Eagle International Equity Portfolio, are charged directly to that class.

     Organization Expenses: Expenses incurred in connection with the formation of each Fund, except the Aggressive Growth Fund and Technology Fund, were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations for the respective Funds. As of April 30, 2001, all such expenses have been amortized except for $7,754 related to the Mid Cap Stock Fund.

     Capital Accounts: Each Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

     Other: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Note 2: Fund Shares. At April 30, 2001, there were an unlimited number of shares of beneficial interest of no par value authorized.

     Aggressive Growth Fund
     ----------------------
     Transactions in Class A, B and C Shares of the Fund during the six-month period ended April 30, 2001, were as follows:


                                             Class A Shares                Class B Shares               Class C Shares
                                      ----------------------------- ---------------------------- ----------------------------
                                          Shares         Amount        Shares         Amount        Shares         Amount
                                      ------------- --------------- ------------ --------------- ------------ ---------------
     Shares sold ....................     181,847    $  3,830,227      110,432    $  2,399,027      243,920    $  5,154,766
     Shares issued on reinvestment of
      distributions .................     291,143       6,185,709      117,802       2,450,114      241,071       5,014,142
     Shares redeemed ................    (150,667)     (3,143,041)     (66,744)     (1,333,259)     (94,836)     (1,966,847)
                                         --------    ------------      -------    ------------      -------    ------------
     Net increase ...................     322,323    $  6,872,895      161,490    $  3,515,882      390,155    $  8,202,061
                                                     ============                 ============                 ============
     Shares outstanding:
      Beginning of period ...........   1,817,209                      687,797                    1,411,721
                                        ---------                      -------                    ---------
      End of period .................   2,139,532                      849,287                    1,801,876
                                        =========                      =======                    =========

--------------------------------------------------------------------------------
                             Heritage Series Trust
                         Notes to Financial Statements
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------
     Aggressive Growth Fund (continued)
     ----------------------------------
     Transactions in Class A, B and C Shares of the Fund during the year ended October 31, 2000 were as follows:


                                          Class A Shares               Class B Shares               Class C Shares
                                   ---------------------------- ---------------------------- ----------------------------
                                       Shares        Amount        Shares         Amount         Shares        Amount
                                   ------------- -------------- ------------ --------------- ------------- --------------
     Shares sold .................     639,136    $ 17,007,197     201,298    $  5,354,736       702,692    $ 18,619,612
     Shares issued on reinvestment
      of distributions ...........     124,031       2,804,337      49,580       1,108,598        80,252       1,794,442
     Shares redeemed .............    (263,680)     (6,806,236)    (68,542)     (1,749,056)     (144,514)     (3,771,666)
                                      --------    ------------     -------    ------------      --------    ------------
     Net increase ................     499,487    $ 13,005,298     182,336    $  4,714,278       638,430    $ 16,642,388
                                                  ============                ============                  ============
     Shares outstanding:
      Beginning of year ..........   1,317,722                     505,461                       773,291
                                     ---------                     -------                      --------
      End of year ................   1,817,209                     687,797                     1,411,721
                                     =========                     =======                     =========

     Eagle International Equity Portfolio
     ------------------------------------
     Transactions in Class A, B and C Shares and Eagle Shares of the Fund during the six-month period ended April 30, 2001, were as follows:


                                             Class A Shares              Class B Shares
                                      ----------------------------- -------------------------
                                          Shares         Amount        Shares       Amount
                                      ------------- --------------- ----------- -------------
    Shares sold .....................     189,583    $   4,114,416      5,765    $   143,510
    Shares issued on reinvestment
      of distributions ..............      26,389          624,360      2,715         61,801
    Shares redeemed .................    (216,231)      (5,111,395)    (5,446)      (133,782)
                                         --------    -------------     ------    -----------
    Net increase (decrease) .........        (259)   $    (372,619)     3,034    $    71,529
                                                     =============               ===========
    Shares outstanding:
     Beginning of period ............     357,871                      28,965
                                         --------                      ------
     End of period ..................     357,612                      31,999
                                         ========                      ======



                                             Class C Shares                Eagle Shares
                                      ---------------------------- -----------------------------
                                         Shares         Amount         Shares         Amount
                                      ------------ --------------- ------------- ---------------
    Shares sold .....................     78,532    $   1,659,568       61,109    $  1,566,212
    Shares issued on reinvestment
      of distributions ..............     30,550          695,007       97,141       2,233,272
    Shares redeemed .................    (75,186)      (1,584,284)    (226,964)     (5,345,025)
                                         -------    -------------     --------    ------------
    Net increase (decrease) .........     33,896    $     770,291      (68,714)   $ (1,545,541)
                                                    =============                 ============
    Shares outstanding:
     Beginning of period ............    301,361                     1,024,936
                                         -------                     ---------
     End of period ..................    335,257                       956,222
                                         =======                     =========

     Transactions in Class A, B and C Shares and Eagle Shares of the Fund during the year ended October 31, 2000, were as follows:


                                              Class A Shares               Class B Shares
                                       ----------------------------- --------------------------
                                           Shares         Amount        Shares        Amount
                                       ------------- --------------- ------------ -------------
     Shares sold .....................     206,405    $   5,863,989      23,729    $   694,286
     Shares issued on reinvestment
      of distributions ...............      31,859        1,034,768       2,120         66,936
     Shares redeemed .................    (131,052)      (3,772,192)    (11,765)      (356,139)
                                          --------    -------------     -------    -----------
     Net increase (decrease) .........     107,212    $   3,126,565      14,084    $   405,083
                                                      =============                ===========
     Shares outstanding:
      Beginning of year ..............     250,659                       14,881
                                          --------                      -------
      End of year ....................     357,871                       28,965
                                          ========                      =======



                                              Class C Shares                 Eagle Shares
                                       ---------------------------- ------------------------------
                                          Shares         Amount         Shares         Amount
                                       ------------ --------------- ------------- ----------------
     Shares sold .....................    110,927    $   3,436,460      328,037    $    9,734,259
     Shares issued on reinvestment
      of distributions ...............     34,473        1,089,009      137,365         4,373,714
     Shares redeemed .................    (80,798)      (2,392,813)    (477,947)      (14,551,965)
                                          -------    -------------     --------    --------------
     Net increase (decrease) .........     64,602    $   2,132,656      (12,545)   $     (443,992)
                                                     =============                 ==============
     Shares outstanding:
      Beginning of year ..............    236,759                     1,037,481
                                          -------                     ---------
      End of year ....................    301,361                     1,024,936
                                          =======                     =========

--------------------------------------------------------------------------------
                             Heritage Series Trust
                         Notes to Financial Statements
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------
     Growth Equity Fund
     ------------------
     Transactions in Class A, B and C Shares of the Fund during the six-month period ended April 30, 2001, were as follows:


                                           Class A Shares                Class B Shares                 Class C Shares
                                   ------------------------------ ----------------------------- ------------------------------
                                       Shares         Amount          Shares         Amount         Shares         Amount
                                   ------------- ---------------- ------------- --------------- ------------- ----------------
    Shares sold ..................     535,549    $  19,588,233       254,842    $  8,959,221       547,078    $  19,249,497
    Shares issued on reinvestment
      of distributions ...........     574,383       21,538,131       220,269       7,842,489       684,654       24,381,666
    Shares redeemed ..............    (458,484)     (17,123,195)     (128,855)     (4,487,061)     (391,354)     (12,796,257)
                                      --------    -------------      --------    ------------      --------    -------------
    Net increase .................     651,448    $  24,003,169       346,256    $ 12,314,649       840,378    $  30,834,906
                                                  =============                  ============                  =============
    Shares outstanding:
     Beginning of period .........   2,643,785                        926,375                     2,877,425
                                     ---------                       --------                     ---------
     End of period ...............   3,295,233                      1,272,631                     3,717,803
                                     =========                      =========                     =========

     Transactions in Class A, B and C Shares of the Fund during the year ended October 31, 2000, were as follows:


                                          Class A Shares               Class B Shares                Class C Shares
                                  ------------------------------ --------------------------- ------------------------------
                                      Shares         Amount         Shares        Amount         Shares         Amount
                                  ------------- ---------------- ------------ -------------- ------------- ----------------
    Shares sold .................   1,293,573    $  69,416,965      544,321    $ 28,305,082    1,260,325    $  64,867,647
    Shares issued on reinvestment
      of distributions ..........     178,368        8,265,553       49,275       2,206,529      215,528        9,649,178
    Shares redeemed .............    (374,630)     (19,701,921)     (51,768)     (2,703,279)    (378,389)     (19,159,035)
                                    ---------    -------------      -------    ------------    ---------    -------------
    Net increase ................   1,097,311    $  57,980,597      541,828    $ 27,808,332    1,097,464    $  55,357,790
                                                 =============                 ============                 =============
    Shares outstanding:
     Beginning of year ..........   1,546,474                       384,547                    1,779,961
                                    ---------                       -------                    ---------
     End of year ................   2,643,785                       926,375                    2,877,425
                                    =========                      ========                    =========

     Mid Cap Stock Fund
     ------------------
     Transactions in Class A, B and C Shares of the Fund during the six-month period ended April 30, 2001, were as follows:


                                          Class A Shares              Class B Shares              Class C Shares
                                   ---------------------------- -------------------------- ----------------------------
                                      Shares         Amount        Shares        Amount       Shares         Amount
                                   ------------ --------------- ------------ ------------- ------------ ---------------
    Shares sold ..................    402,312    $  7,640,586       95,559    $1,805,177      255,519    $  4,784,662
    Shares issued on reinvestment
      of distributions ...........    216,098       3,956,094       45,031       801,108      122,713       2,183,194
    Shares redeemed ..............    (65,057)     (1,221,552)     (17,473)     (319,842)     (64,982)     (1,215,823)
                                      -------    ------------      -------    ----------      -------    ------------
    Net increase .................    553,353    $ 10,375,128      123,117    $2,286,443      313,250    $  5,752,033
                                                 ============                 ==========                 ============
    Shares outstanding:
     Beginning of period .........    986,308                      183,787                    535,747
                                      -------                      -------                    -------
     End of period ...............  1,539,661                      306,904                    848,997
                                    =========                     ========                   ========

--------------------------------------------------------------------------------
                             Heritage Series Trust
                         Notes to Financial Statements
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------
     Mid Cap Stock Fund (continued)
     ------------------------------
     Transactions in Class A, B and C Shares of the Fund during the year ended October 31, 2000, were as follows:


                                            Class A Shares               Class B Shares              Class C Shares
                                     ----------------------------- -------------------------- -----------------------------
                                         Shares         Amount        Shares        Amount        Shares         Amount
                                     ------------- --------------- ------------ ------------- ------------- ---------------
   Shares sold .....................     230,081    $  5,097,074       69,580    $1,501,317       188,079    $  4,086,557
   Shares issued on reinvestment
    of distributions ...............      13,219         243,221        2,056        37,227         7,859         142,331
   Shares redeemed .................    (135,421)     (2,822,617)     (14,970)     (295,802)     (226,689)     (4,483,886)
                                        --------    ------------      -------    ----------      --------    ------------
   Net increase (decrease) .........     107,879    $  2,517,678       56,666    $1,242,742       (30,751)   $   (254,998)
                                                    ============                 ==========                  ============
   Shares outstanding:
    Beginning of year ..............     878,429                      127,121                     566,498
                                        --------                      -------                    --------
    End of year ....................     986,308                      183,787                     535,747
                                        ========                      =======                    ========

     Small Cap Stock Fund
     --------------------
     Transactions in Class A, B and C Shares of the Fund during the six-month period ended April 30, 2001, were as follows:


                                            Class A Shares               Class B Shares              Class C Shares
                                     ----------------------------- -------------------------- -----------------------------
                                         Shares         Amount        Shares        Amount        Shares         Amount
                                     ------------- --------------- ------------ ------------- ------------- ---------------
   Shares sold .....................     195,247    $  5,085,011       28,331    $  718,756        92,096    $  2,295,182
   Shares issued on reinvestment
    of distributions ...............     413,206      10,264,679       45,094     1,068,087       218,535       5,179,139
   Shares redeemed .................    (346,960)     (9,047,296)     (30,566)     (749,486)     (162,980)     (4,106,825)
                                        --------    ------------      -------    ----------      --------    ------------
   Net increase ....................     261,493    $  6,302,394       42,859    $1,037,357       147,651    $  3,367,496
                                                    ============                 ==========                  ============
   Shares outstanding:
    Beginning of period ............   3,667,691                      372,346                   1,826,060
                                       ---------                      -------                   ---------
    End of period ..................   3,929,184                      415,205                   1,973,711
                                       =========                      =======                   =========

     Transactions in Class A, B and C Shares of the Fund during the year ended October 31, 2000, were as follows:


                                         Class A Shares                 Class B Shares                  Class C Shares
                                -------------------------------- ----------------------------- --------------------------------
                                     Shares          Amount          Shares         Amount          Shares          Amount
                                --------------- ---------------- ------------- --------------- --------------- ----------------
   Shares sold ................       367,323    $  10,644,600        70,583    $  1,948,329         238,220    $   6,484,063
   Shares redeemed ............    (2,079,709)     (56,624,018)     (121,772)     (3,299,715)     (1,114,878)     (29,107,379)
                                   ----------    -------------      --------    ------------      ----------    -------------
   Net decrease ...............    (1,712,386)   $ (45,979,418)      (51,189)   $ (1,351,386)       (876,658)   $ (22,623,316)
                                                 =============                  ============                    =============
   Shares outstanding:
    Beginning of year .........     5,380,077                        423,535                       2,702,718
                                   ----------                       --------                      ----------
    End of year ...............     3,667,691                        372,346                       1,826,060
                                   ==========                       ========                      ==========

--------------------------------------------------------------------------------
                             Heritage Series Trust
                         Notes to Financial Statements
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------
     Technology Fund
     ---------------
     Transactions in Class A, B and C Shares of the Fund during the six-month period ended April 30, 2001, were as follows:


                                          Class A Shares                Class B Shares                Class C Shares
                                   ----------------------------- ----------------------------- -----------------------------
                                       Shares         Amount         Shares         Amount         Shares         Amount
                                   ------------- --------------- ------------- --------------- ------------- ---------------
    Shares sold ..................     620,022    $  6,818,255       185,955    $  2,079,439       329,656    $  3,747,100
    Shares issued on reinvestment
      of distributions ...........     285,623       3,410,892       110,016       1,303,686       189,764       2,245,762
    Shares redeemed ..............    (795,996)     (8,417,607)     (178,903)     (1,937,437)     (348,904)     (3,485,363)
                                      --------    ------------      --------    ------------      --------    ------------
    Net increase .................     109,649    $  1,811,540       117,068    $  1,445,688       170,516    $  2,507,499
                                                  ============                  ============                  ============
    Shares outstanding:
     Beginning of period .........   3,716,339                     1,394,667                     2,306,342
                                     ---------                     ---------                     ---------
     End of period ...............   3,825,988                     1,511,735                     2,476,858
                                     =========                     =========                     =========

     Transactions in Class A, B and C Shares of the Fund during the period November 18, 1999 (commencement of operations) to October 31, 2000, were as follows:


                                           Class A Shares                Class B Shares               Class C Shares
                                   ------------------------------ ---------------------------- ----------------------------
                                       Shares         Amount          Shares        Amount         Shares        Amount
                                   ------------- ---------------- ------------- -------------- ------------- --------------
    Shares sold ..................   4,324,750    $  71,956,124     1,536,844    $ 25,836,044    2,569,147    $ 42,685,629
    Shares redeemed ..............    (608,411)     (10,961,163)     (142,177)     (2,663,961)    (262,805)     (4,839,594)
                                     ---------    -------------     ---------    ------------    ---------    ------------
    Net increase .................   3,716,339    $  60,994,961     1,394,667    $ 23,172,083    2,306,342    $ 37,846,035
                                                  =============                  ============                 ============
    Shares outstanding:
     Beginning of period .........          --                             --                           --
                                     ---------                      ---------                    ---------
     End of period ...............   3,716,339                      1,394,667                    2,306,342
                                     =========                      =========                    =========

     Value Equity Fund
     -----------------
     Transactions in Class A, B and C Shares of the Fund during the six-month period ended April 30, 2001 were as follows:


                                         Class A Shares            Class B Shares              Class C Shares
                                   -------------------------- ------------------------- ----------------------------
                                      Shares        Amount       Shares       Amount       Shares         Amount
                                   ------------ ------------- ----------- ------------- ------------ ---------------
    Shares sold ..................    124,089    $2,516,690      58,011    $1,137,169      172,627    $  3,449,614
    Shares issued on reinvestment
      of distributions ...........     38,975       741,601       2,860        53,825       34,336         646,202
    Shares redeemed ..............    (42,306)     (855,817)     (5,746)     (112,326)     (68,526)     (1,370,467)
                                      -------    ----------      ------    ----------      -------    ------------
    Net increase .................    120,758    $2,402,474      55,125    $1,078,668      138,437    $  2,725,349
                                                 ==========                ==========                 ============
    Shares outstanding:
     Beginning of period .........    621,042                    47,999                    585,653
                                      -------                    ------                    -------
     End of period ...............    741,800                   103,124                    724,090
                                     ========                  ========                   ========

--------------------------------------------------------------------------------
                             Heritage Series Trust
                         Notes to Financial Statements
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------
     Value Equity Fund (continued)
     -----------------------------
     Transactions in Class A, B and C Shares of the Fund during the year ended October 31, 2000, were as follows:


                                          Class A Shares               Class B Shares              Class C Shares
                                   ----------------------------- -------------------------- -----------------------------
                                       Shares         Amount        Shares        Amount        Shares         Amount
                                   ------------- --------------- ------------ ------------- ------------- ---------------
     Shares sold .................     119,887    $  2,251,289       12,632    $  237,000       152,307    $  2,821,869
     Shares issued on reinvestment
      of distributions ...........      22,076         397,144        1,213        21,621        14,812         263,944
     Shares redeemed .............    (323,868)     (6,046,861)     (22,103)     (413,233)     (236,407)     (4,352,703)
                                      --------    ------------      -------    ----------      --------    ------------
     Net decrease ................    (181,905)   $ (3,398,428)      (8,258)   $ (154,612)      (69,288)   $ (1,266,890)
                                                  ============                 ==========                  ============
     Shares outstanding:
      Beginning of year ..........     802,947                       56,257                     654,941
                                      --------                      -------                    --------
      End of year ................     621,042                       47,999                     585,653
                                      ========                      =======                    ========

Note 3: Purchases and Sales of Securities. For the six-month period ended April 30, 2001, purchases and sales of investment securities (excluding repurchase agreements and short term obligations) were as follows:


                                                            Investment Securities
                                                      ---------------------------------
                                                         Purchases           Sales
                                                      ---------------   ---------------
     Aggressive Growth Fund .......................    $135,924,311      $128,788,385
     Eagle International Equity Portfolio .........      35,500,732        39,278,323
     Growth Equity Fund ...........................     391,012,173       341,419,668
     Mid Cap Stock Fund ...........................      60,912,306        50,471,789
     Small Cap Stock Fund .........................      67,834,701        70,205,400
     Technology Fund ..............................     326,494,869       320,891,748
     Value Equity Fund ............................      19,575,452        11,773,301

     Transactions in covered call options written on equity securities for the Growth Equity Fund were as follows:


                                                Number of          Premiums
                                                Contracts          Received
                                             ---------------   ----------------
    Outstanding October 31, 1999 .........              --      $          --
     Open ................................       1,233,000         12,932,486
     Closed ..............................      (1,233,000)       (12,932,486)
                                                ----------      -------------
    Outstanding October 31, 2000 .........              --      $          --
                                                ==========      =============

Note 4: Management, Subadvisory, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees' Fees. Under the Trust's Investment Advisory and Administrative Agreements with Heritage Asset Management, Inc. (the "Manager") the Funds, with the exception of the Eagle International Equity Portfolio, agree to pay to the Manager the following annual fee as a percentage of each Fund's average daily net assets, which is computed daily and payable monthly. Under the Trust's Investment Advisory and Administrative Agreement for the Eagle International Equity Portfolio, the following management fee is payable to Eagle Asset Management, Inc. ("Eagle").

--------------------------------------------------------------------------------
                             Heritage Series Trust
                         Notes to Financial Statements
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------

                                                            Initial                       Subsequent
                                                           Management        Break        Management
                                                              Fee            Point           Fee
                                                          -----------   --------------   -----------

     Aggressive Growth Fund (1) .......................       1.00%      $50 million         0.75%
     Eagle International Equity Portfolio (1) .........       1.00%     $100 million         0.80%
     Growth Equity Fund ...............................       0.75%             None           --
     Mid Cap Stock Fund ...............................       0.75%             None           --
     Small Cap Stock Fund (1) .........................       1.00%      $50 million         0.75%
     Technology Fund (1) ..............................       1.00%     $100 million         0.75%
     Value Equity Fund ................................       0.75%             None           --

     (1) The Aggressive Growth Fund, Eagle International Equity Portfolio, Small Cap Stock Fund and Technology Fund have a management fee break point. When average daily net assets exceed the Fund's respective break point, the management fee is reduced to the subsequent management fee on those assets greater then the breakpoint.


     The Manager and/or Eagle contractually waived their management fees and, if necessary, reimbursed each Fund to the extent that Class A, B and C Shares annual operating expenses exceeded that Fund's average daily net assets attributable to that class for the 2001 fiscal year as follows:

                                                                               Class B and
                                                           Class A Shares     Class C Shares
                                                          ----------------   ---------------

     Aggressive Growth Fund ...........................          1.60%             2.35%
     Eagle International Equity Portfolio (2) .........          1.90%             2.65%
     Growth Equity Fund ...............................          1.35%             2.10%
     Mid Cap Stock Fund ...............................          1.55%             2.30%
     Small Cap Stock Fund .............................          1.30%             2.05%
     Technology Fund ..................................          1.65%             2.40%
     Value Equity Fund ................................          1.45%             2.20%

     (2) Eagle Shares for the Eagle International Equity Portfolio have an expense limit of 2.53% for the 2001 fiscal year.


     Based on the above agreements, the Manager and Eagle waived management fees as follows:



                                                                        For the Years Ended
                                                         Six-Month           October 31,
                                                       Period Ended     ----------------------
                                                      April 30, 2001      2000        1999
                                                     ----------------   ---------   ----------
    Eagle International Equity Portfolio .........        $41,855        $    --     $24,049
    Mid Cap Stock Fund ...........................          7,789         24,899      27,644
    Technology Fund ..............................         13,685             --          --
    Value Equity Fund ............................         32,496         69,913      76,169

     If total Fund expenses fall below the expense limitation agreed to by the Manager and/or Eagle before the end of the years ending October 31, 2002 and 2001, respectively, each Fund may be required to pay the Manager and/or Eagle a portion or all of the waived management fees.


     Eagle has entered into an agreement with Martin Currie, Inc., a New York Corporation, to provide the Eagle International Equity Portfolio investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for an annualized fee payable by Eagle equal to .50% of the average daily net assets on the first $100 million of net assets and .40% thereafter without regard to any reduction due to the imposition of expense limitations. For the six-month period ended April 30, 2001 the Subadviser earned $95,976 for Subadviser fees, which were paid by Eagle.


     The Manager, an affiliate of Eagle, provides certain administrative services for the Eagle International Equity Portfolio. The Manager receives a fee in the amount of 0.10% from Eagle for performing these administrative services.


     The Manager has entered into agreements with Eagle (with respect to the Aggressive Growth Fund, Growth Equity Fund, Mid Cap Stock Fund and the Technology Fund) and with Eagle and Awad Asset Management, Inc. (with respect to the Small Cap Stock Fund) to provide investment advice, portfolio management services including the placement of brokerage orders and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager without regard to any reduction due to the imposition of expense limitations. For the six-month period ended April 30, 2001, the total fees the Subadvisers earned were $210,547, $512,853, $80,039, $330,996 and $210,494 for the

--------------------------------------------------------------------------------
                             Heritage Series Trust
                         Notes to Financial Statements
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------
     Aggressive Growth Fund, Growth Equity Fund, Mid Cap Stock Fund, Small Cap Stock Fund and Technology Fund, respectively.


     The Manager has entered into an agreement with Osprey Partners Investment Management, LLC ("Osprey") to provide to the Value Equity Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to .32% of the Value Equity Fund's average daily net assets. Effective May 18, 1999, all of the assets of the Value Equity Fund were allocated to Osprey. Prior to May 18, 1999, the assets of the Fund were managed by Eagle. Eagle will continue to serve as subadviser to the Fund, although there are no assets currently allocated to them. For the six-month period ended April 30, 2001 Osprey earned $44,162 for Subadviser fees, which was paid by the Manager.


     Total front end and contingent deferred sales charges received by Raymond James & Associates, Inc. (the "Distributor") for the six-month period ended April 30, 2001.


                                           Front-end
                                         Sales Charge               Contingent Deferred Sales Charge
                                       ----------------   -----------------------------------------------------
                                        Class A Shares     Class A Shares     Class B Shares     Class C Shares
                                       ----------------   ----------------   ----------------   ---------------
    Aggressive Growth Fund .........       $ 51,516            $   --             $12,605           $ 2,932
    Eagle International Equity
      Portfolio ....................         18,779                --                 754             9,960
    Growth Equity Fund .............        292,713                --              44,012            13,240
    Mid Cap Stock Fund .............        106,024                --               3,596             1,310
    Small Cap Stock Fund ...........         77,920               174              14,885             1,541
    Technology Fund ................        101,882               204              27,759             3,401
    Value Equity Fund ..............         34,279             2,243               2,213             1,292

     The Distributor paid sales commission to salespersons from these fees and incurred other distribution costs.


     Total agency brokerage commissions paid by the Funds and agency brokers commissions paid directly to Raymond James & Associates, Inc., for the six-month period ended April 30, 2001 were as follows:

                                                      Total Agency         Paid To
                                                       Brokerage        Raymond James
                                                      Commissions     & Associates, Inc.
                                                     -------------   -------------------

    Aggressive Growth Fund .......................      $231,480           $15,000
    Eagle International Equity Portfolio .........       103,003                --
    Growth Equity Fund ...........................       622,588                --
    Mid Cap Stock Fund ...........................        94,845
    Small Cap Stock Fund .........................       116,618            16,580
    Technology Fund ..............................       385,119               600
    Value Equity Fund ............................        46,170                --

     Pursuant to a plan in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Trust is authorized to pay the Distributor a fee pursuant to the Class A Shares Distribution Plan of up to .35% of the average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. However, at the present time the Board of Trustees has authorized payments of only .25% of average daily net assets. Under the Class B Shares and Class C Shares Distribution Plans, the Trust may pay the Distributor a fee equal to 1.00% of the average daily net assets. Such fees are accrued daily and payable monthly. Class B Shares will convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase the Class B Shares was accepted. The Manager, Eagle, Awad Asset Management, Inc. and the Distributor are all wholly owned subsidiaries of Raymond James Financial, Inc.


     The Manager also is the Fund Accountant, Dividend Paying and Shareholder Servicing Agent for the Aggressive Growth Fund, the Growth Equity Fund, the Mid Cap Stock Fund, the Small Cap Stock Fund, the Technology Fund and the Value Equity Fund. In addition, the Manager is the Dividend Paying and Shareholder Servicing Agent for the Eagle International Equity Portfolio.


     Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust and Heritage Income Trust, investment companies that also are advised by the Manager (collectively referred to as the Heritage funds). Each Trustee of the Heritage funds that is not an employee of the Manager or employee

--------------------------------------------------------------------------------
                             Heritage Series Trust
                         Notes to Financial Statements
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------
     of an affiliate of the Manager receives an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage funds attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.


Note 5: Federal Income Taxes.

     Aggressive Growth Fund:
     -----------------------
     For the year ended October 31, 2000, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss, the Fund credited undistributed net investment income and debited accumulated net realized gain $1,121,676.


     Eagle International Equity Portfolio:
     -------------------------------------
     For the year ended October 31, 2000, to reflect reclassifications arising from permanent book/tax differences primarily attributable to foreign currency losses, a net operating loss and basis difference in passive foreign investment companies (PFICs), the Fund credited undistributed net investment loss and debited accumulated net realized gain $488,140.


     Growth Equity Fund:
     -------------------
     For the year ended October 31, 2000, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss, the Fund credited undistributed net investment income and debited accumulated net realized gain $3,087,876.


     Mid Cap Stock Fund:
     -------------------
     For the year ended October 31, 2000, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss, the Fund credited undistributed net investment income and debited accumulated net realized gain $458,220.


     Small Cap Stock Fund:
     ---------------------
     For the year ended October 31, 2000, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss and REIT distributions, the Fund credited undistributed net investment income and debited accumulated net realized gain $1,266,371. The Fund utilized $5,057,448 of net tax basis capital losses during the current year against net realized gains from investment transactions.


     Technology Fund:
     ----------------
     For the period ended October 31, 2000, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss, the Fund credited undistributed net investment income and debited accumulated net realized loss $1,869,207.

--------------------------------------------------------------------------------
                             Heritage Series Trust
                         Notes to Financial Statements
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------
Note 6: Financial Investment With Off-Balance Sheet Risk.


     Eagle International Equity Portfolio:
     -------------------------------------
     The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions, to manage its foreign currency exposure or to sell for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holding to be hedged. Additionally, when the Subadviser anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.


     The Fund may enter into forward contracts to hedge against changes to future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of these parties to meet the terms of their contracts.

Heritage Family of Funds(TM)
From Our Family to Yours: The Intelligent Creation of Wealth.

Heritage Stock Funds
Aggressive Growth
Capital Appreciation
Eagle International
Growth Equity
Income-Growth
Mid Cap
Small Cap
Technology
Value Equity

Heritage Bond Funds
High Yield
Intermediate Government

Heritage Money Market Funds
Money Market
Municipal Money Market


We are pleased that many of you are also investors in these funds. For more information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the prospectus carefully before you invest in any of the funds.

This report is for the information of shareholders of Heritage Series Trust-Aggressive Growth Fund, Eagle International Equity Portfolio, Growth Equity Fund, Mid Cap Stock Fund, Small Cap Stock Fund, Technology Fund and Value Equity Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.

(C) 2001 Heritage Asset Management, Inc.

60M  04/01
AR53415S-HST

[HERITAGE LOGO]          Heritage Series Trust
                         P.O. Box 33022
                         St. Petersburg, FL  33733
--------------------------------------------------------------------------------
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